UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6452

Fidelity Union Street Trust II
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2012

Item 1. Reports to Stockholders

Fidelity®

AMT Tax-Free Money

Fund

Annual Report

August 31, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes/ Performance	(Click Here)	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	(Click Here)	A complete list of the fund's investments.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2012 to August 31, 2012).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value March 1, 2012	Ending Account Value August 31, 2012	Expenses Paid During Period* March 1, 2012 to August 31, 2012
Actual	.19%	$ 1,000.00	$ 1,000.10	$ .96**
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,024.18	$ .97**

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

** If certain fees were not voluntarily waived by FMR or its affiliates during the period, the annualized expense ratio would have been ..33% and the expenses paid in the actual and hypothetical examples above would have been $1.66 and $1.68, respectively.

Annual Report

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 8/31/12	% of fund's investments 2/29/12	% of fund's investments 8/31/11
1 - 7	73.9	72.2	80.0
8 - 30	2.4	6.1	5.4
31 - 60	3.1	4.8	4.7
61 - 90	2.9	1.9	1.7
91 - 180	4.5	11.1	4.2
>180	13.2	3.9	4.0
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	8/31/12	2/29/12	8/31/11
Fidelity AMT Tax-Free Money Fund	48 Days	35 Days	26 Days
All Tax-Free Money Market Funds Average*	39 Days	28 Days	30 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	8/31/12	2/29/12	8/31/11
Fidelity AMT Tax-Free Money Fund	48 Days	35 Days	26 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of August 31, 2012	As of February 29, 2012
Variable Rate Demand Notes (VRDNs) 55.9%	Variable Rate Demand Notes (VRDNs) 58.1%
Other Municipal Debt 29.5%	Other Municipal Debt 31.2%
Investment Companies 14.3%	Investment Companies 11.9%
Net Other Assets (Liabilities) 0.3%	Net Other Assets (Liabilities)† (1.2)%

* Source: iMoneyNet, Inc.

† Net Other Assets (Liabilities) are not included in the pie chart.

Annual Report

Investment Changes/Performance (Unaudited) - continued

Current and Historical Seven-Day Yields

	8/31/12	5/31/12	2/29/12	11/28/11	8/29/11

Fidelity AMT Tax-Free Money Fund	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money by investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending August 31, 2012, the most recent period shown in the table, would have been -0.24%.

Annual Report

Investments August 31, 2012

Showing Percentage of Net Assets

Variable Rate Demand Note - 55.9%
	Principal Amount (000s)	Value (000s)
Alabama - 0.2%
Alabama Pub. School & College Auth. Rev. Participating VRDN Series MT 719, 0.2% 9/7/12 (Liquidity Facility Bank of America NA) (b)(e)	$ 2,000	$ 2,000
Alaska - 0.8%
Valdez Marine Term. Rev.:
(ConocoPhillips Proj.) Series 1994 A, 0.2% 9/7/12 (ConocoPhillips Guaranteed), VRDN (b)	2,400	2,400
(Phillips Trans. Alaska, Inc. Proj.) Series 1994 B, 0.2% 9/7/12 (ConocoPhillips Guaranteed), VRDN (b)	6,600	6,600
		9,000
Arizona - 3.1%
Chandler Gen. Oblig. Participating VRDN Series GS 07 49TP, 0.17% 9/7/12 (Liquidity Facility Wells Fargo & Co.) (b)(e)	10,695	10,695
Glendale Indl. Dev. Auth. (Midwestern Univ. Proj.) Series 2008, 0.18% 9/7/12, LOC JPMorgan Chase Bank, VRDN (b)	1,200	1,200
Maricopa County Indl. Dev. Auth. Rev. (Valley of the Sun YMCA Proj.) Series 2008, 0.19% 9/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (b)	1,300	1,300
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev. (Del Mar Terrace Apts. Proj.) Series 1999 A, 0.2% 9/7/12, LOC Freddie Mac, VRDN (b)	10,500	10,500
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN:
Series Putters 3467, 0.18% 9/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	2,115	2,115
Series Putters 3708Z, 0.18% 9/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	5,875	5,875
Tempe Indl. Dev. Auth. Rev. (ASUF Brickyard Proj.) Series 2004 A, 0.21% 9/7/12, LOC Bank of America NA, VRDN (b)	3,500	3,500
		35,185
California - 2.1%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Participating VRDN Series ROC II R 11453, 0.18% 9/7/12 (Liquidity Facility Citibank NA) (b)(e)	1,800	1,800
California Gen. Oblig.:
Participating VRDN Series Putters 4265, 0.21% 9/4/12 (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	6,100	6,100
Series 2005 B1, 0.18% 9/7/12, LOC Bank of America NA, VRDN (b)	4,600	4,600
El Dorado Irrigation District Rev. Ctfs. of Prtn. Series 2008 A, 0.18% 9/7/12, LOC Citibank NA, VRDN (b)	2,550	2,550
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
Metropolitan Wtr. District of Southern California Wtrwks. Rev. Participating VRDN Series MT 774, 0.24% 9/7/12 (Liquidity Facility Bank of America NA) (b)(e)	$ 1,000	$ 1,000
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 2008 A, 0.18% 9/7/12, LOC Citibank NA, VRDN (b)	2,600	2,600
Riverside Ctfs. of Prtn. (Riverside Renaissance Proj.) Series 2008, 0.19% 9/7/12, LOC Bank of America NA, VRDN (b)	2,800	2,800
Riverside Elec. Rev. Series 2008 C, 0.18% 9/7/12, LOC Bank of America NA, VRDN (b)	1,000	1,000
Santa Clara County Fing. Auth. Lease Rev. (Multiple Facilities Proj.) Series 2008 M, 0.22% 9/7/12, LOC Bank of America NA, VRDN (b)	1,595	1,595
		24,045
Colorado - 2.7%
Colorado Edl. & Cultural Facilities Auth. Rev. (Clyfford Still Museum Proj.) Series 2008, 0.17% 9/7/12, LOC Wells Fargo Bank NA, VRDN (b)	600	600
Colorado Health Facilities Auth. Rev. Participating VRDN:
Series BA 08 1090, 0.2% 9/7/12 (Liquidity Facility Bank of America NA) (b)(e)	5,375	5,375
Series Putters 2999, 0.2% 9/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	6,245	6,245
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN:
Series BC 11 118B, 0.19% 9/7/12 (Liquidity Facility Barclays Bank PLC) (b)(e)	2,780	2,780
Series EGL 07 0040, 0.17% 9/7/12 (Liquidity Facility Citibank NA) (b)(e)	3,700	3,700
Denver Urban Renewal Auth. Tax Increment Rev. Series 2008 A1, 0.18% 9/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (b)	3,705	3,705
Mesa County Econ. Dev. Rev. (Leitner-Poma of America, Inc. Proj.) Series 2009, 0.27% 9/7/12, LOC Wells Fargo Bank NA, VRDN (b)	7,405	7,405
Moffat County Poll. Cont. Rev.:
(PacifiCorp Proj.) Series 1994, 0.19% 9/7/12, LOC Wells Fargo Bank NA, VRDN (b)	500	500
(Tri-State Generation and Transmission Assoc., Inc. Proj.) Series 2009, 0.2% 9/7/12, LOC Bank of America NA, VRDN (b)	1,000	1,000
		31,310
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Connecticut - 0.4%
Connecticut Health & Edl. Facilities Auth. Rev. Participating VRDN Series EGL 7 05 3031, 0.17% 9/7/12 (Liquidity Facility Citibank NA) (b)(e)	$ 4,300	$ 4,300
Delaware - 0.9%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1999 A, 0.44% 9/7/12, VRDN (b)	5,900	5,900
Wilmington Adjustable Rate Demand Rev. (Delaware Art Museum, Inc. Proj.) 0.18% 9/7/12, LOC Wells Fargo Bank NA, VRDN (b)	4,200	4,200
		10,100
District Of Columbia - 2.3%
District of Columbia Gen. Oblig. Participating VRDN Series Putters 4026, 0.19% 9/4/12 (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	12,000	12,000
District of Columbia Income Tax Rev. Participating VRDN Series Putters 3369, 0.18% 9/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	1,000	1,000
District of Columbia Rev.:
(American Psychological Assoc. Proj.) Series 2003, 0.26% 9/7/12, LOC Bank of America NA, VRDN (b)	1,095	1,095
(The AARP Foundation Proj.) Series 2004, 0.19% 9/7/12, LOC Bank of America NA, VRDN (b)	1,500	1,500
(The Phillips Collection Issue Proj.) Series 2003, 0.43% 9/7/12, LOC Bank of America NA, VRDN (b)	3,515	3,515
(The Washington Ctr. for Internships and Academic Seminars Proj.) Series 2009, 0.16% 9/7/12, LOC Branch Banking & Trust Co., VRDN (b)	4,900	4,900
District of Columbia Univ. Rev. (American Univ. Proj.) Series 2006 B, 0.18% 9/7/12, LOC JPMorgan Chase Bank, VRDN (b)	1,000	1,000
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 2009 D1, 0.19% 9/7/12, LOC Bank of America NA, VRDN (b)	1,600	1,600
		26,610
Florida - 4.3%
Broward County Fin. Auth. Multi-family Hsg. Rev. (Reflections Apts. Proj.) Series 1999, 0.18% 9/7/12, LOC Freddie Mac, VRDN (b)	3,165	3,165
Florida Gen. Oblig. Participating VRDN Series PZ 130, 0.19% 9/7/12 (Liquidity Facility Wells Fargo & Co.) (b)(e)	3,440	3,440
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.:
(Mariner's Cay Apts. Proj.) Series 2008 M, 0.18% 9/7/12, LOC Fannie Mae, VRDN (b)	1,360	1,360
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.: - continued
(Victoria Park Apts. Proj.) Series 2002 J, 0.18% 9/7/12, LOC Fannie Mae, VRDN (b)	$ 1,100	$ 1,100
Jacksonville Hsg. Fin. Auth. Multi-family Hsg. Rev. (Augustine Apts. Proj.) 0.18% 9/7/12, LOC Fannie Mae, VRDN (b)	2,650	2,650
Orange County Indl. Dev. Auth. Indl. Dev. Rev. (Central Florida YMCA Proj.) Series 2002 A, 0.2% 9/7/12, LOC Bank of America NA, VRDN (b)	1,300	1,300
Palm Beach County Rev. (Saint Andrew's School of Boca Raton, Inc. Proj.) Series 2007, 0.21% 9/7/12, LOC Bank of America NA, VRDN (b)	2,000	2,000
Palm Beach County Wtr. & Swr. Rev. Participating VRDN Series Putters 2622, 0.18% 9/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	2,765	2,765
Pasco County School Board Ctfs. of Prtn. Series 2008 C, 0.21% 9/7/12, LOC Bank of America NA, VRDN (b)	5,100	5,100
Pinellas County Health Facilities Auth. Rev.:
(BayCare Health Sys. Proj.) Series 2009 A3, 0.17% 9/7/12, LOC Wells Fargo Bank NA, VRDN (b)	9,875	9,875
(Suncoast Hospice Proj.) Series 2004, 0.17% 9/7/12, LOC Wells Fargo Bank NA, VRDN (b)	1,505	1,505
Pinellas County Hsg. Fin. Auth. (Booker Creek Apts. Proj.) Series 2009, 0.18% 9/7/12, LOC Freddie Mac, VRDN (b)	5,000	5,000
Tallahassee Energy Sys. Rev. Participating VRDN Series Putters 4204, 0.2% 9/4/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	1,000	1,000
USF College of Medicine Health Facilities Series 2006 A1, 0.18% 9/7/12, LOC JPMorgan Chase Bank, VRDN (b)	2,500	2,500
Volusia County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Fisherman's Landing Apts. Proj.) 0.18% 9/7/12, LOC Fannie Mae, VRDN (b)	1,050	1,050
Winter Haven Util. Sys. Impt. & Rfdg. Rev. Participating VRDN Series Solar 06 54, 0.17% 9/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(e)	4,600	4,600
		48,410
Georgia - 1.1%
Fulton County Dev. Auth.:
(Mount Vernon Presbyterian School Proj.) Series 2005, 0.16% 9/7/12, LOC Branch Banking & Trust Co., VRDN (b)	2,500	2,500
(Pace Academy, Inc. Proj.) Series 2008, 0.22% 9/7/12, LOC Bank of America NA, VRDN (b)	3,700	3,700
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2010 A, 0.18% 9/7/12 (Liquidity Facility Royal Bank of Canada), VRDN (b)	$ 4,300	$ 4,300
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Series 2000 B, 0.2% 9/7/12, LOC PNC Bank NA, VRDN (b)	800	800
Muni. Elec. Auth. of Georgia Series 1985 B, 0.16% 9/7/12, LOC Barclays Bank PLC, VRDN (b)	1,500	1,500
		12,800
Hawaii - 1.0%
Hawaii Gen. Oblig. Participating VRDN Series ROC II R 11910, 0.17% 9/7/12 (Liquidity Facility Citibank NA) (b)(e)	3,885	3,885
Hawaii State Hsg. Fin. & Dev. Corp. Rev. (Lokahi Kau Apts. Proj.) Series 2008, 0.17% 9/7/12, LOC Freddie Mac, VRDN (b)	2,300	2,300
Honolulu City & County Gen. Oblig. Participating VRDN Series Putters 3391, 0.18% 9/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	5,000	5,000
		11,185
Idaho - 0.2%
Idaho Health Facilities Auth. Rev. (St. Luke's Health Sys. Proj.) Series 2009 A, 0.17% 9/7/12, LOC Wells Fargo Bank NA, VRDN (b)	2,000	2,000
Illinois - 5.7%
Chicago Metropolitan Wtr. Reclamation District Greater Chicago Participating VRDN Series Solar 06 75, 0.17% 9/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(e)	3,200	3,200
Chicago Wtr. Rev. Series 2004 A2, 0.19% 9/7/12, LOC California Pub. Employees Retirement Sys., VRDN (b)	2,655	2,655
DuPage County Rev. (Morton Arboretum Proj.) 0.2% 9/7/12, LOC Bank of America NA, VRDN (b)	10,500	10,500
Illinois Fin. Auth. Rev.:
(Chicago Historical Society Proj.) Series 2006, 0.18% 9/7/12, LOC JPMorgan Chase Bank, VRDN (b)	18,900	18,900
(Edward Hosp. Obligated Group Proj.) Series 2009 A, 0.23% 9/7/12, LOC Bank of America NA, VRDN (b)	1,200	1,200
(Little Co. of Mary Hosp. Proj.) Series 2008 A, 0.18% 9/7/12, LOC JPMorgan Chase Bank, VRDN (b)	4,000	4,000
(Museum of Science & Industry Proj.) Series 2009 C, 0.17% 9/7/12, LOC PNC Bank NA, VRDN (b)	1,000	1,000
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2007 A-2A, 0.19% 9/7/12, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (b)	9,800	9,800
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Toll Hwy. Auth. Toll Hwy. Rev.: - continued
0.19% 9/7/12, LOC Citibank NA, VRDN (b)	$ 5,900	$ 5,900
Univ. of Illinois Rev. (UIC South Campus Dev. Proj.) Series 2008, 0.18% 9/7/12, LOC JPMorgan Chase Bank, VRDN (b)	7,200	7,200
		64,355
Indiana - 0.8%
Indiana Dev. Fin. Auth. Envir. Rev. Series 2005, 0.22% 9/7/12, LOC Royal Bank of Scotland PLC, VRDN (b)	3,400	3,400
Indiana Edl. Facilities Auth. Rev. (Earlham College Proj.) Series E, 0.18% 9/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (b)	3,525	3,525
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 E, 0.18% 9/7/12, LOC Bank of America NA, VRDN (b)	2,000	2,000
		8,925
Iowa - 0.5%
Iowa Fin. Auth. Poll. Cont. Facility Rev. (MidAmerican Energy Proj.) Series 2008 B, 0.18% 9/7/12, VRDN (b)	5,900	5,900
Louisiana - 0.4%
Louisiana Pub. Facilities Auth. Rev. (Air Products & Chemicals, Inc. Proj.) Series 2004, 0.18% 9/7/12, VRDN (b)	1,500	1,500
St. James Parish Gen. Oblig. (NuStar Logistics LP Proj.):
Series 2010 B, 0.16% 9/7/12, LOC JPMorgan Chase Bank, VRDN (b)	2,000	2,000
Series 2010, 0.15% 9/7/12, LOC Mizuho Corporate Bank Ltd., VRDN (b)	1,300	1,300
		4,800
Maryland - 0.8%
Baltimore County Econ. Dev. Rev. (The Bais Yaakov School for Girls Proj.) Series 2003, 0.43% 9/7/12, LOC Bank of America NA, VRDN (b)	1,355	1,355
Maryland Cmnty. Dev. Administration Multi-family Dev. Rev. (Avalon Lea Apt. Proj.) Series 1997, 0.22% 9/7/12, LOC Fannie Mae, VRDN (b)	1,200	1,200
Maryland Econ. Dev. Auth. Rev. (Associated Projs.) Series A, 0.2% 9/7/12, LOC Bank of America NA, VRDN (b)	2,640	2,640
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Anne Arundel Health Sys. Proj.) Series 2009 B, 0.23% 9/7/12, LOC Bank of America NA, VRDN (b)	$ 1,000	$ 1,000
(Mercy Med. Ctr. Proj.) Series 2007 D, 0.17% 9/7/12, LOC Wells Fargo Bank NA, VRDN (b)	3,100	3,100
		9,295
Massachusetts - 0.6%
Massachusetts Gen. Oblig. Participating VRDN Series Clipper 07 41, 0.2% 9/7/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)	2,500	2,500
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN:
Series EGL 07 0031, 0.17% 9/7/12 (Liquidity Facility Citibank NA) (b)(e)	1,000	1,000
Series Putters 2479Z, 0.18% 9/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,100	3,100
		6,600
Michigan - 1.0%
Michigan Fin. Auth. Rev. Participating VRDN:
Series ROC II R 11988, 0.17% 9/7/12 (Liquidity Facility Citibank NA) (b)(e)	3,000	3,000
Series WF 11 111C, 0.17% 9/7/12 (Liquidity Facility Wells Fargo Bank NA) (b)(e)	2,500	2,500
Michigan Hosp. Fin. Auth. Rev. Participating VRDN Series ROC II R 11676, 0.17% 9/7/12 (Liquidity Facility Citibank NA) (b)(e)	1,300	1,300
Waterford Econ. Dev. Corp. Ltd. Oblig. Rev. (Canterbury Health Care, Inc. Proj.) Series 2009, 0.17% 9/7/12, LOC Fed. Home Ln. Bank of Boston, VRDN (b)	4,200	4,200
		11,000
Minnesota - 0.6%
Minnesota Gen. Oblig. Participating VRDN Series Putters 3844 Q, 0.18% 9/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,460	3,460
Oak Park Heights Multi-family Rev. 0.15% 9/7/12, LOC Freddie Mac, VRDN (b)	3,120	3,120
		6,580
Mississippi - 0.7%
Mississippi Bus. Fin. Corp. Indl. Dev. Rev. (New Process Steel, L.P. Proj.) Series 2010, 0.25% 9/7/12, LOC Bank of America NA, VRDN (b)	8,500	8,500
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Missouri - 1.0%
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Participating VRDN Series EGL 07 0001, 0.17% 9/7/12 (Liquidity Facility Citibank NA) (b)(e)	$ 8,000	$ 8,000
Missouri Health & Edl. Facilities Auth. Health Facilities Rev. (Cox Health Sys. Proj.) Series 2008 C, 0.21% 9/7/12, LOC Bank of America NA, VRDN (b)	3,000	3,000
		11,000
Nebraska - 0.9%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2009, 0.18% 9/7/12 (Liquidity Facility Royal Bank of Canada), VRDN (b)	5,500	5,500
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN Series Putters 3700 Z, 0.18% 9/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	5,000	5,000
		10,500
Nevada - 0.5%
Clark County Arpt. Rev. Series 2008 D 2B, 0.17% 9/7/12, LOC Royal Bank of Canada, VRDN (b)	1,200	1,200
Clark County Fuel Tax Participating VRDN Series ROC II R 11507, 0.17% 9/7/12 (Liquidity Facility Citibank NA) (b)(e)	2,800	2,800
Clark County McCarran Int'l. Arpt. Passenger Facility Charge Rev. Series 2010 F2, 0.17% 9/7/12, LOC Union Bank of California, VRDN (b)	1,500	1,500
		5,500
New Mexico - 1.0%
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev. Series 2009, 0.18% 9/7/12 (Liquidity Facility Royal Bank of Canada), VRDN (b)	11,785	11,785
New York - 2.0%
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN Series Putters 2559, 0.18% 9/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	1,775	1,775
New York Dorm. Auth. Revs. Participating VRDN:
Series EGL 06 47 Class A, 0.17% 9/7/12 (Liquidity Facility Citibank NA) (b)(e)	4,500	4,500
Series EGL 07 0003, 0.17% 9/7/12 (Liquidity Facility Citibank NA) (b)(e)	15,000	15,000
New York Hsg. Fin. Agcy. Rev. (330 West 39th Street Hsg. Proj.) Series 2010 A, 0.27% 9/7/12, LOC Bank of America NA, VRDN (b)	1,100	1,100
		22,375
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York & New Jersey - 0.3%
Port Auth. of New York & New Jersey Participating VRDN Series ROC II R 14020, 0.18% 9/7/12 (Liquidity Facility Citibank NA) (b)(e)	$ 3,000	$ 3,000
North Carolina - 1.6%
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN:
Series EGL 06 0139, 0.17% 9/7/12 (Liquidity Facility Citibank NA) (b)(e)	1,000	1,000
Series Putters 3649, 0.18% 9/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,000	3,000
North Carolina Edl. Facilities Fin. Agcy. Rev. (Queens College Proj.) Series 1999 B, 0.17% 9/7/12, LOC Bank of America NA, VRDN (b)	1,000	1,000
North Carolina Med. Care Commission Health Care Facilities Rev.:
(Univ. Health Systems of Eastern Carolina) Series 2008 A1, 0.23% 9/7/12, LOC Bank of America NA, VRDN (b)	1,925	1,925
(WakeMed Proj.) Series 2009 B, 0.17% 9/7/12, LOC Wells Fargo Bank NA, VRDN (b)	1,200	1,200
Raleigh Combined Enterprise Sys. Rev. Participating VRDN Series EGL 07 0010, 0.17% 9/7/12 (Liquidity Facility Citibank NA) (b)(e)	9,900	9,900
		18,025
Ohio - 1.2%
Columbus Gen. Oblig. Participating VRDN Series Putters 2365, 0.18% 9/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	4,360	4,360
Hamilton County Hosp. Facilities Rev. (Children's Hosp. Med. Ctr. Proj.) Series 2000, 0.18% 9/7/12, LOC JPMorgan Chase Bank, VRDN (b)	5,100	5,100
Ohio Hosp. Facilities Rev. Participating VRDN Series Putters 3558, 0.18% 9/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	4,330	4,330
		13,790
Oklahoma - 0.1%
RBC Muni. Products, Inc. Trust Participating VRDN Series RBC E 40, 0.17% 9/7/12 (Liquidity Facility Royal Bank of Canada) (a)(b)(e)	700	700
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Oregon - 0.3%
Oregon Gen. Oblig. Participating VRDN Series WF11 57 C, 0.17% 9/7/12 (Liquidity Facility Wells Fargo Bank NA) (b)(e)	$ 1,045	$ 1,045
Oregon Health and Science Univ. Spl. Rev. Series 2012 B1, 0.16% 9/7/12, LOC Union Bank of California, VRDN (b)	3,025	3,025
		4,070
Pennsylvania - 2.9%
Allegheny County Hosp. Dev. Auth. Rev. (Children's Institute Pittsburgh Proj.) Series 2005 B, 0.17% 9/7/12, LOC PNC Bank NA, VRDN (b)	1,000	1,000
Allegheny County Indl. Dev. Auth. Rev. (The Watson Institute Friendship Academy Proj.) Series 2010, 0.17% 9/7/12, LOC PNC Bank NA, VRDN (b)	3,750	3,750
Butler County Gen. Auth. Rev. (Erie School District Proj.) Series 2011, 0.17% 9/7/12, LOC PNC Bank NA, VRDN (b)	1,200	1,200
Crawford County Indl. Dev. Auth. College Rev. (Allegheny College Proj.) Series 2009 B, 0.17% 9/7/12, LOC PNC Bank NA, VRDN (b)	2,000	2,000
Lancaster Indl. Dev. Auth. Rev. (United Zion Retirement Cmnty. Proj.) 0.35% 9/7/12, LOC Citizens Bank of Pennsylvania, VRDN (b)	3,975	3,975
Montgomery County Higher Ed. & Health Auth. Rev. (William Penn Charter School Proj.) Series 2001, 0.17% 9/7/12, LOC PNC Bank NA, VRDN (b)	3,500	3,500
Montgomery County Redev. Auth. Multi-family Hsg. Rev. (Forge Gate Apts. Proj.) Series 2001 A, 0.17% 9/7/12, LOC Fannie Mae, VRDN (b)	4,990	4,990
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev. Series 2004 E1, 0.17% 9/7/12, LOC PNC Bank NA, VRDN (b)	3,325	3,325
Pennsylvania Gen. Oblig. Participating VRDN Series Putters 4014, 0.18% 9/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,500	3,500
Philadelphia Auth. for Indl. Dev. Rev. (The Franklin Institute Proj.) Series 2006, 0.21% 9/7/12, LOC Bank of America NA, VRDN (b)	2,895	2,895
Somerset County Gen. Oblig. Series 2009 A, 0.17% 9/7/12, LOC PNC Bank NA, VRDN (b)	3,450	3,450
		33,585
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Rhode Island - 0.8%
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev.:
(Roger Williams Univ. Proj.) Series 2008 B, 0.19% 9/7/12, LOC Bank of America NA, VRDN (b)	$ 9,200	$ 9,200
Participating VRDN Series Putters 3517, 0.18% 9/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	5	5
		9,205
South Carolina - 1.5%
Columbia Wtrwks. & Swr. Rev. Participating VRDN Series BC 10 42W, 0.19% 9/7/12 (Liquidity Facility Barclays Bank PLC) (b)(e)	2,000	2,000
South Carolina Edl. Facilities Auth. for Private Nonprofit Institutions of Higher Learning Edl. Facilities Rev. (Claflin Univ. Proj.) 0.2% 9/7/12, LOC Bank of America NA, VRDN (b)	6,831	6,831
South Carolina Gen. Oblig. Participating VRDN Series ROC II R 692W, 0.17% 9/7/12 (Liquidity Facility Wells Fargo & Co.) (b)(e)	1,400	1,400
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev.:
(Carolina Piedmont Foundation Proj.) 0.24% 9/7/12, LOC Bank of America NA, VRDN (b)	3,500	3,500
(Institute for Bus. and Home Safety Proj.) Series 2009, 0.16% 9/7/12, LOC Branch Banking & Trust Co., VRDN (b)	3,000	3,000
		16,731
Tennessee - 2.7%
Blount County Pub. Bldg. Auth. (Local Govt. Pub. Impt. Proj.) Series 2008 E1A, 0.16% 9/7/12, LOC Branch Banking & Trust Co., VRDN (b)	5,600	5,600
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.):
Series 1994, 0.33% 9/7/12, LOC Bank of America NA, VRDN (b)	3,700	3,700
Series 2003, 0.25% 9/4/12, LOC Bank of America NA, VRDN (b)	900	900
Series 2004, 0.25% 9/4/12, LOC Bank of America NA, VRDN (b)	1,650	1,650
Series 2005, 0.25% 9/4/12, LOC Bank of America NA, VRDN (b)	2,480	2,480
Series 2008, 0.25% 9/4/12, LOC Bank of America NA, VRDN (b)	3,900	3,900
Metropolitan Govt. Nashville & Davidson County Indl. Dev. Board Rev. (Nashville Symphony Hall Proj.) Series 2004, 0.2% 9/7/12, LOC Bank of America NA, VRDN (b)	3,600	3,600
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.) Series 1999, 0.3% 9/7/12, LOC Bank of America NA, VRDN (b)	$ 5,500	$ 5,500
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Participating VRDN Series Clipper 06 4, 0.2% 9/7/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)	1,500	1,500
Shelby County Health Edl. & Hsg. Facilities Board Rev. (Trezevant Manor Proj.) Series A, 0.26% 9/7/12, LOC Bank of America NA, VRDN (b)	1,400	1,400
		30,230
Texas - 3.3%
Fort Bend County Indl. Dev. Corp. (NRG Energy, Inc. Proj.) Series 2012, 0.25% 9/7/12, LOC Bank of America NA, VRDN (b)	1,000	1,000
Fort Bend Independent School District Participating VRDN Series PZ 124, 0.19% 9/7/12 (Liquidity Facility Wells Fargo & Co.) (b)(e)	10,225	10,225
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Baylor College of Medicine Proj.) Series 2007 B, 0.18% 9/4/12, LOC JPMorgan Chase Bank, VRDN (b)	1,550	1,550
North East Texas Independent School District Participating VRDN Series Putters 2355, 0.18% 9/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	4,460	4,460
San Antonio Elec. & Gas Sys. Rev. Participating VRDN Series Putters 3344, 0.18% 9/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,215	3,215
Spring Branch Independent School District Participating VRDN Series Putters 3377, 0.18% 9/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	1,495	1,495
Texas A&M Univ. Rev. Participating VRDN Series BC 10 39W, 0.19% 9/7/12 (Liquidity Facility Barclays Bank PLC) (b)(e)	1,500	1,500
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev. Series 2003, 0.18% 9/7/12, LOC Freddie Mac, VRDN (b)	1,300	1,300
Univ. of Texas Board of Regents Sys. Rev. Participating VRDN Series WF 11 13C, 0.17% 9/7/12 (Liquidity Facility Wells Fargo Bank NA) (b)(e)	12,900	12,900
		37,645
Utah - 0.2%
Utah Transit Auth. Sales Tax Rev. Participating VRDN Series ROC II R 11922, 0.17% 9/7/12 (Liquidity Facility Citibank NA) (b)(e)	2,000	2,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Virginia - 2.9%
Albemarle County Indl. Dev. Auth. 0.17% 9/7/12, LOC Wells Fargo Bank NA, VRDN (b)	$ 3,380	$ 3,380
Fairfax County Indl. Dev. Auth. Participating VRDN Series Putters 4254, 0.18% 9/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	2,830	2,830
Richmond Pub. Util. Rev. Participating VRDN Series ROC II R 10410, 0.19% 9/7/12 (Liquidity Facility Citibank NA) (b)(e)	3,930	3,930
Univ. of Virginia Gen. Rev. Participating VRDN Series EGL 06 17 Class A, 0.17% 9/7/12 (Liquidity Facility Citibank NA) (b)(e)	17,200	17,200
Virginia College Bldg. Auth. Edl. Facilities Rev. Participating VRDN Series PZ 161, 0.19% 9/7/12 (Liquidity Facility Wells Fargo & Co.) (b)(e)	3,860	3,860
Virginia Small Bus. Fing. Auth. (Children's Hosp. of The King's Daughters, Inc. Proj.) Series 2006, 0.23% 9/7/12, LOC Bank of America NA, VRDN (b)	1,900	1,900
		33,100
Washington - 1.6%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN Series Putters 2866, 0.18% 9/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	1,000	1,000
King County Gen. Oblig. Participating VRDN Series MT 789, 0.24% 9/7/12 (Liquidity Facility Bank of America NA) (b)(e)	3,210	3,210
King County Swr. Rev. Participating VRDN Series ROC II R 11962, 0.17% 9/7/12 (Liquidity Facility Citibank NA) (b)(e)	1,600	1,600
Vancouver Hsg. Auth. Rev. Series 2008, 0.17% 9/7/12, LOC Freddie Mac, VRDN (b)	4,200	4,200
Washington Gen. Oblig. Participating VRDN Series ROC II R 11889, 0.17% 9/7/12 (Liquidity Facility Citibank NA) (b)(e)	3,250	3,250
Washington Health Care Facilities Auth. Rev.:
(Southwest Washington Med. Ctr.) Series 2008 A, 0.19% 9/7/12, LOC Union Bank of California, VRDN (b)	2,000	2,000
Participating VRDN Series Putters 4728, 0.2% 9/7/12 (Liquidity Facility Bank of America NA) (b)(e)	600	600
Washington Hsg. Fin. Commission Nonprofit Rev. (United Way King County Proj.) 0.26% 9/7/12, LOC Bank of America NA, VRDN (b)	2,540	2,540
		18,400
West Virginia - 0.2%
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia United Health Sys. Proj.) Series 2009 B, 0.16% 9/7/12, LOC Branch Banking & Trust Co., VRDN (b)	2,600	2,600
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - 0.7%
Wisconsin Ctr. District Tax Rev. Series 2001 A, 0.18% 9/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (b)	$ 7,900	$ 7,900
TOTAL VARIABLE RATE DEMAND NOTE		635,041
Other Municipal Debt - 29.5%

Arizona - 0.4%
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev.:
Series 2012 A, 0.19% 12/6/12, LOC Royal Bank of Canada, CP	2,000	2,000
Series 2012 B, 0.15% 9/4/12, LOC Wells Fargo Bank NA, CP	2,400	2,400
		4,400
California - 1.7%
California Edl. Facilities Auth. Rev. Bonds (Stanford Univ. Proj.) Series S3, 0.21% tender 3/28/13, CP mode	1,600	1,600
California Gen. Oblig. RAN:
Series A2, 2.5% 6/20/13	1,500	1,525
2.5% 5/30/13	5,000	5,080
Fresno County Gen. Oblig. TRAN 2% 6/28/13	1,000	1,015
Riverside County Gen. Oblig. TRAN:
Series 2012 A, 2% 3/29/13	2,500	2,526
Series 2012 B, 2% 6/28/13	1,100	1,116
San Bernardino County Gen. Oblig. TRAN 2% 6/28/13	1,000	1,015
San Diego County Wtr. Auth. Wtr. Rev. Bonds Series WF 08 29C, 0.26%, tender 2/14/13 (Liquidity Facility Wells Fargo & Co.) (b)(e)(f)	1,100	1,100
San Francisco County Trans. Auth. Series 2004 A, 0.18% 11/5/12, LOC Wells Fargo Bank NA, CP	4,000	4,000
		18,977
Connecticut - 0.4%
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1999, 0.4% tender 9/24/12, CP mode	1,700	1,700
Connecticut Gen. Oblig. Bonds Series 2007 E, 5% 3/15/13	2,000	2,051
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series 2010 C, 2% 11/1/12	1,175	1,179
		4,930
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - 0.2%
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Series 1, 0.2% 11/8/12, LOC JPMorgan Chase Bank, CP	$ 1,900	$ 1,900
Florida - 1.7%
Florida Board of Ed. Bonds Series 2009 A, 4% 1/1/13	1,000	1,012
Hillsborough County Cap. Impt. Prog. Rev. Series A, 0.19% 10/11/12, LOC State Street Bank & Trust Co., Boston, CP	3,500	3,500
Jacksonville Poll. Cont. Rev. Bonds (Florida Pwr. & Lt. Co. Proj.):
Series 1992, 0.21% tender 9/18/12, CP mode	1,800	1,800
Series 1994, 0.21% tender 9/18/12, CP mode	5,545	5,545
Manatee County School District TAN Series 2012, 2% 5/1/13	1,700	1,720
Miami-Dade County School District TAN Series 2012, 2.5% 2/28/13	4,400	4,449
Orlando & Orange County Expressway Auth. Rev. Bonds Series 2003 A, 5% 7/1/13	500	519
Tampa Health Sys. Rev. Bonds Series 2012 B, 0.27%, tender 3/29/13 (b)	1,000	1,000
		19,545
Georgia - 0.1%
Georgia Gen. Oblig. Bonds Series 2009 G, 4% 11/1/12	1,500	1,510
Hawaii - 0.6%
Hawaii Gen. Oblig. Bonds Series 2002 CY, 5.75% 2/1/13	6,695	6,850
Idaho - 0.7%
Idaho Gen. Oblig. TAN Series 2012, 2% 6/28/13	7,400	7,509
Indiana - 0.2%
Indiana Fin. Auth. Rev. Bonds (Trinity Health Sys. Proj.) Series D2, 0.18% tender 11/15/12, CP mode	1,000	1,000
Indianapolis Gas Util. Sys. Rev. Series 2001 A2, 0.2% 11/7/12, LOC JPMorgan Chase Bank, CP	900	900
		1,900
Kansas - 0.0%
Kansas Dept. of Trans. Hwy. Rev. Bonds Series 2012 A1, 0.2% 9/1/13 (b)	500	500
Kentucky - 0.2%
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.34% tender 9/18/12, CP mode	600	600
Trimble County Poll. Cont. Rev. Bonds Series 2001 A, 0.35% tender 10/4/12, CP mode	1,200	1,200
		1,800
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Maryland - 1.7%
Baltimore County Gen. Oblig.:
Series 2011 Q:
0.18% 10/15/12 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	$ 3,800	$ 3,800
0.19% 11/13/12 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	2,500	2,500
Series 2011, 0.15% 9/10/12 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	960	960
Maryland Dept. of Trans. Consolidated Trans. Rev. Bonds Series 2007, 5% 3/1/13	4,950	5,068
Maryland Gen. Oblig. Bonds First Series C, 5% 3/1/13	1,000	1,024
Maryland Trans. Auth. Grant Rev. Bonds Series 2008, 5% 3/1/13	4,600	4,709
Univ. of Maryland Sys. Auxiliary Facility & Tuition Rev. Bonds Series 2009 A, 5% 4/1/13	1,570	1,613
		19,674
Massachusetts - 0.2%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992, 0.45% tender 9/6/12, CP mode	1,700	1,700
Series 1993 A, 0.42% tender 9/7/12, CP mode	800	800
		2,500
Michigan - 0.4%
Michigan Bldg. Auth. Rev. Series 6, 0.22% 9/27/12, LOC State Street Bank & Trust Co., Boston, LOC U.S. Bank NA, Cincinnati, CP	2,600	2,600
Michigan Hosp. Fin. Auth. Rev. Bonds (Trinity Health Sys. Proj.) Series 2008 C, 0.18% tender 10/9/12, CP mode	2,185	2,185
		4,785
Minnesota - 0.3%
Univ. of Minnesota Gen. Oblig. Series 2007 C, 0.18% 12/5/12, CP	500	500
Univ. of Minnesota Univ. Revs. Series 2005 A, 0.18% 10/9/12, CP	3,150	3,150
		3,650
Missouri - 0.3%
Missouri Gen. Oblig. Bonds Series 2002 B, 5% 10/1/12	2,500	2,510
Saint Louis Gen. Fund Rev. TRAN Series 2012, 2% 5/30/13	1,000	1,013
		3,523
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Nebraska - 0.8%
Omaha Pub. Pwr. District Elec. Rev. Series 2012 A:
0.18% 9/6/12, CP	$ 4,500	$ 4,500
0.18% 9/19/12, CP	2,000	2,000
0.19% 10/1/12, CP	2,100	2,100
		8,600
New Hampshire - 0.2%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1990 B, 0.5% tender 9/14/12, CP mode	1,200	1,200
New Hampshire Gen. Oblig. Bonds Series 2011 B, 3% 2/1/13	1,000	1,012
		2,212
New York - 1.6%
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 7, 0.22% 5/20/13, CP	13,000	13,000
New York Thruway Auth. Svc. Contract Rev. Bonds Series 2012 A, 2% 4/1/13	3,100	3,133
Suffolk County Wtr. Auth. BAN Series 2012 A, 2% 1/15/13	1,600	1,611
		17,744
North Carolina - 0.5%
North Carolina Gen. Oblig. Bonds:
Series 2003 A, 5.25% 3/1/13	1,735	1,778
Series 2009 A, 5% 3/1/13	3,500	3,584
		5,362
Ohio - 1.6%
Ohio Higher Edl. Facility Commission Rev. Bonds (The Cleveland Clinic Foundation Proj.) Series 2008 B6:
0.16% tender 9/13/12, CP mode	9,200	9,200
0.18% tender 12/6/12, CP mode	5,000	5,000
0.18% tender 12/6/12, CP mode	3,000	3,000
Univ. of Cincinnati Gen. Receipts BAN Series 2012 B, 2% 5/9/13	1,360	1,376
		18,576
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Oklahoma - 0.4%
Oklahoma City Wtr. Utils. Trust Wtr. and Swr. Rev. Series 2012 A:
0.19% 10/10/12, LOC State Street Bank & Trust Co., Boston, CP	$ 3,000	$ 3,000
0.19% 10/11/12, LOC State Street Bank & Trust Co., Boston, CP	2,000	2,000
		5,000
Oregon - 0.3%
Clackamas County Hosp. Facility Auth. Bonds (Providence Health Sys. Proj.) Series 2003 D, 0.18% tender 11/15/12, CP mode	4,000	4,000
South Carolina - 1.1%
Charleston County School District TAN Series 2012, 1% 4/1/13	2,400	2,411
South Carolina Assoc. of Governmental Organizations Ctfs. of Prtn. Bonds Series 2012 A, 2% 3/1/13 (South Carolina Gen. Oblig. Guaranteed)	2,810	2,835
South Carolina Gen. Oblig. Bonds Series 2011 A, 5% 3/1/13	1,000	1,024
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.) 0.4% tender 9/4/12, CP mode	5,700	5,700
		11,970
Tennessee - 0.6%
Knoxville Gen. Oblig. Bonds Series 2012, 1% 5/1/13	5,865	5,896
Memphis Elec. Sys. Rev. Bonds Series 2003 A, 5% 12/1/12	1,000	1,012
		6,908
Texas - 6.5%
Dallas Independent School District Bonds Series 2009, 5% 2/15/13	2,310	2,360
Harris County Gen. Oblig. TAN Series 2012, 1% 2/28/13	5,800	5,823
Harris County Metropolitan Trans. Auth.:
Series A1:
0.19% 9/6/12 (Liquidity Facility JPMorgan Chase Bank), CP	3,250	3,250
0.2% 9/6/12 (Liquidity Facility JPMorgan Chase Bank), CP	13,250	13,250
Series A3, 0.2% 12/6/12 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	3,600	3,600
Houston Gen. Oblig. Series A, 0.29% 10/1/12, LOC Union Bank of California, CP	1,400	1,400
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Lower Colorado River Auth. Rev.:
Bonds Series 2012:
5% 5/15/13	$ 1,340	$ 1,384
5% 5/15/13 (Escrowed to Maturity)	10	10
0.19% 11/5/12, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	1,000	1,000
0.19% 11/13/12, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	2,100	2,100
Plano Independent School District Bonds Series 2010, 5% 2/15/13 (Permanent School Fund of Texas Guaranteed)	2,000	2,044
Round Rock Independent School District Bonds Series 2005, 5% 8/1/13 (Permanent School Fund of Texas Guaranteed)	475	495
San Antonio Elec. & Gas Sys. Rev. Series 2012 A, 0.22% 10/15/12, CP	1,800	1,800
San Antonio Wtr. Sys. Rev. Series 2001 A:
0.24% 9/6/12, CP	5,800	5,800
0.27% 10/3/12, CP	1,000	1,000
Texas A&M Univ. Rev. Series 1993 B:
0.18% 9/18/12, CP	1,100	1,100
0.18% 12/6/12, CP	2,500	2,500
Texas Gen. Oblig. TRAN 2.5% 8/30/13	24,000	24,543
		73,459
Utah - 0.5%
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Series 1997 B, 0.19% 10/4/12 (Liquidity Facility Bank of Nova Scotia), CP	4,450	4,450
Series 1997 B1, 0.19% 12/19/12 (Liquidity Facility Bank of Nova Scotia), CP	1,300	1,300
		5,750
Virginia - 1.6%
Fairfax County Gen. Oblig. Bonds Series 2004 B, 5% 10/1/12	1,000	1,004
Fairfax County Indl. Dev. Auth. Bonds (Inova Health Sys. Proj.) Series 2012 C, 0.25%, tender 3/29/13 (b)	1,100	1,100
Hampton Gen. Oblig. Bonds Series 2007, 4.25% 1/15/13	4,015	4,076
Norfolk Econ. Dev. Health Care Facilities Bonds Series 2012 B, 1% 11/1/12	1,930	1,933
Univ. of Virginia Gen. Rev. Series 2003 A, 0.17% 9/6/12, CP	1,180	1,180
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Virginia College Bldg. Auth. Edl. Facilities Rev. Bonds Series 2009 A, 5% 2/1/13	$ 2,000	$ 2,040
Virginia Commonwealth Trans. Board Bonds Series 2012 A, 3% 3/15/13	6,960	7,064
		18,397
Washington - 0.5%
Energy Northwest Elec. Rev. Bonds (#1 Proj.) Series 2003 A, 5.5% 7/1/13	1,330	1,388
Seattle Muni. Lt. & Pwr. Rev. Bonds Series 2008, 5% 4/1/13	1,000	1,027
Seattle Wtr. Sys. Rev. Bonds Series 2005, 5% 9/1/12	1,000	1,000
Snohomish County Pub. Util. District #1 Bonds 5.25% 12/1/12	1,450	1,468
Washington State Ctfs. Prtn. Bonds Series 2012 B, 3% 7/1/13	1,250	1,276
		6,159
Wisconsin - 4.2%
Milwaukee Gen. Oblig. Bonds Series 2012 N2, 3% 5/1/13	22,925	23,353
Wisconsin Gen. Oblig.:
Bonds:
Series 1, 5.5% 5/1/13	1,000	1,034
Series 2010 C, 5% 5/1/13	1,830	1,888
Series 2005 A:
0.18% 11/8/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	5,200	5,200
0.19% 12/18/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	2,500	2,500
Series 2006 A, 0.18% 10/1/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	1,400	1,400
Wisconsin Health & Edl. Facilities Auth. Rev. Bonds (Ministry Health Care Proj.) Series 2012 A, 0.19% tender 2/5/13, LOC U.S. Bank NA, Cincinnati, CP mode	650	650
Wisconsin Trans. Rev.:
Series 1997, 0.18% 11/8/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	3,125	3,125
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Trans. Rev.: - continued
Series 2006 A:
0.18% 11/8/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	$ 3,000	$ 3,000
0.2% 12/6/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	5,260	5,260
		47,410
TOTAL OTHER MUNICIPAL DEBT		335,500
Investment Company - 14.3%
	Shares
Fidelity Tax-Free Cash Central Fund, 0.17% (c)(d)	162,498,900	162,499
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $1,133,040)		1,133,040
NET OTHER ASSETS (LIABILITIES) - 0.3%		3,321
NET ASSETS - 100%		$ 1,136,361
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
RAN	-	REVENUE ANTICIPATION NOTE
TAN	-	TAX ANTICIPATION NOTE
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $700,000 or 0.1% of net assets.

(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(e) Provides evidence of ownership in one or more underlying municipal bonds.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,100,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost (000s)
San Diego County Wtr. Auth. Wtr. Rev. Bonds Series WF 08 29C, 0.26%, tender 2/14/13 (Liquidity Facility Wells Fargo & Co.)	3/22/12	$ 1,100
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$ 186
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	August 31, 2012

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $970,541)	$ 970,541
Fidelity Central Funds (cost $162,499)	162,499
Total Investments (cost $1,133,040)		$ 1,133,040
Cash		511
Receivable for investments sold		4,001
Receivable for fund shares sold		3,844
Interest receivable		1,569
Distributions receivable from Fidelity Central Funds		18
Receivable from investment adviser for expense reductions		90
Total assets		1,143,073

Liabilities
Payable for investments purchased	$ 3,300
Payable for fund shares redeemed	3,160
Distributions payable	1
Accrued management fee	250
Other affiliated payables	1
Total liabilities		6,712

Net Assets		$ 1,136,361
Net Assets consist of:
Paid in capital		$ 1,136,282
Accumulated undistributed net realized gain (loss) on investments		79
Net Assets, for 1,134,642 shares outstanding		$ 1,136,361
Net Asset Value, offering price and redemption price per share ($1,136,361 ÷ 1,134,642 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended August 31, 2012

Investment Income
Interest		$ 2,071
Income from Fidelity Central Funds		186
Total income		2,257

Expenses
Management fee	$ 5,317
Independent trustees' compensation	4
Total expenses before reductions	5,321
Expense reductions	(3,188)	2,133
Net investment income (loss)		124
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		55
Net increase in net assets resulting from operations		$ 179

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2012	Year ended August 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 124	$ 180
Net realized gain (loss)	55	27
Net increase in net assets resulting from operations	179	207
Distributions to shareholders from net investment income	(124)	(180)
Distributions to shareholders from net realized gain	(25)	(97)
Total distributions	(149)	(277)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	232,083	339,274
Reinvestment of distributions	140	255
Cost of shares redeemed	(433,103)	(749,483)
Net increase (decrease) in net assets and shares resulting from share transactions	(200,880)	(409,954)
Total increase (decrease) in net assets	(200,850)	(410,024)

Net Assets
Beginning of period	1,337,211	1,747,235
End of period	$ 1,136,361	$ 1,337,211

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended August 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- D	- D	- D	.007	.024
Net realized and unrealized gain (loss) D	-	-	-	-	-
Total from investment operations	- D	- D	- D	.007	.024
Distributions from net investment income	- D	- D	- D	(.007)	(.024)
Distributions from net realized gain D	-	-	-	-	-
Total distributions	- D	- D	- D	(.007)	(.024)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.01%	.02%	.02%	.75%	2.44%
Ratios to Average Net Assets B, C
Expenses before reductions	.43%	.43%	.43%	.48%	.43%
Expenses net of fee waivers, if any	.17%	.27%	.29%	.38%	.33%
Expenses net of all reductions	.17%	.27%	.29%	.36%	.26%
Net investment income (loss)	.01%	.01%	.01%	.79%	2.39%
Supplemental Data
Net assets, end of period (in millions)	$ 1,136	$ 1,337	$ 1,747	$ 2,507	$ 3,540

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2012

(Amounts in thousands except percentages)

1. Organization.

Fidelity AMT Tax-Free Money Fund (the Fund) is a fund of Fidelity Union Street Trust II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of August 31, 2012, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ -
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation) on securities and other investments	$ -

Tax Cost	$ 1,133,040

The tax-based components of distributable earnings as of period end were as follows:

Undistributed tax-exempt income	$ 71
Undistributed long-term capital gain	$ 10

The tax character of distributions paid was as follows:

	August 31, 2012	August 31, 2011
Tax-exempt Income	$ 124	$ 180
Long-term Capital Gains	25	97
Total	$ 149	$ 277

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Annual Report

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .43% of the Fund's average net assets. FMR pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as interest expense. The management fee paid to FMR by the Fund is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

6. Expense Reductions.

FMR voluntarily agreed to reimburse the Fund to the extent annual operating expenses exceeded .33% of average net assets. During the period this reimbursement reduced the Fund's expenses by $1,238.

Additionally, FMR or its affiliates voluntarily agreed to waive certain fees in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by FMR at any time. For the period, the amount of the waiver was $1,950.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's management fee. During the period, these credits reduced the Fund's management fee by four hundred eighty-nine dollars.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Union Street Trust II and the Shareholders of Fidelity AMT Tax-Free Money Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity AMT Tax-Free Money Fund (a fund of Fidelity Union Street Trust II) at August 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity AMT Tax-Free Money Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 10, 2012

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 207 funds advised by FMR or an affiliate. Mr. Curvey oversees 435 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (50)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (77)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (70)

Year of Election or Appointment: 2006

Mr. Gamper is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (60)

Year of Election or Appointment: 2010

Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (65)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Mr. Edward C. Johnson 3d or Ms. Abigail P. Johnson.

Michael E. Kenneally (58)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (71)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (65)

Year of Election or Appointment: 2001

Ms. Knowles is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (73)

Year of Election or Appointment: 2005

Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (54)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Charles S. Morrison (51)

Year of Election or Appointment: 2012

Vice President of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Morrison also serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Nancy D. Prior (45)

Year of Election or Appointment: 2012

Vice President of Fidelity's Money Market Funds. Ms. Prior also serves as President, Money Market Group of FMR (2011-present) and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2008-2009).

Scott C. Goebel (44)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Ramon Herrera (38)

Year of Election or Appointment: 2012

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Herrera also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2004-present).

Elizabeth Paige Baumann (44)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (53)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (45)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (55)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephanie J. Dorsey (43)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (45)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer (2011-present) and Deputy Treasurer (2008-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (43)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (54)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (44)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2012, $55,838, or, if subsequently determined to be different, the net capital gain of such year.

During fiscal year ended 2012, 100% of the fund's income dividends was free from federal income tax, and 0.00% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2013 of amounts for use in preparing 2012 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Citibank, N.A.
New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

SMM-UANN-1012
1.790914.109

Fidelity®

Arizona Municipal

Income Fund

and

Fidelity
Arizona Municipal
Money Market Fund

Annual Report

August 31, 2012

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity® Arizona Municipal Income Fund
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Arizona Municipal Money Market Fund
Investment Changes/ Performance	(Click Here)	A summary of major shifts in the fund's investments over the past six months, and one year.
Investments	(Click Here)	A complete list of the fund's investments.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Fidelity® Arizona Municipal Income Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2012	Past 1 year	Past 5 years	Past 10 years
Fidelity Arizona Municipal Income Fund	9.26%	5.82%	4.73%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Arizona Municipal Income Fund on August 31, 2002. The chart shows how the value of your investment would have changed, and also shows how the Barclays® Municipal Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Municipal bonds logged a solid gain for the 12 months ending August 31, 2012, ranking them as one of the period's best-performing debt classes. The Barclays® Municipal Bond Index - a measure of more than 46,000 tax-exempt investment-grade fixed-rate bonds - advanced 8.78%, significantly outpacing the 5.78% return of the taxable investment-grade debt market, as gauged by the Barclays® U.S. Aggregate Bond Index. The bulk of the muni market's 12-month gain came in the first half of the period. During that time, interest rates declined as investors sought refuge in government-backed bonds issued in the U.S. as a haven against deteriorating domestic economic data and a worsening European sovereign debt crisis. Demand for munis was further bolstered when investors returned to the market after predicted widespread defaults didn't materialize. In fact, the fiscal outlook for many issuers improved, with revenues rebounding to pre-2009 levels and the default rate declining. Although muni returns were more muted in the second half of the period, performance was still solidly positive. Despite fluctuations in interest rates during the spring and summer, munis were helped by little net new supply and generally strong demand, with much of the proceeds from a historic wave of maturing and refinanced municipal debt reinvested in the market.

Comments from Kevin Ramundo, Portfolio Manager of Fidelity® Arizona Municipal Income Fund. For the year ending August 31, 2012, the fund returned 9.26%, while the Barclays Arizona 4+ Year Enhanced Municipal Bond Index rose 9.54%. Sector selection was generally positive, although not enough to fully offset other decisions that led to the fund's underperformance. Larger-than-benchmark exposure to health care bonds proved advantageous because they enjoyed better-than-average price appreciation. Performance also was bolstered by an overweighting in state-backed bonds, which rebounded from cheap valuations, along with higher-than-expected tax collections. An underweighting in housing bonds bolstered results because they lagged due in part to some negative sentiment about the housing market and the increasing likelihood the securities would be called. We lost some ground by underweighting prepaid gas bonds, which generally have longer-dated maturities, as they rallied significantly. Performance also was hurt when a greater number of securities in the index than in the fund were advance refunded during the period. Bonds that were advanced refunded outpaced the muni market because investors tended to look more favorably on the securities backing by U.S. government bonds. Out-of-index holdings in Puerto Rico bonds backed by a special sales tax were a drag on results. Investors were likely concerned about the uncertainty surrounding the territory's upcoming gubernatorial election, its economic prospects and one rating agency's decision to review all bonds backed by special sales taxes.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2012 to August 31, 2012).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value March 1, 2012	Ending Account Value August 31, 2012	Expenses Paid During Period* March 1, 2012 to August 31, 2012
Fidelity Arizona Municipal Income Fund	.55%
Actual		$ 1,000.00	$ 1,032.30	$ 2.81
HypotheticalA		$ 1,000.00	$ 1,022.37	$ 2.80
Fidelity Arizona Municipal Money Market Fund	.21%
Actual		$ 1,000.00	$ 1,000.05	$ 1.06**
HypotheticalA		$ 1,000.00	$ 1,024.08	$ 1.07**

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

** If certain fees were not voluntarily waived by FMR or its affiliates during the period, the annualized expense ratio for Arizona Municipal Money Market Fund would have been .50% and the expenses paid in the actual and hypothetical examples above would have been $2.51 and $2.54, respectively.

Annual Report

Fidelity Arizona Municipal Income Fund

Investment Changes (Unaudited)

Top Five Sectors as of August 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	17.9	20.2
Electric Utilities	16.8	16.3
Special Tax	16.3	20.2
Water & Sewer	16.3	14.1
Education	12.8	9.4
Weighted Average Maturity as of August 31, 2012
		6 months ago
Years	6.3	6.2

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2012
6 months ago
Years	7.2	7.5

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Quality Diversification (% of fund's net assets)
As of August 31, 2012	As of February 29, 2012
AAA 6.5%	AAA 4.6%
AA,A 76.6%	AA,A 77.7%
BBB 15.9%	BBB 16.1%
BB and Below 0.0%	BB and Below 1.0%
Short-Term Investments and Net Other Assets 1.0%	Short-Term Investments and Net Other Assets 0.6%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Annual Report

Fidelity Arizona Municipal Income Fund

Investments August 31, 2012

Showing Percentage of Net Assets

Municipal Bonds - 99.0%
	Principal Amount	Value
Arizona - 95.4%
Arizona Board of Regents Arizona State Univ. Rev.:
(Polytechnic Campus Proj.) Series 2008 C:
5.75% 7/1/22	$ 1,500,000	$ 1,798,395
5.75% 7/1/23	250,000	297,770
Series 2012 A:
5% 7/1/21	1,070,000	1,320,541
5% 7/1/26	1,000,000	1,205,810
Arizona Board of Regents Ctfs. of Prtn.:
(Arizona Biomedical Research Collaborative Bldg. Proj.) Series 2006, 5% 6/1/19 (AMBAC Insured)	1,140,000	1,264,670
(Univ. of Arizona Projs.) Series 2006 A, 5% 6/1/18 (AMBAC Insured)	1,000,000	1,121,260
(Univ. Proj.) Series 2012 C, 5% 6/1/26	3,000,000	3,500,460
Arizona Ctfs. of Partnership:
Series 2008 A, 5% 9/1/20 (FSA Insured)	1,640,000	1,864,270
Series 2010 A, 5% 10/1/29 (FSA Insured)	5,000,000	5,565,300
Arizona Game and Fish Dept. and Commission (AGF Administration Bldg. Proj.) Series 2006:
5% 7/1/21	1,280,000	1,377,907
5% 7/1/32	470,000	493,777
Arizona Health Facilities Auth. Hosp. Sys. Rev. Series 2012 A, 5% 2/1/23 (b)	1,285,000	1,419,822
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.):
Series 2007 A, 5% 1/1/21	1,000,000	1,132,390
Series 2007 B, 1.119% 1/1/37 (c)	1,000,000	752,640
Series 2008 A, 5.25% 1/1/31	1,000,000	1,128,170
Series 2008 D, 6% 1/1/27	1,000,000	1,174,370
Series D, 5.375% 1/1/32	1,000,000	1,127,450
Series 2011 B1, 5.25% 3/1/39	1,000,000	1,095,220
Arizona School Facilities Board Ctfs. of Prtn.:
Series 2005 A2, 5% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,665,000	1,864,117
Series 2008:
5.5% 9/1/16	1,680,000	1,947,557
5.75% 9/1/22	1,000,000	1,182,700
Series A2, 5% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,108,330
Arizona State Lottery Rev. Series 2010 A, 5% 7/1/21 (FSA Insured)	1,000,000	1,161,160
Arizona State Univ. Ctfs. of Partnership (Research Infrastructure Proj.) Series 2004, 5.25% 9/1/24	1,230,000	1,318,425
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Arizona State Univ. Revs. Series 2005, 5% 7/1/26 (AMBAC Insured)	$ 1,000,000	$ 1,074,400
Arizona Trans. Board Hwy. Rev.:
Series 2006, 5% 7/1/22	400,000	452,568
Series 2008 A, 5% 7/1/33	1,000,000	1,140,400
Series 2011 A, 5.25% 7/1/26	1,250,000	1,530,500
Arizona Wtr. Infrastructure Fin. Auth. Rev.:
Series 2009 A, 5% 10/1/29	1,000,000	1,196,840
Series 2010 A, 5% 10/1/30	2,000,000	2,443,380
Series 2012 A, 5% 10/1/24	5,600,000	7,032,252
Avondale Muni. Dev. Corp. Excise Tax Rev. 5% 7/1/28	500,000	557,535
Cottonwood Wtr. Sys. Rev.:
5% 7/1/26 (XL Cap. Assurance, Inc. Insured)	1,405,000	1,489,469
5% 7/1/30 (XL Cap. Assurance, Inc. Insured)	1,125,000	1,184,783
5% 7/1/35 (XL Cap. Assurance, Inc. Insured)	1,300,000	1,349,751
Glendale Indl. Dev. Auth. (Midwestern Univ. Proj.) Series 2007, 5.25% 5/15/19	1,000,000	1,155,120
Glendale Indl. Dev. Auth. Hosp. Rev. (John C. Lincoln Health Network Proj.):
Series 2005 B, 5.25% 12/1/19	1,040,000	1,124,292
Series 2005, 5% 12/1/35	1,000,000	1,023,600
Series 2007:
5% 12/1/27	1,000,000	1,051,580
5% 12/1/32	1,000,000	1,038,140
Goodyear McDowell Road Commercial Corridor Impt. District 5.25% 1/1/17 (AMBAC Insured)	1,580,000	1,794,943
Goodyear Pub. Impt. Corp. Facilities Rev. Series 2008, 6% 7/1/31	1,000,000	1,163,690
Marana Muni. Property Corp. Facilities Rev. Series A, 5.25% 7/1/22	1,620,000	1,836,367
Maricopa County Indl. Dev. Auth. Health Facilities Rev.:
(Catholic Healthcare West Proj.):
Series 2007 A, 5% 7/1/16	1,000,000	1,135,010
Series 2009 A, 6% 7/1/39	1,000,000	1,149,790
Series A, 5.25% 7/1/32	1,000,000	1,090,840
(Mayo Clinic Proj.) 5% 11/15/36	1,000,000	1,083,560
Maricopa County Poll. Cont. Rev. (Southern California Edison Co. Proj.) Series 2000 A, 5% 6/1/35	5,000,000	5,500,650
McAllister Academic Village LLC Rev. (Arizona State Univ. Hassayampa Academic Village Proj.) Series 2008, 5% 7/1/38	1,000,000	1,059,930
Mesa Hwy. Proj. Advancement Series 2011 A:
5% 7/1/17	500,000	556,195
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Mesa Hwy. Proj. Advancement Series 2011 A: - continued
5% 7/1/21	$ 1,000,000	$ 1,098,290
Mesa Util. Sys. Rev.:
Series 2006:
5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,217,750
5% 7/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,235,950
Series 2011, 5% 7/1/35	2,000,000	2,273,000
Northern Arizona Univ. Revs.:
Series 2012:
5% 6/1/36	500,000	548,900
5% 6/1/41	1,250,000	1,361,525
5% 6/1/21 (AMBAC Insured)	1,085,000	1,208,994
Phoenix Civic Impt. Board Arpt. Rev.:
Series A, 5% 7/1/33	1,000,000	1,093,170
Series B, 5.25% 7/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,100,000	1,101,496
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 0% 7/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (a)	2,000,000	2,407,360
Phoenix Civic Impt. Corp. Excise Tax Rev.:
(Civic Plaza Expansion Proj.) Series 2005 A:
5% 7/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	550,000	607,921
5% 7/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,078,670
Series 2007 A, 5% 7/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,250,000	1,397,038
Series 2011 A, 5% 7/1/18	1,035,000	1,254,120
Series A, 5% 7/1/17	1,000,000	1,188,770
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev.:
Series 2004:
5% 7/1/24	1,750,000	1,878,835
5% 7/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	770,000	811,049
Series 2007, 5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,155,570
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.:
Series 2001, 5.5% 7/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,334,390
Series 2005:
5% 7/1/20	5,000,000	5,550,150
5% 7/1/29	1,750,000	1,903,230
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Phoenix-Mesa Gateway Arpt. Auth. (Mesa Proj.) Series 2012:
5% 7/1/24 (d)	$ 380,000	$ 421,998
5% 7/1/27 (d)	400,000	438,324
Pima County Ctfs. of Prtn. (Justice Bldg. Proj.):
Series 2007 A, 5% 7/1/19 (AMBAC Insured)	650,000	710,957
Series A, 5% 7/1/21 (AMBAC Insured)	910,000	977,113
Pima County Gen. Oblig. Series 2011, 5% 7/1/21	1,000,000	1,212,610
Pima County Swr. Sys. Rev. Series 2011 B:
5% 7/1/22	1,635,000	1,958,092
5% 7/1/25	1,000,000	1,171,690
Pima County Unified School District #1 Tucson (Proj. of 2004):
Series 2007 C, 5% 7/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,116,180
Series 2008 D, 5% 7/1/25 (FSA Insured)	1,000,000	1,117,920
Pinal County Indl. Dev. Auth. Correctional Facilities Contract Rev. (Florence West Prison Proj.):
Series 2006 A, 5.25% 10/1/12 (ACA Finl. Guaranty Corp. Insured)	1,000,000	1,002,110
Series 2007 A, 5.25% 10/1/13 (ACA Finl. Guaranty Corp. Insured)	1,335,000	1,372,620
Pinal County Unified School District #44 J.O. Combs (2006 School Impt. Proj.) Series B, 5% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	860,000	958,264
Queen Creek Excise Tax & State Shared Rev. 5% 8/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,125,000	1,230,064
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Series 2005 A, 5% 1/1/35	3,000,000	3,312,000
Series 2006 A, 5% 1/1/37	5,690,000	6,257,407
Series 2008 A:
5% 1/1/24	1,075,000	1,248,140
5% 1/1/33	1,000,000	1,129,080
5% 1/1/38	3,400,000	3,765,398
Series 2010 B, 5% 12/1/26	2,000,000	2,401,340
Series 2012 A, 5% 12/1/29	2,000,000	2,429,640
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007, 5.5% 12/1/29	3,000,000	3,356,850
Scottsdale Gen. Oblig. Series 2012, 5% 7/1/22	1,010,000	1,284,053
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.):
Series 2006 C, 5% 9/1/35 (FSA Insured)	415,000	457,737
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.): - continued
Series 2008 A:
5% 9/1/16	$ 1,000,000	$ 1,112,760
5% 9/1/23	355,000	387,738
Scottsdale Muni. Property Corp. Excise Tax Rev. (Wtr. and Swr. Impt. Proj.) Series 2008 A, 5% 7/1/28	1,050,000	1,194,974
Sedona Excise Tax Rev.:
Series 2004, 5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,120,000	2,260,174
Series 2005, 5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,081,820
Tempe Excise Tax Rev. Series 2012, 5% 7/1/25	1,090,000	1,321,701
Tempe Gen. Oblig. Series 2006, 5% 7/1/20	3,200,000	3,674,560
Tempe Transit Excise Tax Rev. Series 2008, 4.75% 7/1/38	60,000	65,032
Tucson Ctfs. of Prtn.:
Series 2006 A, 5% 7/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,050,000	3,409,809
Series 2007, 5% 7/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,147,560
Univ. Med. Ctr. Corp. Hosp. Rev.:
Series 2005, 5% 7/1/16	1,090,000	1,158,932
Series 2011, 6% 7/1/39	2,235,000	2,585,895
Univ. of Arizona Univ. Revs.:
(Univ. of Arizona Projs.):
Series 2003 B, 5% 6/1/31 (Pre-Refunded to 6/1/13 @ 100)	300,000	310,518
Series 2005 A, 5% 6/1/24 (AMBAC Insured)	1,040,000	1,125,238
Series 2005 C, 5% 6/1/14 (AMBAC Insured)	165,000	176,864
Series 2008 A, 5% 6/1/22	1,315,000	1,516,195
Series 2009 A, 5% 6/1/39	1,000,000	1,106,970
Series 2012 A, 5% 6/1/25	1,000,000	1,206,180
Yavapai County Indl. Dev. Auth. (Northern Healthcare Sys. Proj.) Series 2011, 5% 10/1/20	1,000,000	1,182,450
Yavapai County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002, 3.5%, tender 6/3/13 (c)(d)	1,000,000	1,019,540
		175,518,771
Guam - 0.3%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series A, 5% 10/1/12	500,000	500,775
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - 3.1%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Series 1998, 5.75% 7/1/22 (CIFG North America Insured)	$ 700,000	$ 718,312
Series 2003, 5.75% 7/1/19 (FGIC Insured)	700,000	727,937
Puerto Rico Govt. Dev. Bank:
Series 2006 B, 5% 12/1/12	1,000,000	1,009,970
Series 2006 C, 5.25% 1/1/15 (d)	500,000	527,535
Puerto Rico Pub. Bldg. Auth. Rev. Bonds Series M2, 5.75%, tender 7/1/17 (c)	200,000	222,128
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2007 A, 0% 8/1/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,200,000	665,088
Series 2009 A, 6% 8/1/42	1,300,000	1,455,415
Series 2011 C:
0% 8/1/39	1,200,000	282,444
0% 8/1/41	500,000	105,985
		5,714,814
Virgin Islands - 0.2%
Virgin Islands Pub. Fin. Auth. Series 2009 B, 5% 10/1/25	300,000	328,746
TOTAL INVESTMENT PORTFOLIO - 99.0% (Cost $169,877,709)	182,063,106
NET OTHER ASSETS (LIABILITIES) - 1.0%	1,843,993
NET ASSETS - 100%	$ 183,907,099
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	17.9%
Electric Utilities	16.8%
Special Tax	16.3%
Water & Sewer	16.3%
Education	12.8%
Health Care	12.7%
Others* (Individually Less Than 5%)	7.2%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2012

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $169,877,709)		$ 182,063,106
Cash		1,387,553
Receivable for fund shares sold		273,670
Interest receivable		1,921,046
Other receivables		909
Total assets		185,646,284

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 1,411,238
Payable for fund shares redeemed	32,613
Distributions payable	211,771
Accrued management fee	83,563
Total liabilities		1,739,185

Net Assets		$ 183,907,099
Net Assets consist of:
Paid in capital		$ 171,532,857
Undistributed net investment income		25,344
Accumulated undistributed net realized gain (loss) on investments		163,501
Net unrealized appreciation (depreciation) on investments		12,185,397
Net Assets, for 15,081,731 shares outstanding		$ 183,907,099
Net Asset Value, offering price and redemption price per share ($183,907,099 ÷ 15,081,731 shares)		$ 12.19

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended August 31, 2012

Investment Income
Interest		$ 6,843,462

Expenses
Management fee	$ 936,192
Independent trustees' compensation	600
Miscellaneous	471
Total expenses before reductions	937,263
Expense reductions	(1,533)	935,730
Net investment income (loss)		5,907,732
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		691,454
Change in net unrealized appreciation (depreciation) on investment securities		8,464,250
Net gain (loss)		9,155,704
Net increase (decrease) in net assets resulting from operations		$ 15,063,436

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended August 31, 2012	Year ended August 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,907,732	$ 6,009,653
Net realized gain (loss)	691,454	(221,231)
Change in net unrealized appreciation (depreciation)	8,464,250	(4,084,466)
Net increase (decrease) in net assets resulting from operations	15,063,436	1,703,956
Distributions to shareholders from net investment income	(5,887,837)	(6,005,226)
Distributions to shareholders from net realized gain	(27,968)	-
Total distributions	(5,915,805)	(6,005,226)
Share transactions Proceeds from sales of shares	41,095,218	49,336,317
Reinvestment of distributions	3,359,514	3,411,126
Cost of shares redeemed	(30,074,016)	(72,271,481)
Net increase (decrease) in net assets resulting from share transactions	14,380,716	(19,524,038)
Redemption fees	1,089	2,402
Total increase (decrease) in net assets	23,529,436	(23,822,906)

Net Assets
Beginning of period	160,377,663	184,200,569
End of period (including undistributed net investment income of $25,344 and undistributed net investment income of $20,321, respectively)	$ 183,907,099	$ 160,377,663
Other Information Shares
Sold	3,444,168	4,364,280
Issued in reinvestment of distributions	281,600	301,275
Redeemed	(2,528,170)	(6,450,026)
Net increase (decrease)	1,197,598	(1,784,471)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended August 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.55	$ 11.76	$ 11.12	$ 11.04	$ 11.13
Income from Investment Operations
Net investment income (loss) B	.413	.420	.416	.425	.419
Net realized and unrealized gain (loss)	.641	(.210)	.639	.112	(.054)
Total from investment operations	1.054	.210	1.055	.537	.365
Distributions from net investment income	(.412)	(.420)	(.416)	(.425)	(.418)
Distributions from net realized gain	(.002)	-	-	(.033)	(.037)
Total distributions	(.414)	(.420)	(.416)	(.458)	(.455)
Redemption fees added to paid in capital B	- D	- D	.001	.001	- D
Net asset value, end of period	$ 12.19	$ 11.55	$ 11.76	$ 11.12	$ 11.04
Total Return A	9.26%	1.92%	9.69%	5.15%	3.33%
Ratios to Average Net Assets C
Expenses before reductions	.55%	.55%	.55%	.55%	.55%
Expenses net of fee waivers, if any	.55%	.55%	.55%	.55%	.55%
Expenses net of all reductions	.55%	.55%	.55%	.55%	.52%
Net investment income (loss)	3.47%	3.71%	3.66%	3.97%	3.76%
Supplemental Data
Net assets, end of period (000 omitted)	$ 183,907	$ 160,378	$ 184,201	$ 155,053	$ 143,432
Portfolio turnover rate	12%	10%	10%	19%	22%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Arizona Municipal Money Market Fund

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 8/31/12	% of fund's investments 2/29/12	% of fund's investments 8/31/11
1 - 7	87.2	80.5	87.5
8 - 30	0.2	1.7	4.0
31 - 60	2.6	0.0	1.0
61 - 90	0.0	1.0	0.0
91 - 180	5.0	13.7	4.3
> 180	5.0	3.1	3.2
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	8/31/12	2/29/12	8/31/11
Fidelity Arizona Municipal Money Market Fund	27 Days	31 Days	21 Days
All Tax-Free Money Market Funds Average*	39 Days	28 Days	30 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	8/31/12	2/29/12	8/31/11
Fidelity Arizona Municipal Money Market Fund	27 Days	31 Days	21 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of August 31, 2012	As of February 29, 2012
Variable Rate Demand Notes (VRDNs) 66.7%	Variable Rate Demand Notes (VRDNs) 69.8%
Other Municipal Debt 19.0%	Other Municipal Debt 19.7%
Investment Companies 14.2%	Investment Companies 10.8%
Net Other Assets (Liabilities) 0.1%	Net Other Assets (Liabilities) † (0.3)%

* Source: iMoneyNet, Inc.

† Net Other Assets is not included in the pie chart.

Current and Historical Seven-Day Yields
	8/31/12	5/31/12	2/29/12	11/28/11	8/29/11
Fidelity Arizona Municipal Money Market Fund	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending August 31, 2012, the most recent period shown in the table, would have been -0.29%.

Annual Report

Fidelity Arizona Municipal Money Market Fund

Investments August 31, 2012

Showing Percentage of Net Assets

Variable Rate Demand Note - 66.7%
	Principal Amount	Value
Alabama - 0.0%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.22% 9/7/12, VRDN (a)(d)	$ 200,000	$ 200,000
Arizona - 65.0%
Arizona Board of Regents Arizona State Univ. Rev. Participating VRDN Series Putters 4147, 0.18% 9/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	2,200,000	2,200,000
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.):
Series 2008 E, 0.18% 9/7/12, LOC Bank of America NA, VRDN (a)	1,000,000	1,000,000
Series 2008 F, 0.19% 9/7/12, LOC JPMorgan Chase Bank, VRDN (a)	1,000,000	1,000,000
(Catholic Healthcare West Proj.):
Series 2005 B, 0.17% 9/7/12, LOC JPMorgan Chase Bank, VRDN (a)	5,300,000	5,300,000
Series 2008 A, 0.18% 9/7/12, LOC JPMorgan Chase Bank, VRDN (a)	4,200,000	4,200,000
Series 2008 B, 0.22% 9/7/12, LOC Bank of America NA, VRDN (a)	8,200,000	8,200,000
Series 2009 F, 0.21% 9/7/12, LOC Citibank NA, VRDN (a)	17,650,000	17,650,000
(Royal Oaks Life Care Cmnty. Proj.) Series 2002, 0.2% 9/7/12, LOC Bank of America NA, VRDN (a)	3,700,000	3,700,000
Arizona Health Facilities Auth. Sr. Living Rev. (Royal Oaks Life Care Cmnty. Proj.) Series 2008, 0.2% 9/7/12, LOC Bank of America NA, VRDN (a)	3,700,000	3,700,000
Arizona Hsg. Fin. Auth. Multi-family Hsg. Rev. (Santa Carolina Apts. Proj.) Series 2005, 0.22% 9/7/12, LOC Fannie Mae, VRDN (a)(d)	3,645,000	3,645,000
Arizona School Facilities Board Rev. Participating VRDN Series BC 11 102W, 0.19% 9/7/12 (Liquidity Facility Barclays Bank PLC) (a)(e)	3,500,000	3,500,000
Arizona Trans. Board Excise Tax Rev. Participating VRDN Series MT 726, 0.2% 9/7/12 (Liquidity Facility Bank of America NA) (a)(e)	11,300,000	11,300,000
Arizona Trans. Board Hwy. Rev. Participating VRDN Series WF 11 138C, 0.17% 9/7/12 (Liquidity Facility Wells Fargo Bank NA) (a)(e)	5,270,000	5,270,000
Casa Grande Indl. Dev. Auth. Indl. Dev. Rev. (Price Companies, Inc. Proj.) Series A, 0.48% 9/7/12, LOC Bank of America NA, VRDN (a)(d)	1,430,000	1,430,000
Chandler Gen. Oblig. Participating VRDN Series GS 07 49TP, 0.17% 9/7/12 (Liquidity Facility Wells Fargo & Co.) (a)(e)	4,540,000	4,540,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Arizona - continued
Coconino County Poll. Cont. Corp. Rev.:
(Arizona Pub. Svc. Co. Navajo Proj.) Series 2009 B, 0.22% 9/4/12, LOC JPMorgan Chase Bank, VRDN (a)(d)	$ 11,700,000	$ 11,700,000
(Tucson Elec. Pwr. Co. Navajo Proj.) Series 2010 A, 0.22% 9/7/12, LOC JPMorgan Chase Bank, VRDN (a)(d)	3,500,000	3,500,000
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Glenn Oaks Apts. Proj.) Series 2001, 0.24% 9/7/12, LOC Fannie Mae, VRDN (a)(d)	2,399,675	2,399,675
(Ranchwood Apts. Proj.) Series 2001 A, 0.22% 9/7/12, LOC Fannie Mae, VRDN (a)(d)	1,500,000	1,500,000
(San Angelin Apts. Proj.) Series 2004, 0.18% 9/7/12, LOC Fannie Mae, VRDN (a)(d)	1,300,000	1,300,000
(San Martin Apts. Proj.) Series A1, 0.18% 9/7/12, LOC Fannie Mae, VRDN (a)(d)	6,000,000	6,000,000
(San Remo Apts. Proj.) Series 2002, 0.18% 9/7/12, LOC Fannie Mae, VRDN (a)(d)	10,100,000	10,100,000
(Village at Sun Valley Apts. Proj.) Series 2008, 0.23% 9/7/12, LOC Freddie Mac, VRDN (a)(d)	9,240,000	9,240,000
(Village Square Apts. Proj.) Series 2004, 0.2% 9/7/12, LOC Fannie Mae, VRDN (a)(d)	1,000,000	1,000,000
Maricopa County Indl. Dev. Auth. Rev.:
(Clayton Homes, Inc. Proj.) Series 1998, 0.21% 9/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (a)(d)	1,000,000	1,000,000
(Valley of the Sun YMCA Proj.) Series 2008, 0.19% 9/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (a)	6,900,000	6,900,000
Mesa Util. Sys. Rev. Participating VRDN Series ROC II R 11959X, 0.18% 9/7/12 (Liquidity Facility Citibank NA) (a)(e)	7,250,000	7,250,000
Northern Arizona Univ. Revs. Participating VRDN Series Solar 07 14, 0.17% 9/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(e)	4,600,000	4,600,000
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev. Participating VRDN Series Putters 4185, 0.2% 9/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,690,000	3,690,000
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Participating VRDN:
Series Putters 3458, 0.18% 9/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,000,000	4,000,000
Series ROC II R 12311, 0.17% 9/7/12 (Liquidity Facility Citibank NA) (a)(e)	3,500,000	3,500,000
Phoenix Gen. Oblig. Participating VRDN Series BBT 2012, 0.17% 9/7/12 (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	9,825,000	9,825,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Arizona - continued
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Del Mar Terrace Apts. Proj.) Series 1999 A, 0.2% 9/7/12, LOC Freddie Mac, VRDN (a)	$ 1,100,000	$ 1,100,000
(Paradise Lakes Apt. Proj.):
Series 2007 A, 0.17% 9/7/12, LOC Wells Fargo Bank NA, VRDN (a)	5,500,000	5,500,000
Series 2007 B, 0.17% 9/7/12, LOC Wells Fargo Bank NA, VRDN (a)(d)	10,000,000	10,000,000
(Westward Ho Apts. Proj.) Series 2003 A, 0.52% 9/7/12, LOC Bank of America NA, VRDN (a)(d)	4,210,000	4,210,000
Phoenix Indl. Dev. Auth. Rev.:
(Independent Newspaper, Inc. Proj.) Series 2000, 0.37% 9/7/12, LOC Wells Fargo Bank NA, VRDN (a)(d)	720,000	720,000
(Phoenix Expansion Proj.) Series 2002, 0.43% 9/7/12, LOC JPMorgan Chase Bank, VRDN (a)(d)	1,885,000	1,885,000
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(River Point Proj.) Series 2001, 0.22% 9/7/12, LOC Fannie Mae, VRDN (a)(d)	6,000,000	6,000,000
Series A, 0.22% 9/7/12, LOC Fannie Mae, VRDN (a)(d)	3,200,000	3,200,000
Pima County Indl. Dev. Auth. Rev. (Broadway Proper Congregate Proj.) Series 2000 A, 0.17% 9/7/12, LOC Fed. Home Ln. Bank, San Francisco, VRDN (a)	3,660,000	3,660,000
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN:
Series EGL 06 14 Class A, 0.17% 9/7/12 (Liquidity Facility Citibank NA) (a)(e)	2,400,000	2,400,000
Series EGL 07 0012, 0.17% 9/7/12 (Liquidity Facility Citibank NA) (a)(e)	2,000,000	2,000,000
Series MS 3078, 0.24% 9/7/12 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(e)	1,500,000	1,500,000
Series MS 3179, 0.24% 9/7/12 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(e)	3,020,000	3,020,000
Series MT 737, 0.2% 9/7/12 (Liquidity Facility Bank of America NA) (a)(e)	7,300,000	7,300,000
Series ROC II R 11980 X, 0.17% 9/7/12 (Liquidity Facility Citibank NA) (a)(e)	2,800,000	2,800,000
Series WF 09 40C, 0.17% 9/7/12 (Liquidity Facility Wells Fargo & Co.) (a)(e)	3,300,000	3,300,000
Scottsdale Gen. Oblig. Participating VRDN Series BBT 08 20, 0.17% 9/7/12 (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	11,080,000	11,080,000
Show Low Indl. Dev. Auth. Solid Waste Disp. Rev. (Snowflake White Mountain Pwr. LLC Proj.) Series 2006, 0.31% 9/7/12, LOC JPMorgan Chase Bank, VRDN (a)(d)	4,000,000	4,000,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Arizona - continued
Tempe Indl. Dev. Auth. Rev. (ASUF Brickyard Proj.) Series 2004 A, 0.21% 9/7/12, LOC Bank of America NA, VRDN (a)	$ 11,150,000	$ 11,150,000
Yavapai County Indl. Dev. Auth. (Northern Arizona Healthcare Sys. Proj.) Series 2008 B, 0.18% 9/7/12, LOC Wells Fargo Bank NA, VRDN (a)	3,700,000	3,700,000
		252,664,675
California - 0.3%
California Health Facilities Fing. Auth. Rev. Participating VRDN Series MS 3267, 0.17% 9/7/12 (Liquidity Facility Cr. Suisse New York Branch) (a)(e)	1,000,000	1,000,000
New Jersey - 0.0%
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.) Series 2012 A, 0.43% 9/7/12, VRDN (a)(d)	200,000	200,000
North Carolina - 0.0%
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.48% 9/7/12, LOC Cr. Industriel et Commercial, VRDN (a)	200,000	200,000
Ohio - 0.3%
Ohio Higher Edl. Facility Commission Rev. (Univ. Hosp. Health Sys. Proj.) Series 2008 B, 0.22% 9/7/12, LOC RBS Citizens NA, VRDN (a)	1,000,000	1,000,000
Puerto Rico - 0.7%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2003 C5-2, 0.16% 9/7/12, LOC Barclays Bank PLC NY Branch, VRDN (a)	2,800,000	2,800,000
Tennessee - 0.3%
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.) Series 2002, 0.25% 9/4/12, LOC Bank of America NA, VRDN (a)	1,035,000	1,035,000
Virginia - 0.1%
Virginia Hsg. Dev. Auth. Commonwealth Mtg. Rev. Participating VRDN Series BA 1047, 0.27% 9/7/12 (Liquidity Facility Bank of America NA) (a)(d)(e)	500,000	500,000
TOTAL VARIABLE RATE DEMAND NOTE		259,599,675
Other Municipal Debt - 19.0%

Arizona - 18.4%
Arizona Ctfs. of Partnership Bonds:
Series 2010 A, 5% 10/1/12	3,000,000	3,011,412
Series 2010 B, 5% 10/1/12	2,000,000	2,007,093
Other Municipal Debt - continued
	Principal Amount	Value
Arizona - continued
Arizona Health Facilities Auth. Rev. Bonds (Banner Health Sys. Proj.) Series 2008 D, 5% 1/1/13	$ 1,000,000	$ 1,015,530
Arizona School Facilities Board Ctfs. of Prtn. Bonds Series 2008, 5% 9/1/12	3,600,000	3,600,000
Arizona Trans. Board Excise Tax Rev. Bonds:
Series 2007, 5% 7/1/13	2,750,000	2,858,773
Series 2011, 5% 7/1/13	3,700,000	3,845,955
Arizona Trans. Board Hwy. Rev. Bonds:
Series 2003 A, 5% 7/1/13 (Pre-Refunded to 7/1/13 @ 100)	1,500,000	1,559,497
Series 2006, 4% 7/1/13	1,000,000	1,031,005
Arizona Wtr. Infrastructure Fin. Auth. Rev. Bonds:
Series 2008 A, 5% 10/1/12	1,000,000	1,003,824
Series 2009 A, 4% 10/1/12	605,000	606,805
Chandler Gen. Oblig. Bonds Series 2011 B, 4% 7/1/13	1,000,000	1,031,202
Maricopa County Cmnty. College District Bonds Series 2004 A, 4% 7/1/13	2,715,000	2,799,599
Mesa Util. Sys. Rev. Bonds Series 2008, 4% 7/1/13	1,500,000	1,547,023
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev.:
Series 2012 A, 0.19% 12/6/12, LOC Royal Bank of Canada, CP	3,800,000	3,800,000
Series 2012 B, 0.15% 9/4/12, LOC Wells Fargo Bank NA, CP	3,800,000	3,800,000
Pima County Gen. Oblig. Bonds Series 2012 A, 1% 7/1/13	3,700,000	3,723,300
Salt River Proj. Agricultural Impt. Bonds 5% 12/1/12	3,700,000	3,743,991
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Bonds:
Series 2002 B:
5% 1/1/13 (Pre-Refunded to 1/1/13 @ 100)	5,505,000	5,592,210
5% 1/1/13 (Pre-Refunded to 1/1/13 @ 100)	3,800,000	3,860,268
Series 2009 A, 5% 1/1/13	1,300,000	1,320,632
Series C:
0.17% 9/6/12, CP	11,400,000	11,400,000
0.2% 9/6/12, CP	4,000,000	4,000,000
Univ. of Arizona Univ. Revs. Bonds Series 2004 B, 5% 6/1/13	1,000,000	1,035,054
Yavapai County Indl. Dev. Auth. Bonds (Northern Healthcare Sys. Proj.) Series 2011, 2% 10/1/12	3,400,000	3,404,163
		71,597,336
Kentucky - 0.1%
Trimble County Poll. Cont. Rev. Bonds Series 2001 B, 0.4% tender 9/26/12, CP mode (d)	600,000	600,000
Other Municipal Debt - continued
	Principal Amount	Value
Massachusetts - 0.4%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1992, 0.45% tender 9/6/12, CP mode	$ 1,500,000	$ 1,500,000
New Hampshire - 0.1%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series A1, 0.4% tender 9/26/12, CP mode (d)	300,000	300,000
TOTAL OTHER MUNICIPAL DEBT		73,997,336
Investment Company - 14.2%
	Shares

Fidelity Municipal Cash Central Fund, 0.19% (b)(c)	55,033,000	55,033,000
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $388,630,011)		388,630,011
NET OTHER ASSETS (LIABILITIES) - 0.1%		362,729
NET ASSETS - 100%		$ 388,992,740
Security Type Abbreviations
CP	-	COMMERCIAL PAPER
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 33,780
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2012

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $333,597,011)	$ 333,597,011
Fidelity Central Funds (cost $55,033,000)	55,033,000
Total Investments (cost $388,630,011)		$ 388,630,011
Cash		116,645
Receivable for investments sold		500,286
Receivable for fund shares sold		2,124,269
Interest receivable		589,260
Distributions receivable from Fidelity Central Funds		7,652
Other receivables		863
Total assets		391,968,986

Liabilities
Payable for fund shares redeemed	$ 2,916,450
Distributions payable	81
Accrued management fee	59,709
Other affiliated payables	6
Total liabilities		2,976,246

Net Assets		$ 388,992,740
Net Assets consist of:
Paid in capital		$ 388,984,393
Accumulated undistributed net realized gain (loss) on investments		8,347
Net Assets, for 388,785,398 shares outstanding		$ 388,992,740
Net Asset Value, offering price and redemption price per share ($388,992,740 ÷ 388,785,398 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended August 31, 2012

Investment Income
Interest		$ 707,648
Income from Fidelity Central Funds		33,780
Total income		741,428

Expenses
Management fee	$ 1,868,340
Independent trustees' compensation	1,329
Total expenses before reductions	1,869,669
Expense reductions	(1,165,794)	703,875
Net investment income (loss)		37,553
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	14,845
Capital gain distributions from Fidelity Central Funds	422
Total net realized gain (loss)		15,267
Net increase in net assets resulting from operations		$ 52,820

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended August 31, 2012	Year ended August 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 37,553	$ 35,578
Net realized gain (loss)	15,267	(15)
Net increase in net assets resulting from operations	52,820	35,563
Distributions to shareholders from net investment income	(37,465)	(35,625)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	1,036,385,786	1,224,027,384
Reinvestment of distributions	36,751	35,233
Cost of shares redeemed	(1,030,133,140)	(1,186,736,364)
Net increase (decrease) in net assets and shares resulting from share transactions	6,289,397	37,326,253
Total increase (decrease) in net assets	6,304,752	37,326,191

Net Assets
Beginning of period	382,687,988	345,361,797
End of period	$ 388,992,740	$ 382,687,988

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended August 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- D	- D	- D	.006	.022
Net realized and unrealized gain (loss) D	-	-	-	-	-
Total from investment operations	- D	- D	- D	.006	.022
Distributions from net investment income	- D	- D	- D	(.006)	(.022)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.01%	.01%	.01%	.64%	2.25%
Ratios to Average Net Assets B, C
Expenses before reductions	.50%	.50%	.50%	.54%	.50%
Expenses net of fee waivers, if any	.19%	.26%	.33%	.53%	.50%
Expenses net of all reductions	.19%	.26%	.33%	.52%	.41%
Net investment income (loss)	.01%	.01%	.01%	.64%	2.20%
Supplemental Data
Net assets, end of period (000 omitted)	$ 388,993	$ 382,688	$ 345,362	$ 373,206	$ 393,043

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2012

1. Organization.

Fidelity Arizona Municipal Income Fund (the Income Fund) is a fund of Fidelity Union Street Trust. Fidelity Arizona Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Union Street Trust II. Each Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Union Street Trust and Fidelity Union Street Trust II (the Trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. The Income Fund is a non-diversified fund. Each Fund is authorized to issue an unlimited number of shares. Each Fund may be affected by economic and political developments in the state of Arizona.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

approved by the Board of Trustees (the Board), the Income Fund attempts to obtain prices from one or more third party pricing vendor or broker to value their investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Income Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

For the Income Fund, debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For municipal securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For the Money Market Fund, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

For the Income Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of August 31, 2012, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences resulted in distribution reclassifications. In addition, the Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to excise tax regulations.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Arizona Municipal Income Fund	$ 169,873,128	$ 12,500,746	$ (310,768)	$ 12,189,978
Fidelity Arizona Municipal Money Market Fund	388,630,011	-	-	-

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed tax-exempt income	Undistributed long-term capital gain	Net unrealized appreciation (depreciation)
Fidelity Arizona Municipal Income Fund	$ 20,763	$ 163,502	$ 12,189,978
Fidelity Arizona Municipal Money Market Fund	182	8,168	-

The tax character of distributions paid was as follows:

August 31, 2012
	Tax-Exempt Income	Ordinary Income	Total
Fidelity Arizona Municipal Income Fund	$ 5,887,837	$ 27,968	$ 5,915,805
Fidelity Arizona Municipal Money Market Fund	37,465	-	37,465

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

August 31, 2011
Tax-Exempt Income
Fidelity Arizona Municipal Income Fund	$ 6,005,226
Fidelity Arizona Municipal Money Market Fund	35,625

Short-Term Trading (Redemption) Fees. Shares held by investors in the Income Fund less than 30 days are subject to a redemption fee equal to ..50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. The Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $37,563,692 and $19,294,515, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provides the Funds with investment management related services for which the Funds pay a monthly management fee. FMR pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as interest expense, including commitment fees. The management fee paid to FMR by the Funds is reduced by an amount equal to the fees and expenses paid by

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

the Fund to the independent Trustees. Each Fund's management fee is equal to the following annual rate of average net assets:

Fidelity Arizona Municipal Income Fund	.55%
Fidelity Arizona Municipal Money Market Fund	.50%

7. Committed Line of Credit.

The Income Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Arizona Municipal Income Fund	$ 471

During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

FMR or its affiliates voluntarily agreed to waive certain fees for the Money Market Fund in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by FMR at any time. For the period, the amount of the waiver was $1,164,695.

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's management fee. During the period, these credits reduced management fee by the following amounts:

Fidelity Arizona Municipal Income Fund	$ 1,533
Fidelity Arizona Municipal Money Market Fund	1,099

Annual Report

Notes to Financial Statements - continued

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Union Street Trust and Fidelity Union Street Trust II and the Shareholders of Fidelity Arizona Municipal Income Fund and Fidelity Arizona Municipal Money Market Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Arizona Municipal Income Fund (a fund of Fidelity Union Street Trust) and Fidelity Arizona Municipal Money Market Fund (a fund of Fidelity Union Street Trust II) at August 31, 2012 the results of each of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Union Street Trust's and Fidelity Union Street Trust II's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 11, 2012

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. Except for James C. Curvey, each of the Trustees oversees 228 funds advised by FMR or an affiliate. Mr. Curvey oversees 435 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Funds' Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Funds' Trustees."

Annual Report

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (50)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (77)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (70)

Year of Election or Appointment: 2006

Mr. Gamper is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (60)

Year of Election or Appointment: 2010

Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (65)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Mr. Edward C. Johnson 3d or Ms. Abigail P. Johnson.

Michael E. Kenneally (58)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (71)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (65)

Year of Election or Appointment: 2001

Ms. Knowles is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (73)

Year of Election or Appointment: 2005

Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Annual Report

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (54)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Charles S. Morrison (51)

Year of Election or Appointment: 2012

Vice President of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Morrison also serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Robert P. Brown (48)

Year of Election or Appointment: 2012

Vice President of Fidelity's Bond Funds. Mr. Brown also serves as Executive Vice President of Fidelity Investments Money Management, Inc. (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present) and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Nancy D. Prior (45)

Year of Election or Appointment: 2012

Vice President of Fidelity's Money Market Funds. Ms. Prior also serves as President, Money Market Group of FMR (2011-present) and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2008-2009).

Scott C. Goebel (44)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Ramon Herrera (38)

Year of Election or Appointment: 2012

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Herrera also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2004-present).

Elizabeth Paige Baumann (44)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (53)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (45)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (55)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephanie J. Dorsey (43)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (45)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer (2011-present) and Deputy Treasurer (2008-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (43)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (54)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (44)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

Fund	Pay Date	Record Date	Capital Gains
Fidelity Arizona Municipal Income Fund	10/08/2012	10/05/2012	$0.012
Fidelity Arizona Municipal Money Market Fund	10/08/2012	10/05/2012	$0.000

The funds hereby designate as capital gain dividends the amounts noted below for the taxable year ended August 31, 2012, or, if subsequently determined to be different, the net capital gain of such year:

Fidelity Arizona Municipal Income Fund	$194,831
Fidelity Arizona Municipal Money Market Fund	$10,671

During fiscal year ended 2012, 100% of each fund's income dividends were free from federal income tax, and 1.92% and 28.63% of Fidelity Arizona Municipal Income Fund and Fidelity Arizona Municipal Money Market Fund's, respectively, income dividends were subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2013 of amounts for use in preparing 2012 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

AZI/SPZ-UANN-1012
1.790910.109

Fidelity®

Municipal Money Market

Fund

Annual Report

August 31, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes/ Performance	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2012 to August 31, 2012).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value March 1, 2012	Ending Account Value August 31, 2012	Expenses Paid During Period* March 1, 2012 to August 31, 2012
Actual	.20%	$ 1,000.00	$ 1,000.05	$ 1.01**
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,024.13	$ 1.02**

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

** If certain fees were not voluntarily waived by FMR or its affiliates during the period, the annualized expense ratio for the Municipal Money Market Fund would have been .42% and the expenses paid in the actual and hypothetical examples would have been $2.11 and $2.14, respectively.

Annual Report

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 8/31/12	% of fund's investments 2/29/12	% of fund's investments 8/31/11
1 - 7	73.3	83.6	83.3
8 - 30	2.4	2.6	5.2
31 - 60	3.2	3.7	4.0
61 - 90	2.7	1.3	1.9
91 - 180	4.8	7.1	2.3
> 180	13.6	1.7	3.3
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	8/31/12	2/29/12	8/31/11
Fidelity Municipal Money Market Fund	51 Days	21 Days	21 Days
All Tax-Free Money Market Funds Average*	39 Days	28 Days	30 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	8/31/12	2/29/12	8/31/11
Fidelity Municipal Money Market Fund	52 Days	21 Days	21 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

* Source: iMoneyNet, Inc.

Annual Report

Investment Changes/Performance (Unaudited) - continued

Asset Allocation (% of fund's net assets)
As of August 31, 2012	As of February 29, 2012
Variable Rate Demand Notes (VRDNs) 65.0%	Variable Rate Demand Notes (VRDNs) 71.7%
Other Municipal Debt 29.0%	Other Municipal Debt 20.5%
Investment Companies 5.8%	Investment Companies 8.2%
Net Other Assets (Liabilities) 0.2%	Net Other Assets† (Liabilities) (0.4)%

† Net Other Assets are not included in pie chart.

Current and Historical Seven-Day Yields

	8/31/12	5/31/12	2/29/12	11/28/11	8/29/11
Fidelity Municipal Money Market Fund	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending August 31, 2012, the most recent period shown in the table, would have been -0.22%.

Annual Report

Investments August 31, 2012

Showing Percentage of Net Assets

Variable Rate Demand Note - 65.0%
	Principal Amount (000s)	Value (000s)
Alabama - 0.7%
Alabama Pub. School & College Auth. Rev. Participating VRDN Series MT 719, 0.2% 9/7/12 (Liquidity Facility Bank of America NA) (c)(g)	$ 5,810	$ 5,810
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.22% 9/7/12, VRDN (c)(f)	39,215	39,215
Mobile Indl. Dev. Board Dock & Wharf Rev. (Holnam, Inc. Proj.):
Series 1999 A, 0.22% 9/7/12, LOC Bayerische Landesbank Girozentrale, VRDN (c)	21,000	21,000
Series 1999 B, 0.17% 9/6/12, LOC Wells Fargo Bank NA, VRDN (c)	25,165	25,165
Mobile Indl. Dev. Board Exempt Facilities Rev. Series 1997, 0.19% 9/7/12 (Kimberly-Clark Corp. Guaranteed), VRDN (c)	14,800	14,800
Mobile Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Second Series 2009, 0.21% 9/4/12, VRDN (c)	20,800	20,800
Washington County Indl. Dev. Auth. Idr (Sempra Energy Proj.) Series 2007, 0.18% 9/7/12, LOC UBS AG, VRDN (c)	33,895	33,895
West Jefferson Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Miller Plant Proj.) Series 2008, 0.22% 9/4/12, VRDN (c)(f)	15,000	15,000
		175,685
Alaska - 0.3%
Alaska Indl. Dev. & Export Auth. Rev.:
(Greater Fairbanks Cmnty. Hosp. Foundation Proj.) Series 2009 A, 0.19% 9/7/12, LOC Union Bank of California, VRDN (c)	15,000	15,000
Participating VRDN Series Putters 4722, 0.2% 9/7/12 (Liquidity Facility Bank of America NA) (c)(g)	16,665	16,665
Valdez Marine Term. Rev.:
(ConocoPhillips Proj.):
Series 1994 A, 0.2% 9/7/12 (ConocoPhillips Guaranteed), VRDN (c)	12,400	12,400
0.2% 9/7/12, VRDN (c)	1,000	1,000
(Phillips Trans. Alaska, Inc. Proj.):
Series 1994 B, 0.2% 9/7/12 (ConocoPhillips Guaranteed), VRDN (c)	26,000	26,000
Series 1994 C, 0.23% 9/7/12 (ConocoPhillips Guaranteed), VRDN (c)	3,000	3,000
		74,065
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Arizona - 2.0%
Arizona Board of Regents Arizona State Univ. Rev. Participating VRDN Series Putters 4147, 0.18% 9/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	$ 10,220	$ 10,220
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.):
Series 2008 E, 0.18% 9/7/12, LOC Bank of America NA, VRDN (c)	28,190	28,190
Series 2008 F, 0.19% 9/7/12, LOC JPMorgan Chase Bank, VRDN (c)	22,210	22,210
(Catholic Healthcare West Proj.) Series 2009 F, 0.21% 9/7/12, LOC Citibank NA, VRDN (c)	2,550	2,550
(Royal Oaks Life Care Cmnty. Proj.) Series 2002, 0.2% 9/7/12, LOC Bank of America NA, VRDN (c)	11,715	11,715
(Southwest Behavioral Health Svcs., Inc. Proj.) Series 2004, 0.18% 9/7/12, LOC JPMorgan Chase Bank, VRDN (c)	3,095	3,095
Arizona Trans. Board Excise Tax Rev. Participating VRDN Series Putters 4155, 0.27% 9/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	11,305	11,305
Coconino County Poll. Cont. Corp. Rev. (Tucson Elec. Pwr. Co. Navajo Proj.) Series 2010 A, 0.22% 9/7/12, LOC JPMorgan Chase Bank, VRDN (c)(f)	14,900	14,900
Glendale Indl. Dev. Auth. (Midwestern Univ. Proj.) Series 2008, 0.18% 9/7/12, LOC JPMorgan Chase Bank, VRDN (c)	10,900	10,900
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Ranchwood Apts. Proj.) Series 2001 A, 0.22% 9/7/12, LOC Fannie Mae, VRDN (c)(f)	2,500	2,500
(San Angelin Apts. Proj.) Series 2004, 0.18% 9/7/12, LOC Fannie Mae, VRDN (c)(f)	14,900	14,900
(San Clemente Apts. Proj.) Series 2004, 0.18% 9/7/12, LOC Fannie Mae, VRDN (c)(f)	10,600	10,600
(San Fernando Apts. Proj.) Series 2004, 0.18% 9/7/12, LOC Fannie Mae, VRDN (c)(f)	14,500	14,500
(San Lucas Apts. Proj.) Series 2003, 0.18% 9/7/12, LOC Fannie Mae, VRDN (c)(f)	13,700	13,700
(San Martin Apts. Proj.):
Series A1, 0.18% 9/7/12, LOC Fannie Mae, VRDN (c)(f)	5,700	5,700
Series A2, 0.2% 9/7/12, LOC Fannie Mae, VRDN (c)(f)	4,300	4,300
(San Miguel Apts. Proj.) Series 2003, 0.18% 9/7/12, LOC Fannie Mae, VRDN (c)(f)	14,900	14,900
(San Remo Apts. Proj.) Series 2002, 0.18% 9/7/12, LOC Fannie Mae, VRDN (c)(f)	4,100	4,100
(Sands Apts. Proj.) Series 2001 A, 0.22% 9/7/12, LOC Fannie Mae, VRDN (c)(f)	2,800	2,800
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.: - continued
(Village Square Apts. Proj.) Series 2004, 0.2% 9/7/12, LOC Fannie Mae, VRDN (c)(f)	$ 2,500	$ 2,500
Maricopa County Indl. Dev. Auth. Rev. (Clayton Homes, Inc. Proj.) Series 1998, 0.21% 9/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (c)(f)	4,200	4,200
Northern Arizona Univ. Revs. Participating VRDN Series Solar 07 14, 0.17% 9/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	16,440	16,440
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev. Participating VRDN Series Putters 4185, 0.2% 9/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	7,940	7,940
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev. (Paradise Lakes Apt. Proj.) Series 2007 B, 0.17% 9/7/12, LOC Wells Fargo Bank NA, VRDN (c)(f)	22,000	22,000
Pima County Indl. Dev. Auth. Indl. Rev. (Tucson Elec. Pwr. Co. Proj.) Series 1982 A, 0.16% 9/7/12, LOC Wells Fargo Bank NA, VRDN (c)	4,000	4,000
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Cimarron Place Apts. Proj.) 0.22% 9/7/12, LOC Fannie Mae, VRDN (c)(f)	4,500	4,500
Series A, 0.22% 9/7/12, LOC Fannie Mae, VRDN (c)(f)	2,825	2,825
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN:
Series BC 10 21W, 0.19% 9/7/12 (Liquidity Facility Barclays Bank PLC) (c)(g)	5,200	5,200
Series EGL 06 0141, 0.17% 9/7/12 (Liquidity Facility Citibank NA) (c)(g)	16,500	16,500
Series EGL 07 0012, 0.17% 9/7/12 (Liquidity Facility Citibank NA) (c)(g)	13,850	13,850
Series MT 737, 0.2% 9/7/12 (Liquidity Facility Bank of America NA) (c)(g)	27,675	27,675
Series Putters 3307, 0.18% 9/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	6,395	6,395
Series Putters 3467, 0.18% 9/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	4,000	4,000
Series Putters 3708Z, 0.18% 9/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	15,645	15,645
Series RBC O1, 0.17% 9/7/12 (Liquidity Facility Royal Bank of Canada) (c)(g)	1,800	1,800
Show Low Indl. Dev. Auth. Solid Waste Disp. Rev. (Snowflake White Mountain Pwr. LLC Proj.) Series 2006, 0.31% 9/7/12, LOC JPMorgan Chase Bank, VRDN (c)(f)	24,750	24,750
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Tempe Indl. Dev. Auth. Rev. (ASUF Brickyard Proj.) Series 2004 A, 0.21% 9/7/12, LOC Bank of America NA, VRDN (c)	$ 1,000	$ 1,000
Yavapai County Indl. Dev. Auth. (Northern Arizona Healthcare Sys. Proj.) Series 2008 B, 0.18% 9/7/12, LOC Wells Fargo Bank NA, VRDN (c)	35,245	35,245
Yuma Indl. Dev. Auth. Hosp. Rev. (Yuma Reg'l. Med. Ctr. Proj.) Series 2008, 0.19% 9/7/12, LOC JPMorgan Chase Bank, VRDN (c)	60,680	60,680
		480,230
Arkansas - 0.6%
Arkansas Dev. Auth. Indl. Dev. Rev. (Stratton Seed Co. Proj.) Series 1999, 0.53% 9/7/12, LOC Bank of America NA, VRDN (c)(f)	450	450
Arkansas Dev. Fin. Auth. Multi-family Hsg. Rev. (Kiehl Partners LP Proj.) Series 2004 A, 0.22% 9/7/12, LOC Fannie Mae, VRDN (c)	7,215	7,215
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.) Series 2002, 0.21% 9/7/12, VRDN (c)(f)	34,400	34,400
Fort Smith Gen. Oblig. (Mitsubishi Pwr. Systems Americas Proj.) Series 2010, 0.17% 9/7/12, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (c)	8,000	8,000
Osceola Solid Waste Disp. Rev. (Plum Point Energy Associates, LLC Proj.) Series 2006, 0.22% 9/7/12, LOC Royal Bank of Scotland PLC, VRDN (c)(f)	100,000	100,000
		150,065
California - 2.9%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.) Series 2009 C, 0.2% 9/7/12, LOC Citibank NA, VRDN (c)	41,800	41,800
Anaheim Hsg. Auth. Multi-family Hsg. Rev. (Park Vista Apt. Proj.) Series 2000 D, 0.17% 9/7/12, LOC Freddie Mac, VRDN (c)(f)	3,600	3,600
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Participating VRDN:
Series EGL 06 83 Class A, 0.18% 9/7/12 (Liquidity Facility Citibank NA) (c)(g)	35,600	35,600
Series II R 11901, 0.18% 9/7/12 (Liquidity Facility Citibank NA) (c)(g)	2,100	2,100
California Edl. Facilities Auth. Rev.:
(Univ. of San Francisco Proj.) Series 2000, 0.18% 9/7/12, LOC JPMorgan Chase Bank, VRDN (c)	8,700	8,700
Participating VRDN Series ROC II R 11974, 0.17% 9/7/12 (Liquidity Facility Citibank NA) (c)(g)	4,555	4,555
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.:
Participating VRDN Series Putters 4265, 0.21% 9/4/12 (Liquidity Facility JPMorgan Chase & Co.) (c)(g)	$ 36,000	$ 36,000
Series 2003 C3, 0.17% 9/7/12, LOC Citibank NA, VRDN (c)	41,000	41,000
Series B6, 0.17% 9/7/12, LOC Citibank NA, VRDN (c)	23,800	23,800
California Health Facilities Fing. Auth. Rev. Participating VRDN Series DB 3294, 0.2% 9/7/12 (Liquidity Facility Deutsche Bank AG) (c)(g)	15,615	15,615
California Hsg. Fin. Agcy. Rev. (Home Mtg. Prog.):
Series 2000 N, 0.2% 9/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	20,110	20,110
Series 2000 X2, 0.2% 9/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	2,900	2,900
Series 2002 J, 0.2% 9/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	1,825	1,825
Series 2003 H, 0.2% 9/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	29,320	29,320
Series 2003 M:
0.2% 9/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	26,800	26,800
0.2% 9/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	28,400	28,400
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (Pacific Gas & Elec. Co. Proj.) Series 1997 B, 0.21% 9/4/12, LOC JPMorgan Chase Bank, VRDN (c)(f)	48,000	48,000
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. (Maple Square Apt. Proj.) Series AA, 0.19% 9/7/12, LOC Citibank NA, VRDN (c)(f)	5,855	5,855
California Statewide Cmntys. Dev. Auth. Rev. (North Peninsula Jewish Campus Proj.) 0.23% 9/4/12, LOC Bank of America NA, VRDN (c)	21,010	21,010
El Dorado Irrigation District Rev. Ctfs. of Prtn. Series 2008 A, 0.18% 9/7/12, LOC Citibank NA, VRDN (c)	50,000	50,000
Grossmont Healthcare District Participating VRDN Series WF 11 30C, 0.17% 9/7/12 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	10,160	10,160
Los Angeles Cmnty. College District Participating VRDN:
Series MS 3096, 0.2% 9/7/12 (Liquidity Facility Deutsche Bank AG) (c)(g)	1,500	1,500
Series Putters 2864, 0.18% 9/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	4,785	4,785
Series ROC II R 11728, 0.17% 9/7/12 (Liquidity Facility Citibank NA) (c)(g)	7,040	7,040
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Dept. of Wtr. & Pwr. Rev. Participating VRDN:
Series MT 782, 0.2% 9/7/12 (Liquidity Facility Bank of America NA) (c)(g)	$ 11,455	$ 11,455
Series Putters 3902 Z, 0.18% 9/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	3,380	3,380
Los Angeles Multi-family Hsg. Rev. (Tri-City Hsg. Proj.) Series 1, 0.18% 9/7/12, LOC Citibank NA, VRDN (c)(f)	1,800	1,800
Los Angeles Wastewtr. Sys. Rev. Participating VRDN Series EGL 7 05 3003, 0.17% 9/7/12 (Liquidity Facility Citibank NA) (c)(g)	40,000	40,000
Modesto Pub. Fing. Auth. Lease Rev. Series 2008 B, 0.18% 9/7/12, LOC Bank of America NA, VRDN (c)	17,100	17,100
Newport Mesa Unified School District Participating VRDN Series WF 11 70Z, 0.17% 9/7/12 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	13,530	13,530
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 2008 A, 0.18% 9/7/12, LOC Citibank NA, VRDN (c)	62,060	62,060
Riverside Ctfs. of Prtn. (Riverside Renaissance Proj.) Series 2008, 0.19% 9/7/12, LOC Bank of America NA, VRDN (c)	67,450	67,450
Riverside Elec. Rev. Series 2008 A, 0.18% 9/7/12, LOC Bank of America NA, VRDN (c)	5,000	5,000
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Series 2010 A2, 0.17% 9/7/12, LOC JPMorgan Chase Bank, VRDN (c)(f)	14,500	14,500
San Juan Capistrano Gen. Oblig. Participating VRDN Series Putters 3646, 0.18% 9/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	10,050	10,050
Stanislaus County Cap. Impts. Fing. Auth. Rev. Series 2004, 0.18% 9/7/12, LOC Bank of America NA, VRDN (c)	9,270	9,270
		726,070
Colorado - 2.4%
Adams County Hsg. Auth. (Semper Village Apts. Proj.) Series 2004 A, 0.19% 9/7/12, LOC Fannie Mae, VRDN (c)(f)	14,000	14,000
Aurora Hosp. Rev. (Children's Hosp. Assoc. Proj.) Series 2008 C, 0.17% 9/7/12, LOC Wells Fargo Bank NA, VRDN (c)	10,295	10,295
Aurora Hsg. Auth. Multi-family Hsg. Rev. (Liberty Creek Proj.) Series 2008, 0.19% 9/7/12, LOC Fannie Mae, VRDN (c)(f)	27,580	27,580
Aurora Multi-family Hsg. Rev. (Aurora Meadows Apts. Proj.) Series 1996, 0.19% 9/7/12, LOC Fannie Mae, VRDN (c)(f)	13,400	13,400
Colorado Edl. & Cultural Facilities Auth. Rev. (Clyfford Still Museum Proj.) Series 2008, 0.17% 9/7/12, LOC Wells Fargo Bank NA, VRDN (c)	2,440	2,440
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Colorado Gen. Fdg. Rev. Participating VRDN Series Putters 4251, 0.19% 9/4/12 (Liquidity Facility JPMorgan Chase & Co.) (c)(g)	$ 12,265	$ 12,265
Colorado Health Facilities Auth. Retirement Hsg. Rev. Participating VRDN Series Putters 1390, 0.18% 9/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	38,265	38,265
Colorado Health Facilities Auth. Rev.:
(Boulder Cmnty. Hosp. Proj.) Series 2000, 0.19% 9/7/12, LOC JPMorgan Chase Bank, VRDN (c)	31,060	31,060
Participating VRDN Series BA 08 1090, 0.2% 9/7/12 (Liquidity Facility Bank of America NA) (c)(g)	7,450	7,450
Colorado Hsg. & Fin. Auth. Series 2002 B3, 0.18% 9/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)	1,075	1,075
Colorado Hsg. & Fin. Auth. Solid Waste Rev.:
(Waste Mgmt., Inc. Proj.) 0.22% 9/7/12, LOC Wells Fargo Bank NA, VRDN (c)(f)	7,000	7,000
(Waste Mgmt., Inc. Proj.) 0.21% 9/7/12, LOC JPMorgan Chase Bank, VRDN (c)(f)	14,160	14,160
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN:
Series EGL 07 0036, 0.17% 9/7/12 (Liquidity Facility Citibank NA) (c)(g)	29,700	29,700
Series EGL 07 0037, 0.17% 9/7/12 (Liquidity Facility Citibank NA) (c)(g)	16,830	16,830
Series EGL 07 0038, 0.17% 9/7/12 (Liquidity Facility Citibank NA) (c)(g)	36,165	36,165
Series EGL 07 0040, 0.17% 9/7/12 (Liquidity Facility Citibank NA) (c)(g)	30,610	30,610
Series MT 741, 0.2% 9/7/12 (Liquidity Facility Bank of America NA) (c)(g)	19,000	19,000
Series ROC II R 12312, 0.17% 9/7/12 (Liquidity Facility Citibank NA) (c)(g)	3,700	3,700
Series WF 10 37C, 0.17% 9/7/12 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	20,615	20,615
Denver City & County Arpt. Rev. Series 2009 C, 0.15% 9/7/12, LOC JPMorgan Chase Bank, VRDN (c)	9,900	9,900
Denver City & County Indl. Dev. Rev. (Brass Smith/Kevry Proj.) Series 2009, 0.32% 9/7/12, LOC Wells Fargo Bank NA, VRDN (c)(f)	5,085	5,085
Denver Urban Renewal Auth. Tax Increment Rev. Series 2008 A2, 0.18% 9/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (c)	41,900	41,900
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Fort Collins Indl. Dev. Rev. (Phelps-Tointon Millwork Proj.) Series 1993, 0.63% 9/7/12, LOC JPMorgan Chase Bank, VRDN (c)(f)	$ 215	$ 215
Lakewood Hsg. Auth. Multi-family Rev.:
(Ridgemoor Apts. Proj.) Series 2003 A, 0.19% 9/7/12, LOC Fannie Mae, VRDN (c)(f)	13,325	13,325
(Timberleaf Apts. Proj.) 0.19% 9/7/12, LOC Fannie Mae, VRDN (c)(f)	11,165	11,165
Moffat County Poll. Cont. Rev.:
(PacifiCorp Proj.) Series 1994, 0.19% 9/7/12, LOC Wells Fargo Bank NA, VRDN (c)	20,155	20,155
(Tri-State Generation and Transmission Assoc., Inc. Proj.) Series 2009, 0.2% 9/7/12, LOC Bank of America NA, VRDN (c)	26,900	26,900
RBC Muni. Products, Inc. Trust Participating VRDN Series RBC E 25, 0.2% 9/7/12 (Liquidity Facility Royal Bank of Canada) (c)(f)(g)	45,490	45,490
Univ. of Colorado Hosp. Auth. Rev.:
Series 2004 A, 0.18% 9/7/12, LOC JPMorgan Chase Bank, VRDN (c)	29,900	29,900
Series 2008 B, 0.18% 9/7/12, LOC JPMorgan Chase Bank, VRDN (c)	52,980	52,980
Westminster County Multi-family Hsg. Rev. (Lakeview Apts. Proj.) Series 1997, 0.19% 9/7/12, LOC Fannie Mae, VRDN (c)(f)	7,110	7,110
		599,735
Connecticut - 0.2%
Connecticut Health & Ed. Rev. Series 2011 B, 0.18% 9/7/12, LOC Bank of America NA, VRDN (c)	34,495	34,495
Connecticut Health & Edl. Facilities Auth. Rev. (St. Francis Hosp. & Med. Ctr. Proj.) Series F, 0.16% 9/7/12, LOC JPMorgan Chase Bank, VRDN (c)	12,610	12,610
		47,105
Delaware - 0.3%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1987, 0.36% 9/4/12, VRDN (c)(f)	3,000	3,000
Series 1988, 0.36% 9/4/12, VRDN (c)(f)	13,550	13,550
Series 1993 C, 0.35% 9/7/12, VRDN (c)	4,500	4,500
Series 1994, 0.36% 9/4/12, VRDN (c)(f)	30,000	30,000
Series 1999 B, 0.49% 9/7/12, VRDN (c)(f)	9,900	9,900
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Delaware - continued
Delaware Health Facilities Auth. Rev. (Beebe Med. Ctr. Proj.) 0.17% 9/7/12, LOC PNC Bank NA, VRDN (c)	$ 3,920	$ 3,920
Wilmington Adjustable Rate Demand Rev. (Delaware Art Museum, Inc. Proj.) 0.18% 9/7/12, LOC Wells Fargo Bank NA, VRDN (c)	12,400	12,400
		77,270
District Of Columbia - 0.9%
District of Columbia Gen. Oblig. Series 2008 C, 0.19% 9/7/12, LOC TD Banknorth, NA, VRDN (c)	13,800	13,800
District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev. (Trenton Park Apts. Proj.) Series 2001, 0.27% 9/7/12, LOC Bank of America NA, VRDN (c)(f)	5,770	5,770
District of Columbia Income Tax Rev. Participating VRDN Series Putters 4020, 0.18% 9/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	7,250	7,250
District of Columbia Rev.:
(Edmund Burke School Proj.) 0.26% 9/7/12, LOC Bank of America NA, VRDN (c)	12,790	12,790
(Fort Lincoln New Town/Premium Distributors LLC Proj.) Series 2000, 0.32% 9/7/12, LOC Wells Fargo Bank NA, VRDN (c)(f)	6,965	6,965
(Friends Legal Svcs. Corp. Proj.) 0.26% 9/7/12, LOC Bank of America NA, VRDN (c)	9,885	9,885
(The AARP Foundation Proj.) Series 2004, 0.19% 9/7/12, LOC Bank of America NA, VRDN (c)	10,900	10,900
(The Phillips Collection Issue Proj.) Series 2003, 0.43% 9/7/12, LOC Bank of America NA, VRDN (c)	1,515	1,515
(Washington Drama Society, Inc. Proj.) Series 2008, 0.2% 9/7/12, LOC JPMorgan Chase Bank, VRDN (c)	12,145	12,145
District of Columbia Univ. Rev. (American Univ. Proj.):
Series 2003, 0.16% 9/7/12, LOC Wells Fargo Bank NA, VRDN (c)	14,700	14,700
Series 2006 B, 0.18% 9/7/12, LOC JPMorgan Chase Bank, VRDN (c)	31,100	31,100
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2003 D1, 0.22% 9/7/12, LOC Wells Fargo Bank NA, VRDN (c)(f)	37,170	37,170
Series 2009 D1, 0.19% 9/7/12, LOC Bank of America NA, VRDN (c)	45,570	45,570
		209,560
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Florida - 4.6%
Brevard County Hsg. Fin. Auth. (Manatee Cove Apts. Proj.) 0.28% 9/7/12, LOC Citibank NA, VRDN (c)(f)	$ 10,675	$ 10,675
Broward County Fin. Auth. Multi-family Hsg. Rev.:
(Pinnacle Village Apts. Proj.) Series 2004, 0.23% 9/7/12, LOC Citibank NA, VRDN (c)(f)	6,500	6,500
(Sanctuary Apts Proj.) Series A, 0.2% 9/7/12, LOC Fannie Mae, VRDN (c)(f)	16,520	16,520
Broward County Port Facilities Rev. (Port Everglades Proj.) Series 2008, 0.19% 9/7/12, LOC Bank of Nova Scotia New York Branch, VRDN (c)(f)	9,165	9,165
Broward County Wtr. & Swr. Util. Rev. Participating VRDN Series Putters 4158, 0.18% 9/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	20,170	20,170
Clay County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Nassau Club Apts. Proj.) 0.21% 9/7/12, LOC Fannie Mae, VRDN (c)(f)	9,505	9,505
Coconut Creek Indl. Dev. Rev. (Elite Aluminum Corp. Proj.) Series 2002, 0.48% 9/7/12, LOC Bank of America NA, VRDN (c)(f)	1,330	1,330
Collier County Hsg. Fin. Auth. Multi-family Rev.:
(Sawgrass Pines Apts. Proj.) 0.2% 9/7/12, LOC Fannie Mae, VRDN (c)(f)	6,800	6,800
(Summer Lakes Phase II Apts. Proj.) 0.28% 9/7/12, LOC Citibank NA, VRDN (c)(f)	18,405	18,405
Davie Gen. Oblig. Rev. (United Jewish Cmnty. Proj.) 0.2% 9/7/12, LOC Bank of America NA, VRDN (c)	8,700	8,700
Florida Board of Ed. Pub. Ed. Cap. Outlay Participating VRDN:
Series BA 08 1059, 0.2% 9/7/12 (Liquidity Facility Bank of America NA) (c)(g)	4,165	4,165
Series EGL 07 48, 0.17% 9/7/12 (Liquidity Facility Citibank NA) (c)(g)	21,445	21,445
Series ROC II R 11884X, 0.17% 9/7/12 (Liquidity Facility Citibank NA) (c)(g)	13,600	13,600
Florida Dept. of Trans. Tpk. Rev. Participating VRDN Series Solar 07 30, 0.17% 9/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	15,000	15,000
Florida Hsg. Fin. Agcy. Rev.:
(Bainbridge Club Apt. Proj.) Series M, 0.2% 9/7/12, LOC Fannie Mae, VRDN (c)(f)	5,370	5,370
(Banyan Bay Apts. Proj.) Series 1995 M, 0.2% 9/7/12, LOC Fannie Mae, VRDN (c)(f)	8,650	8,650
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.:
(Avalon Reserve Apts. Proj.) Series 2003 R1, 0.2% 9/7/12, LOC Fannie Mae, VRDN (c)(f)	$ 14,770	$ 14,770
(Clascona Groves Apts. Proj.) Series A, 0.22% 9/7/12, LOC Citibank NA, VRDN (c)(f)	8,800	8,800
(Collins Cove Sr. Apts. Proj.) Series 2003 W, 0.22% 9/7/12, LOC Citibank NA, VRDN (c)(f)	5,400	5,400
(Grande Court at North Port Apts. Proj.) Series 2004 E, 0.21% 9/7/12, LOC Fannie Mae, VRDN (c)(f)	5,600	5,600
(Hunters Run Apts. Proj.) Series G, 0.22% 9/7/12, LOC Fannie Mae, VRDN (c)(f)	8,000	8,000
(Lynn Lake Apts. Proj.) Series B1, 0.19% 9/7/12, LOC Freddie Mac, VRDN (c)(f)	20,210	20,210
(Mill Creek Apts. Proj.) Series 2004 K, 0.2% 9/7/12, LOC Fannie Mae, VRDN (c)(f)	14,700	14,700
(Pinnacle Grove Apts. Proj.) Series 2003 A, 0.2% 9/7/12, LOC Fannie Mae, VRDN (c)(f)	7,650	7,650
(Riverwalk I Apts. Proj.) Series 2008 E, 0.2% 9/7/12, LOC Freddie Mac, VRDN (c)(f)	5,075	5,075
(Savannah Springs Apts. Proj.) Series G, 0.31% 9/7/12, LOC Citibank NA, VRDN (c)(f)	6,980	6,980
(Sterling Palms Apts. Proj.) Series F, 0.2% 9/7/12, LOC Fannie Mae, VRDN (c)(f)	14,170	14,170
(Victoria Park Apts. Proj.) Series 2002 J, 0.18% 9/7/12, LOC Fannie Mae, VRDN (c)	8,920	8,920
Florida Hsg. Fin. Corp. Rev.:
(Tuscany Lakes Apts. Proj.) Series 2002 K1, 0.19% 9/7/12, LOC Fannie Mae, VRDN (c)(f)	4,000	4,000
(Valencia Village Apts. Proj.) Series G, 0.21% 9/7/12, LOC Fannie Mae, VRDN (c)(f)	11,755	11,755
(Waterford Pointe Apts. Proj.) Series 2000 E1, 0.2% 9/7/12, LOC Fannie Mae, VRDN (c)(f)	8,155	8,155
Fort Myers Util. Sys. Rev. Participating VRDN Series Solar 06 53, 0.17% 9/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	12,590	12,590
Highlands County Health Facilities Auth. Rev. Participating VRDN Series ROCS II R 11830, 0.19% 9/7/12 (Liquidity Facility Citibank NA) (c)(g)	5,000	5,000
Hillsborough County Hsg. Fin. Auth. Multi-family Rev.:
(Claymore Crossings Apt. Proj.) Series 2005, 0.27% 9/7/12, LOC Citibank NA, VRDN (c)(f)	11,000	11,000
(Grande Oaks Apts. Proj.) Series A, 0.21% 9/7/12, LOC Fannie Mae, VRDN (c)(f)	7,200	7,200
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Hillsborough County Hsg. Fin. Auth. Multi-family Rev.: - continued
(Hunters Run Apts. Proj.) Series 2002 A, 0.21% 9/7/12, LOC Fannie Mae, VRDN (c)(f)	$ 8,480	$ 8,480
(Meridian Pointe Apts. Proj.) Series 2005, 0.28% 9/7/12, LOC Citibank NA, VRDN (c)(f)	12,000	12,000
(Mobley Park Apts. Proj.) Series A, 0.21% 9/7/12, LOC Freddie Mac, VRDN (c)(f)	7,590	7,590
(Morgan Creek Apts. Proj.) Series 2003, 0.2% 9/7/12, LOC Fannie Mae, VRDN (c)(f)	12,700	12,700
(Royal Palm Key Apts. Proj.) Series 2002, 0.21% 9/7/12, LOC Fannie Mae, VRDN (c)(f)	8,780	8,780
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev. (Vigo Importing Co. Proj.) Series 1996, 0.54% 9/7/12, LOC Bank of America NA, VRDN (c)(f)	605	605
Jacksonville Econ. Dev. Commission Indl. Dev. Rev. (STI Proj.) Series 2002, 0.48% 9/7/12, LOC Bank of America NA, VRDN (c)(f)	7,350	7,350
Jacksonville Elec. Auth. Elec. Sys. Rev. Participating VRDN Series BA 09 1209X, 0.24% 9/7/12 (Liquidity Facility Bank of America NA) (c)(g)	5,310	5,310
Jacksonville Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr. Proj.) Series 2007 E, 0.15% 9/7/12, LOC Branch Banking & Trust Co., VRDN (c)	9,690	9,690
Jacksonville Hsg. Fin. Auth. Multi-family Hsg. Rev. (Brookwood Forest Apts. Proj.) 0.21% 9/7/12, LOC Fannie Mae, VRDN (c)(f)	9,200	9,200
Jacksonville Port Auth. Rev. (Mitsui O.S.K. Lines Ltd. Proj.) 0.19% 9/7/12, LOC Sumitomo Mitsui Banking Corp., VRDN (c)(f)	90,205	90,205
Jacksonville Spl. Rev. Participating VRDN Series Putters 3918, 0.18% 9/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	3,900	3,900
JEA Wtr. & Swr. Sys. Rev. Participating VRDN Series WF 11 4C, 0.17% 9/7/12 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	11,800	11,800
Lee County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Univ. Club Apts. Proj.) Series A, 0.22% 9/7/12, LOC Fannie Mae, VRDN (c)(f)	7,500	7,500
Lee Memorial Health Sys. Hosp. Rev. Series 2009 C, 0.19% 9/7/12, LOC JPMorgan Chase Bank, VRDN (c)	6,540	6,540
Liberty County Indl. Dev. Rev. (Georgia-Pacific Corp. Proj.) 0.2% 9/7/12, LOC Bank of Nova Scotia New York Branch, VRDN (c)(f)	5,000	5,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Miami-Dade County Hsg. Fin. Auth. Multi-family Mtg. Rev. (22nd Avenue Apts., 183rd Street Apts. & 187th Street Apts. Proj.) Series 2003 3, 0.28% 9/7/12, LOC Citibank NA, VRDN (c)(f)	$ 15,845	$ 15,845
Miami-Dade County Indl. Dev. Auth. Rev. (Tarmac America Proj.) Series 2004, 0.24% 9/7/12, LOC Bank of America NA, VRDN (c)(f)	10,600	10,600
Ocean Hwy. & Port Auth. Rev. 0.23% 9/7/12, LOC Wells Fargo Bank NA, VRDN (c)(f)	6,000	6,000
Orange County Health Facilities Auth. Rev. (The Nemours Foundation Proj.) Series 2009 B, 0.2% 9/7/12, LOC Bank of America NA, VRDN (c)	26,815	26,815
Orange County Hsg. Fin. Auth. Multi-family Rev.:
(Alta Westgate Apts. Proj.) Series C, 0.28% 9/7/12, LOC Citibank NA, VRDN (c)(f)	12,975	12,975
(Glenn Millenia Proj.) Series 2001 C, 0.2% 9/7/12, LOC Fannie Mae, VRDN (c)(f)	3,400	3,400
(Osprey Ridge Apts. Proj.) Series 2000 H, 0.2% 9/7/12, LOC Fannie Mae, VRDN (c)(f)	7,460	7,460
(West Point Villas Apts. Proj.) Series 2000 F, 0.2% 9/7/12, LOC Fannie Mae, VRDN (c)(f)	11,500	11,500
Orange County School Board Ctfs. of Prtn. Participating VRDN Series Putters 4107, 0.21% 9/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	5,240	5,240
Orlando & Orange County Expressway Auth. Rev.:
Series 2003 C1, 0.17% 9/7/12, LOC JPMorgan Chase Bank, VRDN (c)	43,285	43,285
Series 2003 C2, 0.17% 9/7/12, LOC JPMorgan Chase Bank, VRDN (c)	59,735	59,735
Orlando Utils. Commission Util. Sys. Rev. Participating VRDN Series Putters 4148, 0.18% 9/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	27,680	27,680
Osceola County Hsg. Fin. Auth. Multi-family Rev. (Regatta Bay Apts. Proj.) Series A, 0.21% 9/7/12, LOC Fannie Mae, VRDN (c)(f)	12,920	12,920
Palm Beach County Edl. Facilities Auth. (Lynn Univ. Proj.) Series 2001, 0.21% 9/7/12, LOC Bank of America NA, VRDN (c)	9,370	9,370
Palm Beach County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Renaissance Apts. Proj.) 0.21% 9/7/12, LOC Fannie Mae, VRDN (c)(f)	21,100	21,100
Palm Beach County Rev.:
(Benjamin Private School Proj.) 0.17% 9/7/12, LOC Northern Trust Co., VRDN (c)	6,120	6,120
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Palm Beach County Rev.: - continued
(Hospice of Palm Beach Proj.) Series 2001, 0.17% 9/7/12, LOC Northern Trust Co., VRDN (c)	$ 3,000	$ 3,000
(Raymond F. Kravis Ctr. Proj.) Series 2002, 0.17% 9/7/12, LOC Northern Trust Co., VRDN (c)	3,145	3,145
(Saint Andrew's School of Boca Raton, Inc. Proj.) Series 2007, 0.21% 9/7/12, LOC Bank of America NA, VRDN (c)	10,700	10,700
(The Norton Gallery and School of Arts, Inc. Proj.) Series 2000, 0.37% 9/7/12, LOC Bank of America NA, VRDN (c)	11,400	11,400
Palm Beach County Solid Waste Auth. Rev. Participating VRDN Series ROC II R 11986, 0.17% 9/7/12 (Liquidity Facility Citibank NA) (c)(g)	6,000	6,000
Palm Beach County Wtr. & Swr. Rev. Participating VRDN Series Putters 2622, 0.18% 9/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	1,000	1,000
Panama City Gen. Oblig. Participating VRDN Series Solar 2006 129, 0.17% 9/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	7,900	7,900
Pasco County Indl. Dev. Rev. (Pacific Med., Inc. Proj.) Series 1999, 0.5% 9/1/12, LOC Bank of America NA, VRDN (c)(f)	760	760
Pasco County School Board Ctfs. of Prtn. Series 2008 C, 0.21% 9/7/12, LOC Bank of America NA, VRDN (c)	68,135	68,135
Pinellas County Health Facilities Auth. Rev.:
(BayCare Health Sys. Proj.) Series 2009 A3, 0.17% 9/7/12, LOC Wells Fargo Bank NA, VRDN (c)	10,500	10,500
(Suncoast Hospice Proj.) Series 2004, 0.17% 9/7/12, LOC Wells Fargo Bank NA, VRDN (c)	14,335	14,335
Polk County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Cambridge Cove Apts. Proj.) Series 2001, 0.21% 9/7/12, LOC Fannie Mae, VRDN (c)(f)	7,900	7,900
Sunshine State Govt. Fing. Commission Rev. (Miami-Dade County Prog.):
Series 2010 A, 0.18% 9/7/12, LOC JPMorgan Chase Bank, VRDN (c)	3,600	3,600
Series 2010 B, 0.19% 9/7/12, LOC JPMorgan Chase Bank, VRDN (c)	59,550	59,550
Series 2011 C, 0.18% 9/7/12, LOC JPMorgan Chase Bank, VRDN (c)	20,500	20,500
Tallahassee Energy Sys. Rev. Participating VRDN Series Putters 4204, 0.2% 9/4/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	30,340	30,340
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Tampa Health Sys. Rev. Participating VRDN Series WF 12 21 C, 0.17% 9/7/12 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	$ 17,225	$ 17,225
USF Fing. Corp. Ctfs. of Prtn. (College of Medicine Health Facilities Lease Prog.) Series 2006 A2, 0.18% 9/7/12, LOC JPMorgan Chase Bank, VRDN (c)	21,415	21,415
Volusia County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Fisherman's Landing Apts. Proj.) 0.18% 9/7/12, LOC Fannie Mae, VRDN (c)	3,315	3,315
		1,143,390
Georgia - 1.8%
Atlanta Urban Residential Fin. Auth. Multi-family Hsg. Rev.:
(Capitol Gateway Apts. Proj.) Series 2005, 0.19% 9/7/12, LOC Fannie Mae, VRDN (c)(f)	8,475	8,475
(Carver Redev. Proj.) Series 2000, 0.46% 9/7/12, LOC Fannie Mae, VRDN (c)(f)	3,815	3,815
(Collegetown at Harris Homes Phase I Proj.) Series 2003, 0.19% 9/7/12, LOC Fannie Mae, VRDN (c)(f)	7,230	7,230
Bulloch County Dev. Auth. Indl. Dev. Rev. (Gold Kist, Inc. Proj.) Series 1995, 0.32% 9/7/12, LOC Wells Fargo Bank NA, VRDN (c)(f)	4,000	4,000
Burke County Indl. Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Vogtle Proj.) Second Series 1995, 0.25% 9/4/12, VRDN (c)	16,000	16,000
(Oglethorpe Pwr. Corp. Proj.):
Series 2010 A, 0.19% 9/7/12, LOC Bank of America NA, VRDN (c)	45,000	45,000
Series 2010 B, 0.19% 9/7/12, LOC Bank of America NA, VRDN (c)	30,000	30,000
Canton Hsg. Auth. Multi-family Hsg. Rev.:
(Alta Ridgewalk Apts. Proj.) Series 2003, 0.19% 9/7/12, LOC Freddie Mac, VRDN (c)(f)	20,450	20,450
(Canton Mill Lofts Proj.) Series 1999, 0.23% 9/7/12, LOC Branch Banking & Trust Co., VRDN (c)(f)	13,600	13,600
Clarke County Indl. Dev. Auth. Hosp. Facilities Rev. Participating VRDN Series Solar 07 31, 0.17% 9/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	16,295	16,295
Covington Hsg. Auth. Multi-family Rev. (Wellington Ridge Apt. Proj.) 0.21% 9/7/12, LOC Freddie Mac, VRDN (c)(f)	9,165	9,165
DeKalb County Hsg. Auth. Multi-family Hsg. Rev. (Eagles Trace Apts. Proj.) Series 1996, 0.21% 9/7/12, LOC Fannie Mae, VRDN (c)(f)	7,450	7,450
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Georgia Gen. Oblig. Participating VRDN:
Series BC 11 103W, 0.19% 9/7/12 (Liquidity Facility Barclays Bank PLC) (c)(g)	$ 9,180	$ 9,180
Series Putters 4170, 0.18% 9/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	6,825	6,825
Gwinnett County Dev. Auth. Indl. Dev. Rev. (Curtis 1000, Inc. Proj.) Series 1996, 0.18% 9/7/12, LOC Wells Fargo Bank NA, VRDN (c)(f)	6,460	6,460
Gwinnett County Hsg. Auth. Multi-family Hsg. Rev. (Herrington Woods Apt. Proj.) Series 1996 A, 0.21% 9/7/12, LOC Fannie Mae, VRDN (c)(f)	10,835	10,835
Gwinnett County Wtr. & Swr. Auth. Rev. Participating VRDN Series ROC II R 11910, 0.18% 9/7/12 (Liquidity Facility Citibank NA) (c)(g)	4,150	4,150
Heard County Dev. Auth. Poll. Cont. Rev. (Oglethorpe Pwr. Corp. Scherer Proj.) Series 2009 A, 0.18% 9/7/12, LOC JPMorgan Chase Bank, VRDN (c)	3,600	3,600
Kennesaw Dev. Auth. Multi-family Hsg. Rev. (Alta Ridenour Apts. Proj.) Series 2008, 0.19% 9/7/12, LOC Freddie Mac, VRDN (c)(f)	7,350	7,350
Loganville Hsg. Auth. Multi-family Hsg. Rev. (Alexander Crossing Apt. Proj.) 0.18% 9/7/12, LOC Freddie Mac, VRDN (c)(f)	15,555	15,555
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2010 A, 0.18% 9/7/12 (Liquidity Facility Royal Bank of Canada), VRDN (c)	69,475	69,475
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Series 2000 B, 0.2% 9/7/12, LOC PNC Bank NA, VRDN (c)	16,500	16,500
Monroe County Dev. Auth. Poll. Cont. Rev. (Oglethorpe Pwr. Corp. Scherer Proj.) Series 2009 A, 0.18% 9/7/12, LOC JPMorgan Chase Bank, VRDN (c)	10,090	10,090
Newnan Dev. Auth. Multi-family Hsg. Rev. (The Club at Newnan Crossing Proj.) 0.2% 9/7/12, LOC Fannie Mae, VRDN (c)(f)	9,800	9,800
Private Colleges & Univs. Auth. Rev. Participating VRDN Series WF 11 32C, 0.17% 9/7/12 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	5,800	5,800
Roswell Hsg. Auth. Multi-family Hsg. Rev. (Rosemont Apts. Proj.) 0.19% 9/7/12, LOC Freddie Mac, VRDN (c)	9,385	9,385
Savannah Econ. Dev. Auth. Rev. (Home Depot, Inc. Proj.) Series 1995 A, 0.58% 9/7/12, VRDN (c)(f)	57,400	57,400
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Sugar Hill Hsg. Auth. Multi-family Rev. (Level Creek Apts. Proj.) Series 1997, 0.2% 9/7/12, LOC Citibank NA, VRDN (c)(f)	$ 11,290	$ 11,290
Whitfield County Residential Care Facilities Auth. Rev. (Royal Oaks Sr. Living Cmnty. Proj.) 0.26% 9/7/12, LOC Bank of America NA, VRDN (c)	6,910	6,910
		442,085
Hawaii - 0.2%
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. (Queen's Health Sys. Proj.):
Series 2009 A, 0.21% 9/7/12, LOC Bank of America NA, VRDN (c)	16,640	16,640
Series 2009 B, 0.21% 9/7/12, LOC Bank of America NA, VRDN (c)	15,435	15,435
Hawaii Gen. Oblig. Participating VRDN Series MT 4718, 0.24% 9/7/12 (Liquidity Facility Bank of America NA) (c)(g)	1,340	1,340
Hawaii State Hsg. Fin. & Dev. Corp. Rev. (Lokahi Kau Apts. Proj.) Series 2008, 0.17% 9/7/12, LOC Freddie Mac, VRDN (c)	3,080	3,080
Honolulu City and County Wastewtr. Sys. Participating VRDN Series ROC II R 11989, 0.17% 9/7/12 (Liquidity Facility Citibank NA) (c)(g)	4,005	4,005
		40,500
Idaho - 0.5%
Idaho Hsg. & Fin. Assoc. Single Family Mtg.:
(Single Family Mtg. Proj.):
Series 2001 A, 0.17% 9/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	6,960	6,960
Series 2001 E, 0.17% 9/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	5,445	5,445
Series 2000 F, 0.17% 9/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	4,580	4,580
Series 2001 B, 0.17% 9/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	3,885	3,885
Series 2001 C, 0.17% 9/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	6,745	6,745
Series 2001 D1, 0.17% 9/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	1,200	1,200
Series 2002 C, 0.17% 9/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	7,240	7,240
Series 2002, 0.17% 9/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	9,860	9,860
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Idaho - continued
Idaho Hsg. & Fin. Assoc. Single Family Mtg.: - continued
Series 2004 A, 0.17% 9/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	$ 6,080	$ 6,080
Series 2006 G, 0.17% 9/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	6,780	6,780
Series 2007 D, 0.17% 9/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	4,200	4,200
Series 2007 E, 0.17% 9/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	20,965	20,965
Series 2007 J1, 0.17% 9/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	30,000	30,000
		113,940
Illinois - 4.5%
Belvidere Indl. Dev. Rev. (R&D Thiel, Inc. Proj.) Series 1996, 0.32% 9/7/12, LOC Bank of America NA, VRDN (c)(f)	1,580	1,580
Carol Stream Multi-family Rev. (Saint Charles Square Proj.) Series 1997, 0.18% 9/7/12, LOC Fannie Mae, VRDN (c)(f)	1,800	1,800
Chicago Board of Ed. Series 2000 B, 0.16% 9/7/12, LOC Wells Fargo Bank NA, VRDN (c)	20,700	20,700
Chicago Gen. Oblig. Participating VRDN Series Solar 06 38, 0.17% 9/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	7,705	7,705
Chicago Indl. Dev. Rev. (Chicago Scenic Studios, Inc. Proj.) Series 2000, 0.29% 9/7/12, LOC BMO Harris Bank NA, VRDN (c)(f)	2,750	2,750
Chicago Metropolitan Wtr. Reclamation District Greater Chicago Participating VRDN:
Series Putters 4163, 0.18% 9/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	34,375	34,375
Series Solar 06 75, 0.17% 9/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	19,850	19,850
Chicago O'Hare Int'l. Arpt. Rev.:
Participating VRDN Series Floaters 3236, 0.25% 9/7/12 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(f)(g)	5,050	5,050
Series 1994 B, 0.22% 9/4/12, LOC Citibank NA, VRDN (c)(f)	28,600	28,600
Series 1994 C, 0.2% 9/4/12, LOC Citibank NA, VRDN (c)	26,580	26,580
Series 2005 D, 0.18% 9/7/12, LOC Barclays Bank PLC, VRDN (c)	28,000	28,000
Chicago Park District Gen. Oblig. Participating VRDN:
Series MT 760, 0.2% 9/7/12 (Liquidity Facility Bank of America NA) (c)(g)	10,370	10,370
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Park District Gen. Oblig. Participating VRDN: - continued
Series Putters 3842, 0.18% 9/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	$ 4,000	$ 4,000
Series ROC II R 11935, 0.17% 9/7/12 (Liquidity Facility Citibank NA) (c)(g)	9,375	9,375
Chicago Wtr. Rev.:
Series 2004 A1, 0.19% 9/7/12, LOC California Pub. Employees Retirement Sys., VRDN (c)	90,300	90,300
Series 2004 A2, 0.19% 9/7/12, LOC California Pub. Employees Retirement Sys., VRDN (c)	51,380	51,380
Series 2004 A3, 0.19% 9/7/12, LOC State Street Bank & Trust Co., Boston, VRDN (c)	10,745	10,745
City of Rolling Meadows Solid Waste Disp. Rev. (BFI Waste Sys. of North America Proj.) Series 1999, 0.23% 9/7/12, LOC JPMorgan Chase Bank, VRDN (c)(f)	19,580	19,580
Illinois Dev. Fin. Auth. Indl. Dev. Rev.:
(Delta-Unibus Corp. Proj.) Series 2001, 0.48% 9/7/12, LOC Bank of America NA, VRDN (c)(f)	4,000	4,000
(Mapes & Sprowl Steel Ltd. Proj.) Series 1996 A, 0.41% 9/7/12, LOC BMO Harris Bank NA, VRDN (c)(f)	565	565
(R&R Enterprises 2nd Proj.) Series 1999 A, 0.29% 9/7/12, LOC BMO Harris Bank NA, VRDN (c)(f)	2,455	2,455
Illinois Dev. Fin. Auth. Rev. (Rich Prods. Corp. Proj.) Series 1998, 0.25% 9/7/12, LOC HSBC Bank USA, NA, VRDN (c)(f)	7,825	7,825
Illinois Edl. Facilities Auth. Rev.:
(Field Museum of Natural History Proj.) Series 2000, 0.17% 9/7/12, LOC JPMorgan Chase Bank, VRDN (c)	8,100	8,100
Participating VRDN Series ROC II R 12278, 0.17% 9/7/12 (Liquidity Facility Citibank NA) (c)(g)	12,395	12,395
Illinois Fin. Auth. Multi-family Rev. (Hidden Glen Apts. Proj.) Series 2007, 0.18% 9/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (c)(f)	7,165	7,165
Illinois Fin. Auth. Rev.:
(Chicago Symphony Orchestra Proj.) Series 2008, 0.19% 9/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (c)	15,765	15,765
(Edward Hosp. Obligated Group Proj.):
Series 2008 B1, 0.18% 9/7/12, LOC JPMorgan Chase Bank, VRDN (c)	24,800	24,800
Series 2008 B2, 0.19% 9/7/12, LOC JPMorgan Chase Bank, VRDN (c)	33,900	33,900
Series 2009 A, 0.23% 9/7/12, LOC Bank of America NA, VRDN (c)	24,500	24,500
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Museum of Science & Industry Proj.):
Series 2009 A, 0.18% 9/7/12, LOC Bank of America NA, VRDN (c)	$ 15,500	$ 15,500
Series 2009 C, 0.17% 9/7/12, LOC PNC Bank NA, VRDN (c)	3,600	3,600
Series 2009 D, 0.17% 9/7/12, LOC Northern Trust Co., VRDN (c)	15,500	15,500
(OSF Healthcare Sys. Proj.) Series 2009 C, 0.18% 9/7/12, LOC Wells Fargo Bank NA, VRDN (c)	8,000	8,000
(Provena Health Proj.):
Series 2009 C, 0.18% 9/7/12, LOC JPMorgan Chase Bank, VRDN (c)	16,300	16,300
Series 2010 D, 0.18% 9/7/12, LOC Union Bank of California, VRDN (c)	24,985	24,985
(Rockford Mem. Hosp. Proj.) 0.17% 9/7/12, LOC JPMorgan Chase Bank, VRDN (c)	20,200	20,200
(Rush Univ. Med. Ctr. Proj.) Series 2008 A, 0.19% 9/7/12, LOC Northern Trust Co., VRDN (c)	7,700	7,700
(Saint Xavier Univ. Proj.) Series 2008, 0.23% 9/7/12, LOC Bank of America NA, VRDN (c)	10,375	10,375
(Swedish Covenant Hosp. Proj.) Series 2008 A, 0.2% 9/7/12, LOC Bank of America NA, VRDN (c)	37,810	37,810
Participating VRDN:
Series BA 08 1137, 0.2% 9/7/12 (Liquidity Facility Bank of America NA) (c)(g)	12,855	12,855
Series EGL 06 115, 0.17% 9/7/12 (Liquidity Facility Citibank NA) (c)(g)	5,445	5,445
Series Putters 3174, 0.18% 9/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	15,620	15,620
Series Putters 3378, 0.18% 9/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	11,200	11,200
Series Putters 3435, 0.18% 9/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	2,105	2,105
Series WF 12 2C, 0.17% 9/7/12 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	20,750	20,750
Illinois Fin. Auth. Solid Waste Rev. (Republic Svcs., Inc. Proj.) Series 2004, 0.23% 9/7/12, LOC JPMorgan Chase Bank, VRDN (c)(f)	18,000	18,000
Illinois Health Facilities Auth. Rev. (Herman M. Finch Univ. of Health Sciences/The Chicago Med. School Proj.) Series 2003, 0.18% 9/7/12, LOC JPMorgan Chase Bank, VRDN (c)	15,000	15,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev.:
(Lakeshore Plaza Proj.) Series 2008 B, 0.18% 9/7/12, LOC JPMorgan Chase Bank, VRDN (c)	$ 31,985	$ 31,985
(Prairie Station Apts. Proj.) 0.18% 9/7/12, LOC Fannie Mae, VRDN (c)(f)	17,900	17,900
(Valley View Apts. Proj.) 0.18% 9/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (c)(f)	11,065	11,065
Illinois Sales Tax Rev. Participating VRDN Series WF 11 125C, 0.17% 9/7/12 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	13,700	13,700
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Participating VRDN:
Series MT 751, 0.2% 9/7/12 (Liquidity Facility Bank of America NA) (c)(g)	24,975	24,975
Series MT 773, 0.2% 9/7/12 (Liquidity Facility Bank of America NA) (c)(g)	10,485	10,485
Series 2007 A-2A, 0.19% 9/7/12, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (c)	25,800	25,800
0.19% 9/7/12, LOC Citibank NA, VRDN (c)	69,000	69,000
Lake County Solid Waste Disp. Facilities Rev. (Countryside Landfill, Inc. Proj.) Series B, 0.21% 9/7/12, LOC JPMorgan Chase Bank, VRDN (c)(f)	4,320	4,320
Lisle Village Multi-family Hsg. Rev. (Devonshire of Lisle Proj.) Series 1991, 0.22% 9/7/12, LOC Freddie Mac, VRDN (c)(f)	6,000	6,000
Metropolitan Pier & Exposition Participating VRDN:
Series MS 3214, 0.24% 9/7/12 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(g)	20,000	20,000
Series MS 3220, 0.17% 9/7/12 (Liquidity Facility Cr. Suisse New York Branch) (c)(g)	27,900	27,900
Series MS 3297, 0.17% 9/7/12 (Liquidity Facility Cr. Suisse New York Branch) (c)(g)	5,000	5,000
Series Putters 3861, 0.18% 9/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	20,375	20,375
Series RBC O 42, 0.17% 9/7/12 (Liquidity Facility Royal Bank of Canada) (c)(g)	4,320	4,320
Series ROC II R 11880, 0.18% 9/7/12 (Liquidity Facility Citibank NA) (c)(g)	7,500	7,500
Palos Hills Multi-family Hsg. Rev. (Green Oaks Proj.) Series 1998, 0.22% 9/7/12, LOC Fannie Mae, VRDN (c)(f)	14,300	14,300
Univ. of Illinois Rev. Series 2008, 0.18% 9/7/12, LOC JPMorgan Chase Bank, VRDN (c)	26,205	26,205
		1,115,985
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Indiana - 1.0%
Crawford County Econ. Dev. Rev. (Jasper Engine Exchange Proj.) Series 1997, 0.3% 9/7/12, LOC PNC Bank NA, VRDN (c)(f)	$ 400	$ 400
Eclipse Fdg. Trust Cus. Rpt. Various States Participating VRDN Series Solar 07 26, 0.17% 9/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	13,435	13,435
Elkhart County Multi-family Hsg. Rev. (Pedcor Investments Proj.) Series 2000, 0.22% 9/7/12, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (c)(f)	7,456	7,456
Hammond Swr. & Solid Waste Disp. Rev. (Cargill, Inc. Proj.) 0.23% 9/7/12, VRDN (c)(f)	39,000	39,000
Indiana Dev. Fin. Auth. Envir. Rev. (Duke Energy Indiana, Inc. Proj.) Series 2009 A3, 0.19% 9/7/12, LOC Mizuho Corporate Bank Ltd., VRDN (c)	15,425	15,425
Indiana Dev. Fin. Auth. Poll. Cont. Rev. (Southern Indiana Gas and Elec. Co. Proj.) Series 1998 A, 0.17% 9/7/12, LOC JPMorgan Chase Bank, VRDN (c)	16,550	16,550
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2002 B, 0.2% 9/7/12, LOC JPMorgan Chase Bank, VRDN (c)(f)	14,000	14,000
Indiana Fin. Auth. Health Sys. Rev. Participating VRDN Series 3654 Z, 0.18% 9/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	15,730	15,730
Indiana Fin. Auth. Hosp. Rev.:
(Cmnty. Health Network Proj.) Series 2009 A, 0.2% 9/7/12, LOC Bank of America NA, VRDN (c)	33,435	33,435
Series 2011 A, 0.18% 9/7/12, LOC JPMorgan Chase Bank, VRDN (c)	16,420	16,420
Indiana Health & Edl. Facilities Fing. Auth. Rev. Participating VRDN Series Solar 07 63, 0.17% 9/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	15,085	15,085
Indiana Health Facilities Fing. Auth. Hosp. Rev. (Cmnty. Hospitals Proj.) Series 1997 A, 0.18% 9/7/12, LOC JPMorgan Chase Bank, VRDN (c)	7,000	7,000
Indianapolis Econ. Dev. Rev. (Pine Glen Apts. Proj.) 0.22% 9/7/12, LOC Fed. Home Ln. Bank, Cincinnati, VRDN (c)(f)	6,110	6,110
Knox Econ. Dev. Rev. (Toll IN LLC Proj.) 0.24% 9/7/12, LOC Bank of America NA, VRDN (c)(f)	9,435	9,435
Marion Econ. Dev. Rev. (Indiana Wesleyan Univ. Proj.) Series 2006, 0.23% 9/7/12, LOC Bank of America NA, VRDN (c)	15,000	15,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
RBC Muni. Products, Inc. Trust Participating VRDN Series RBC E 23, 0.17% 9/7/12 (Liquidity Facility Royal Bank of Canada) (c)(g)	$ 20,500	$ 20,500
Warrick County Poll. Cont. Rev. (Southern Indiana Gas and Elec. Co. Proj.) Series 1985 A, 0.18% 9/7/12, LOC JPMorgan Chase Bank, VRDN (c)	9,775	9,775
		254,756
Iowa - 0.1%
Iowa Fin. Auth. Series 2005 C, 0.21% 9/7/12 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)(f)	6,420	6,420
Iowa Fin. Auth. Poll. Cont. Facility Rev. (MidAmerican Energy Proj.) Series 2008 B, 0.18% 9/7/12, VRDN (c)	14,000	14,000
Iowa Fin. Auth. Solid Disp. Waste Rev. (MidAmerican Energy Proj.) Series 2008 A, 0.21% 9/7/12, VRDN (c)(f)	3,100	3,100
Iowa Fin. Auth. Wellness Facilities Rev. (Cmnty. Y of Marshalltown Proj.) Series 2001, 0.17% 9/7/12, LOC Northern Trust Co., VRDN (c)	5,800	5,800
		29,320
Kansas - 0.2%
Chanute Indl. Dev. Rev. (Ash Grove Cement Co. Proj.) Series 2000, 0.23% 9/7/12, LOC Bank of America NA, VRDN (c)(f)	25,100	25,100
Lenexa Multi-family Hsg. Rev. (Meadows Apts. Proj.) Series A, 0.2% 9/7/12, LOC Fannie Mae, VRDN (c)(f)	14,975	14,975
		40,075
Kentucky - 2.0%
Boyd County Sewage & Solid Waste Rev. (Air Products and Chemicals, Inc. Proj.) Series 2003, 0.19% 9/7/12, VRDN (c)(f)	8,500	8,500
Carroll County Envir. Facilities Rev. (Kentucky Utils. Co. Proj.):
Series 2004 A, 0.2% 9/7/12, LOC Sumitomo Mitsui Banking Corp., VRDN (c)(f)	12,000	12,000
Series 2006 B, 0.2% 9/7/12, LOC Sumitomo Mitsui Banking Corp., VRDN (c)(f)	30,000	30,000
Series 2008 A, 0.2% 9/7/12, LOC Sumitomo Mitsui Banking Corp., VRDN (c)(f)	74,947	74,947
Daviess County Exempt Facilities Rev. (Kimberly-Clark Tissue Co. Proj.) Series 1999, 0.21% 9/7/12 (Kimberly-Clark Corp. Guaranteed), VRDN (c)(f)	4,870	4,870
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Kentucky - continued
Daviess County Solid Waste Disp. Facilities Rev. (Scott Paper Co. Proj.):
Series 1993 A, 0.21% 9/7/12 (Kimberly-Clark Corp. Guaranteed), VRDN (c)(f)	$ 67,250	$ 67,250
Series 1993 B, 0.21% 9/7/12 (Kimberly-Clark Corp. Guaranteed), VRDN (c)(f)	37,700	37,700
Elizabethtown Indl. Bldg. Rev. (Altec Industries, Inc. Proj.) Series 1997, 0.24% 9/7/12, LOC Wells Fargo Bank NA, VRDN (c)(f)	4,000	4,000
Henderson County Indl. Dev. Auth. (Pittsburg Tank & Tower Co. Proj.) 0.22% 9/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (c)(f)	100	100
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (St. Elizabeth Med. Ctr., Inc. Proj.) Series 2009 B, 0.18% 9/7/12, LOC JPMorgan Chase Bank, VRDN (c)	9,075	9,075
Kentucky Higher Ed. Student Ln. Corp. Rev.:
Series 2008 A1, 0.21% 9/7/12, LOC State Street Bank & Trust Co., Boston, LOC Bank of America NA, VRDN (c)(f)	124,060	124,060
Series 2008 A2, 0.21% 9/7/12, LOC State Street Bank & Trust Co., Boston, LOC Bank of America NA, VRDN (c)(f)	47,525	47,525
Kentucky Hsg. Corp. Conduit Multi-family Mtg. Rev. (Gleneagles Apts. Proj.) 0.2% 9/7/12, LOC Fannie Mae, VRDN (c)(f)	9,600	9,600
Kentucky Hsg. Corp. Multi-family Rev. (Canterbury Southgate Hsg. Proj.) 0.18% 9/7/12, LOC Freddie Mac, VRDN (c)(f)	12,565	12,565
Kentucky Muni. Pwr. Agcy. Pwr. Sys. Rev. Participating VRDN Series Solar 07 107, 0.17% 9/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	20,550	20,550
Larue County Indl. Dev. Rev. (CMH Hodgenville, Inc. Proj.) Series 2000, 0.21% 9/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (c)(f)	6,000	6,000
Louisville & Jefferson County Metropolitan Govt. Multi-family Hsg. Rev. (Waterford Place Apts. Proj.) Series 2003, 0.19% 9/7/12, LOC Freddie Mac, VRDN (c)	9,425	9,425
Mercer County Solid Waste Disp. Facility Rev. (Kentucky Utils. Co. Proj.) Series 2000 A, 0.19% 9/7/12, LOC Sumitomo Mitsui Banking Corp., VRDN (c)(f)	12,900	12,900
Minor Lane Heights Solid Waste Disp. Rev. (Waste Mgmt. of Kentucky, LLC Proj. D) Series 2003, 0.2% 9/7/12, LOC PNC Bank NA, VRDN (c)(f)	11,000	11,000
		502,067
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Louisiana - 1.9%
Louisiana Gas & Fuel Tax Rev. Participating VRDN:
Series Putters 3806, 0.18% 9/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	$ 9,990	$ 9,990
Series ROC II R 11888X, 0.17% 9/7/12 (Liquidity Facility Citibank NA) (c)(g)	5,975	5,975
Series Solar 06 133, 0.17% 9/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	6,865	6,865
Series WF 12 32C, 0.17% 9/7/12 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	12,250	12,250
Louisiana Gen. Oblig. Participating VRDN:
Series Putters 4119, 0.18% 9/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	18,480	18,480
Series Putters 4120, 0.18% 9/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	18,585	18,585
Series Putters 4121, 0.18% 9/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	17,400	17,400
Series Putters 4122, 0.18% 9/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	17,955	17,955
Louisiana Hsg. Fin. Auth. Multi-family Hsg. Rev. (The Reserve at Jefferson Proj.) Series 2008, 0.22% 9/7/12, LOC Freddie Mac, VRDN (c)	4,095	4,095
Louisiana Offshore Term. Auth. Deepwater Port Rev. (LOOP LLC Proj.) Series 2003 B, 0.18% 9/7/12, LOC JPMorgan Chase Bank, VRDN (c)	25,175	25,175
Louisiana Pub. Facilities Auth. Gulf Opportunity Zone Rev. (Celtic Mgmt. Corp. Proj.) Series 2008, 0.17% 9/7/12, LOC JPMorgan Chase Bank, VRDN (c)	14,785	14,785
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2008 A, 0.19% 9/7/12, LOC JPMorgan Chase Bank, VRDN (c)	23,510	23,510
Louisiana Pub. Facilities Auth. Rev.:
(Air Products & Chemicals, Inc. Proj.):
Series 2002, 0.19% 9/7/12, VRDN (c)(f)	1,000	1,000
Series 2003, 0.19% 9/7/12, VRDN (c)(f)	15,650	15,650
Series 2004, 0.18% 9/7/12, VRDN (c)	2,285	2,285
Series 2009 A, 0.18% 9/7/12, VRDN (c)	30,415	30,415
(C-Port LLC Proj.) Series 2008, 0.22% 9/7/12, LOC Bank of America NA, VRDN (c)	8,100	8,100
South Louisiana Port Commission Port Facilities Rev. (Holnam, Inc. Proj.) 0.23% 9/7/12, LOC Wells Fargo Bank NA, VRDN (c)(f)	22,000	22,000
St. James Parish Gen. Oblig.:
(Nucor Steel Louisiana LLC Proj.) Series 2010 B1:
0.17% 9/7/12, VRDN (c)	31,500	31,500
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Louisiana - continued
St. James Parish Gen. Oblig.: - continued
0.18% 9/7/12, VRDN (c)	$ 39,500	$ 39,500
(NuStar Logistics LP Proj.):
Series 2010 A, 0.16% 9/7/12, LOC JPMorgan Chase Bank, VRDN (c)	25,000	25,000
Series 2010 B, 0.16% 9/7/12, LOC JPMorgan Chase Bank, VRDN (c)	28,500	28,500
Series 2010, 0.15% 9/7/12, LOC Mizuho Corporate Bank Ltd., VRDN (c)	61,200	61,200
Series 2011, 0.16% 9/7/12, LOC Wells Fargo Bank NA, VRDN (c)	40,000	40,000
		480,215
Maine - 0.2%
Maine Fin. Auth. Solid Waste Disposable Rev. (Casella Waste Systems, Inc. Proj.) 0.24% 9/7/12, LOC Bank of America NA, VRDN (c)(f)	3,600	3,600
Maine Hsg. Auth. Multi-family Dev. Rev. (Park Village Apts. Proj.) 0.18% 9/7/12, LOC Fannie Mae, VRDN (c)(f)	23,100	23,100
Maine Pub. Util. Fin. Pub. Util. Rev. (Maine Pub. Svc. Co. Proj.) Series 1996, 0.48% 9/7/12, LOC Bank of America NA, VRDN (c)(f)	13,600	13,600
		40,300
Maryland - 0.6%
Maryland Cmnty. Dev. Administration Dept. of Hsg. & Cmnty. Dev. (Parlane Apts. Proj.) Series 2001 C, 0.18% 9/7/12, LOC Fannie Mae, VRDN (c)(f)	3,400	3,400
Maryland Econ. Dev. Auth. Rev. (Associated Projs.) Series A, 0.2% 9/7/12, LOC Bank of America NA, VRDN (c)	14,805	14,805
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Anne Arundel Health Sys. Proj.) Series 2009 B, 0.23% 9/7/12, LOC Bank of America NA, VRDN (c)	2,500	2,500
(Mercy Med. Ctr. Proj.) Series 2007 D, 0.17% 9/7/12, LOC Wells Fargo Bank NA, VRDN (c)	5,300	5,300
(Villa Julie College, Inc. Proj.) Series 2005, 0.24% 9/7/12, LOC Bank of America NA, VRDN (c)	55,925	55,925
Maryland Trans. Auth. Trans. Facility Projects Rev. Participating VRDN:
Series BA 08 1077, 0.24% 9/7/12 (Liquidity Facility Bank of America NA) (c)(g)	5,055	5,055
Series ROC II R 11437, 0.18% 9/7/12 (Liquidity Facility Citibank NA) (c)(g)	10,000	10,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Montgomery County Econ. Dev. Rev. (Georgetown Preparatory School, Inc. Proj.) Series 2005, 0.23% 9/7/12, LOC Bank of America NA, VRDN (c)	$ 16,900	$ 16,900
Montgomery County Hsg. Opportunity Commission Single Family Mtg. Rev.:
Series 2007 F, 0.18% 9/7/12, LOC PNC Bank NA, VRDN (c)(f)	10,000	10,000
Series 2008 C, 0.18% 9/7/12, LOC PNC Bank NA, VRDN (c)(f)	8,450	8,450
Washington Suburban San. District Participating VRDN Series WF 11 129C, 0.17% 9/7/12 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	18,310	18,310
		150,645
Massachusetts - 0.9%
Massachusetts Bay Trans. Auth. Series 1999, 0.23% 9/7/12 (Massachusetts Gen. Oblig. Guaranteed), VRDN (c)	5,000	5,000
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Series 2010 A3, 0.18% 9/7/12, LOC Bank of America NA, VRDN (c)	8,845	8,845
Massachusetts Gen. Oblig. Participating VRDN:
Series Clipper 07 39, 0.2% 9/7/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(g)	2,675	2,675
Series Clipper 07 41, 0.2% 9/7/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(g)	39,000	39,000
Massachusetts Health & Edl. Facilities Auth. Rev. Participating VRDN:
Series PT 4633, 0.31% 9/7/12 (Liquidity Facility Deutsche Postbank AG) (c)(g)	40,450	40,450
Series Putters 4244, 0.19% 9/7/12 (Liquidity Facility Deutsche Bank AG New York Branch) (c)(g)	11,765	11,765
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN:
ROC II R 12193, 0.19% 9/7/12 (Liquidity Facility Citibank NA) (c)(g)	4,000	4,000
Series EGL 07 0031, 0.17% 9/7/12 (Liquidity Facility Citibank NA) (c)(g)	16,500	16,500
Series Putters 3990, 0.18% 9/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	2,000	2,000
Series Putters 4029, 0.18% 9/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	2,685	2,685
Series ROC II R 14021, 0.17% 9/7/12 (Liquidity Facility Citibank NA) (c)(g)	4,500	4,500
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Wtr. Poll. Abatement Trust Participating VRDN:
Series Clipper 05 36, 0.17% 9/7/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(g)	$ 11,835	$ 11,835
Series Clipper 06 11, 0.2% 9/7/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(g)	59,605	59,605
Series PT 4644, 0.31% 9/7/12 (Liquidity Facility Deutsche Postbank AG) (c)(g)	9,980	9,980
Series ROC II R 11537, 0.27% 9/7/12 (Liquidity Facility Deutsche Postbank AG) (c)(g)	5,085	5,085
		223,925
Michigan - 0.9%
Detroit City School District Participating VRDN Series Solar 06 01, 0.17% 9/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	3,400	3,400
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Metropolitan Hosp. Proj.) Series 2012, 0.21% 9/7/12, LOC Bank of America NA, VRDN (c)	19,900	19,900
Livonia Econ. Dev. Corp. (Madonna Univ. Proj.) Series 2009, 0.18% 9/7/12, LOC Fed. Home Ln. Bank Chicago, VRDN (c)	13,405	13,405
Michigan Fin. Auth. Rev.:
Participating VRDN:
Series ROC II R 11988, 0.17% 9/7/12 (Liquidity Facility Citibank NA) (c)(g)	2,750	2,750
Series ROC II R 14014, 0.18% 9/7/12 (Liquidity Facility Citibank NA) (c)(g)	2,145	2,145
Series 2012 C, 0.17% 9/7/12, LOC Citibank NA, VRDN (c)	31,000	31,000
Michigan Hosp. Fin. Auth. Rev. (McLaren Health Care Corp. Proj.) Series 2008 B3, 0.18% 9/7/12, LOC JPMorgan Chase Bank, VRDN (c)	12,000	12,000
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev. Series 2007 B, 0.18% 9/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	35,400	35,400
Michigan State Univ. Revs. Participating VRDN Series WF 11 33 C, 0.17% 9/7/12 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	3,000	3,000
Michigan Strategic Fund Ltd. Oblig. Rev. (Consumers Energy Co. Proj.):
0.18% 9/7/12, LOC JPMorgan Chase Bank, VRDN (c)	17,000	17,000
0.18% 9/7/12, LOC JPMorgan Chase Bank, VRDN (c)(f)	30,500	30,500
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Wayne County Arpt. Auth. Rev.:
0.17% 9/7/12, LOC PNC Bank NA, VRDN (c)(f)	$ 35,000	$ 35,000
0.18% 9/7/12, LOC JPMorgan Chase Bank, VRDN (c)(f)	16,360	16,360
		221,860
Minnesota - 0.4%
Eagan Multi-family Rev. (Thomas Lake Place Apts. Proj.) Series 2003 A1, 0.19% 9/7/12, LOC Fannie Mae, VRDN (c)(f)	6,525	6,525
Hennepin County Hsg. & Redev. Auth. Multi-family Rev. (Stone Arch Apts. Proj.) 0.2% 9/7/12, LOC Fannie Mae, VRDN (c)(f)	9,800	9,800
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Allina Health Sys. Proj.) Series 2007 C1, 0.16% 9/7/12, LOC Wells Fargo Bank NA, VRDN (c)	15,100	15,100
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Participating VRDN Series MT 775, 0.2% 9/7/12 (Liquidity Facility Bank of America NA) (c)(g)	8,895	8,895
Minneapolis Multi-family Rev. (Gateway Real Estate Proj.) 0.22% 9/7/12, LOC Wells Fargo Bank NA, VRDN (c)(f)	1,805	1,805
Minnesota Gen. Oblig. Participating VRDN:
Series ROC II R 11538, 0.27% 9/7/12 (Liquidity Facility Deutsche Postbank AG) (c)(g)	10,310	10,310
Series WF 11 110C, 0.17% 9/7/12 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	9,415	9,415
Minnesota Office of Higher Ed.:
Series 2008 B, 0.18% 9/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (c)(f)	4,750	4,750
Series 2011 B, 0.18% 9/7/12, LOC State Street Bank & Trust Co., Boston, VRDN (c)(f)	16,000	16,000
Oak Park Heights Multi-family Rev. 0.15% 9/7/12, LOC Freddie Mac, VRDN (c)	9,265	9,265
Richfield Multi-family Hsg. Rev. (Lynwood Partners, LLC Proj.) Series 2010, 0.16% 9/7/12, LOC Wells Fargo Bank NA, VRDN (c)	11,150	11,150
St. Paul City Port Auth. District Heating Rev. Series 2009 5O, 0.19% 9/7/12, LOC Deutsche Bank AG, VRDN (c)	2,200	2,200
St. Paul Port Auth. District Cooling Rev. Series 2009 12EE, 0.21% 9/7/12, LOC Deutsche Bank AG, VRDN (c)(f)	4,700	4,700
		109,915
Mississippi - 0.2%
Mississippi Bus. Fin. Corp. Indl. Dev. Rev. (Omega Motion LLC Proj.) Series 1996, 0.32% 9/7/12, LOC Wells Fargo Bank NA, VRDN (c)(f)	500	500
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Mississippi - continued
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 0.3% 9/7/12, LOC Bank of America NA, VRDN (c)(f)	$ 10,000	$ 10,000
Mississippi Dev. Bank Spl. Oblig. (Harrison County Proj.) Series 2008 A2, 0.2% 9/7/12, LOC Bank of America NA, VRDN (c)	14,000	14,000
Mississippi Gen. Oblig. Participating VRDN Series WF 11 117C, 0.17% 9/7/12 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	18,505	18,505
Mississippi Home Corp. Multi-family Hsg. Rev. (Bristol Park Apts. Proj.) Series 2001 1, 0.22% 9/7/12, LOC Wells Fargo Bank NA, VRDN (c)(f)	7,600	7,600
		50,605
Missouri - 0.9%
Bi-State Dev. Agcy. Missouri Illinois Metropolitan District Rev. (Metrolink Cross County Extension Proj.) Series 2010 A, 0.2% 9/7/12, LOC JPMorgan Chase Bank, VRDN (c)	18,850	18,850
Curators of the Univ. of Missouri Sys. Facilities Rev. Participating VRDN:
Series MT 750, 0.2% 9/7/12 (Liquidity Facility Bank of America NA) (c)(g)	11,975	11,975
Series Putters 4166, 0.18% 9/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	8,945	8,945
Grandview Indl. Dev. Auth. Multi-family Hsg. Rev. (Briarwood Apts. Proj.) 0.19% 9/7/12, LOC Fannie Mae, VRDN (c)(f)	12,100	12,100
Kansas City Indl. Dev. Auth. Air Cargo Facility Rev. (Kansas City Air Cargo Svcs. Proj.) 0.21% 9/7/12, LOC JPMorgan Chase Bank, VRDN (c)(f)	2,310	2,310
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev.:
(Lutheran High School Assoc. Proj.) Series 2002, 0.17% 9/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (c)	3,140	3,140
Participating VRDN:
Series PT 4624, 0.31% 9/7/12 (Liquidity Facility Deutsche Postbank AG) (c)(g)	11,055	11,055
Series Putters 3929, 0.18% 9/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	2,785	2,785
Missouri Health & Edl. Facilities Auth. Health Facilities Rev.:
(Cox Health Sys. Proj.) Series 2008 C, 0.21% 9/7/12, LOC Bank of America NA, VRDN (c)	31,860	31,860
(SSM Health Care Sys. Proj.) Series 2010 D, 0.16% 9/7/12, LOC JPMorgan Chase Bank, VRDN (c)	6,460	6,460
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Missouri - continued
Missouri Highways & Trans. Commission State Road Rev. Participating VRDN:
Series MT 736, 0.2% 9/7/12 (Liquidity Facility Bank of America NA) (c)(g)	$ 36,585	$ 36,585
Series PT 4625, 0.31% 9/7/12 (Liquidity Facility Deutsche Postbank AG) (c)(g)	10,195	10,195
Saint Louis Indl. Dev. Auth.:
(Metropolitan Lofts Apts. Proj.) Series 2003 A, 0.17% 9/7/12, LOC Fannie Mae, VRDN (c)(f)	28,000	28,000
(Saint Luke's Plaza Apts. Proj.) Series 2009, 0.18% 9/7/12 (Liquidity Facility Freddie Mac), VRDN (c)	1,900	1,900
Springfield Pub. Util. Rev. Participating VRDN Series Solar 06 156, 0.17% 9/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	30,165	30,165
		216,325
Montana - 0.1%
Montana Board Invt. Resource Recovery Rev. (Colstrip Proj.) Series 1989, 0.19% 9/7/12, LOC Union Bank of California, VRDN (c)(f)	27,000	27,000
Nebraska - 1.0%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2009, 0.18% 9/7/12 (Liquidity Facility Royal Bank of Canada), VRDN (c)	53,000	53,000
Douglas County Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.21% 9/7/12, LOC Bank of America NA, VRDN (c)(f)	9,000	9,000
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev. Series 2010 C, 0.18% 9/7/12 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(f)	125,850	125,850
Nebraska Pub. Pwr. Generation Agcy. Rev. Participating VRDN Series Solar 07 20, 0.17% 9/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	44,405	44,405
Washington County Indl. Dev. Rev. (Cargill Dow Polymers LLC Proj.) Series 2000, 0.17% 9/7/12 (Cargill, Inc. Guaranteed) (Dow Chemical Co. Guaranteed), LOC Wells Fargo Bank NA, VRDN (c)(f)	5,400	5,400
		237,655
Nevada - 2.9%
Clark County Arpt. Rev.:
Series 2008 C1, 0.18% 9/7/12, LOC JPMorgan Chase Bank, VRDN (c)(f)	122,900	122,900
Series 2008 C2, 0.65% 9/7/12, LOC Landesbank Baden-Wuert, VRDN (c)(f)	44,350	44,350
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Clark County Arpt. Rev.: - continued
Series 2008 C3, 0.7% 9/7/12, LOC Landesbank Baden-Wuert, VRDN (c)(f)	$ 20,000	$ 20,000
Series 2008 D 2A, 0.19% 9/7/12, LOC Citibank NA, VRDN (c)	63,900	63,900
Series 2008 D 2B, 0.17% 9/7/12, LOC Royal Bank of Canada, VRDN (c)	26,500	26,500
Series 2008 D1, 0.19% 9/7/12, LOC Citibank NA, VRDN (c)	38,400	38,400
Series 2011 B1, 0.21% 9/7/12, LOC Citibank NA, VRDN (c)(f)	88,700	88,700
Series 2011 B2, 0.19% 9/7/12, LOC Royal Bank of Canada, VRDN (c)(f)	30,000	30,000
Clark County Fuel Tax Participating VRDN:
Series BA 08 1171, 0.2% 9/7/12 (Liquidity Facility Bank of America NA) (c)(g)	47,475	47,475
Series Putters 3158, 0.18% 9/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	32,110	32,110
Series ROC II R 11507, 0.17% 9/7/12 (Liquidity Facility Citibank NA) (c)(g)	2,740	2,740
Clark County Indl. Dev. Rev. (Southwest Gas Corp. Proj.):
Series 2003 A, 0.23% 9/7/12, LOC JPMorgan Chase Bank, VRDN (c)(f)	17,200	17,200
Series 2009 A, 0.19% 9/7/12, LOC JPMorgan Chase Bank, VRDN (c)	2,000	2,000
Clark County McCarran Int'l. Arpt. Passenger Facility Charge Rev. Series 2010 F2, 0.17% 9/7/12, LOC Union Bank of California, VRDN (c)	48,200	48,200
Clark County Wtr. Reclamation District Participating VRDN Series Putters 3355, 0.18% 9/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	7,500	7,500
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Participating VRDN Series Solar 06 93, 0.17% 9/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	14,000	14,000
Nevada Dept. of Bus. & Industry:
(LVE Energy Partners LLC Proj.) 0.18% 9/7/12, LOC Sumitomo Mitsui Banking Corp., VRDN (c)(f)	37,800	37,800
(Republic Svcs., Inc. Proj.) 0.24% 9/7/12, LOC Bank of America NA, VRDN (c)(f)	2,000	2,000
Nevada Hsg. Division (Horizon Apt. Hsg. Proj.) Series 2000 A, 0.18% 9/7/12, LOC Fannie Mae, VRDN (c)(f)	7,410	7,410
North Las Vegas Gen. Oblig. Participating VRDN Series Solar 06 89, 0.17% 9/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	30,340	30,340
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Reno Hosp. Rev. (Renown Reg'l. Med. Ctr. Proj.):
Series 2008 A, 0.19% 9/7/12, LOC Union Bank of California, VRDN (c)	$ 20,500	$ 20,500
Series 2009 A, 0.19% 9/7/12, LOC Wells Fargo Bank NA, VRDN (c)	7,000	7,000
		711,025
New Hampshire - 0.3%
Manchester Arpt. Rev. Series 2008, 0.2% 9/7/12, LOC RBS Citizens NA, VRDN (c)(f)	16,500	16,500
New Hampshire Bus. Fin. Auth. Exempt Facilities Rev. (Waste Mgmt. of New Hampshire, Inc. Proj.) 0.22% 9/1/12, LOC Wells Fargo Bank NA, VRDN (c)(f)	20,000	20,000
New Hampshire Bus. Fin. Auth. Ind. Dev. Rev. (Wiggins Airways Proj.) Series 1998, 0.86% 9/7/12, LOC Bank of America NA, VRDN (c)(f)	3,300	3,300
New Hampshire Bus. Fin. Auth. Resource Recovery Rev. (Wheelabrator Concord Co. LP Proj.) Series 1997 A, 0.18% 9/7/12, LOC Wells Fargo Bank NA, VRDN (c)	13,800	13,800
New Hampshire Bus. Fin. Auth. Rev. (Luminescent Sys., Inc. Proj.) Series 1998, 0.4% 9/7/12, LOC HSBC Bank USA, NA, VRDN (c)(f)	1,450	1,450
New Hampshire Health & Ed. Facilities Auth. Rev.:
(Exeter Hosp. Obligated Group Proj.) Series 2001 B, 0.25% 9/7/12, LOC Bank of America NA, VRDN (c)	7,870	7,870
Series 2011 B, 0.2% 9/7/12, LOC Royal Bank of Canada, VRDN (c)(f)	3,000	3,000
New Hampshire Hsg. Fin. Auth. Multi-family Rev. (Pheasant Run Proj.) 0.2% 9/7/12, LOC Fannie Mae, VRDN (c)(f)	16,400	16,400
		82,320
New Jersey - 0.1%
New Jersey Hsg. & Mtg. Fin. Agcy. Multi-family Rev. Series 2008 F, 0.19% 9/7/12, LOC Bank of America NA, VRDN (c)(f)	7,600	7,600
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.) Series 2012 A, 0.43% 9/7/12, VRDN (c)(f)	15,000	15,000
		22,600
New Jersey/Pennsylvania - 0.0%
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Series 2008 A, 0.17% 9/7/12, LOC Bank of America NA, VRDN (c)	6,700	6,700
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New Mexico - 0.2%
New Mexico Edl. Assistance Foundation:
Series 2003 A2, 0.19% 9/7/12, LOC Royal Bank of Canada, VRDN (c)(f)	$ 14,650	$ 14,650
Series 2004 A1, 0.19% 9/7/12, LOC Royal Bank of Canada, VRDN (c)(f)	5,285	5,285
Series 2004 A2, 0.19% 9/7/12, LOC Royal Bank of Canada, VRDN (c)(f)	16,560	16,560
Series 2004 A3, 0.19% 9/7/12, LOC Royal Bank of Canada, VRDN (c)(f)	16,000	16,000
Rio Rancho Wtr. & Wastewtr. Sys. Rev. Participating VRDN Series Solar 2007 19, 0.17% 9/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	4,490	4,490
Univ. of New Mexico Univ. Revs. Participating VRDN Series ROC II R 11961, 0.17% 9/7/12 (Liquidity Facility Citibank NA) (c)(g)	2,000	2,000
		58,985
New York - 5.9%
Monroe County Indl. Dev. Agcy. Civic Facility Rev. (Margaret Woodbury Strong Museum Proj.) Series 2005, 0.18% 9/7/12, LOC JPMorgan Chase Bank, VRDN (c)	11,640	11,640
Nassau County Indl. Dev. Agcy. (Amsterdam at Harborside Proj.) Series 2007 C, 0.22% 9/7/12, LOC Bank of America NA, VRDN (c)	11,900	11,900
New York City Gen. Oblig.:
Participating VRDN Series Putters 3196, 0.18% 9/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	8,425	8,425
Series 2004 H6, 0.19% 9/7/12, LOC Bank of America NA, VRDN (c)	34,005	34,005
Series 2008 J6, 0.22% 9/4/12, LOC Landesbank Hessen-Thuringen, VRDN (c)	4,500	4,500
Series 2008 J8, 0.21% 9/4/12, LOC Landesbank Baden-Wuert, VRDN (c)	30,800	30,800
Series 2012 G3, 0.17% 9/7/12 (Liquidity Facility Citibank NA), VRDN (c)	82,830	82,830
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.:
(941 Hoe Avenue Apts. Proj.) Series A, 0.2% 9/7/12, LOC Fannie Mae, VRDN (c)(f)	6,660	6,660
(Beacon Mews Dev. Proj.) Series 2006 A, 0.22% 9/7/12, LOC Citibank NA, VRDN (c)(f)	8,000	8,000
(Beekman Tower Proj.) Series 2008 A, 0.18% 9/7/12, LOC RBS Citizens NA, VRDN (c)	26,000	26,000
(Courtland Avenue Apts. Proj.) Series A, 0.18% 9/7/12, LOC Fannie Mae, VRDN (c)(f)	5,905	5,905
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.: - continued
(East 165th Street Proj.) Series A, 0.22% 9/7/12, LOC Citibank NA, VRDN (c)(f)	$ 7,665	$ 7,665
(Intervale Gardens Apts.) Series A, 0.22% 9/7/12, LOC Citibank NA, VRDN (c)(f)	3,115	3,115
(Manhattan Court Dev. Proj.) Series A, 0.22% 9/7/12, LOC Citibank NA, VRDN (c)(f)	16,500	16,500
(Morris Ave. Apts. Proj.) Series A, 0.2% 9/7/12, LOC Fannie Mae, VRDN (c)(f)	14,700	14,700
(Peter Cintron Apts. Proj.) Series C, 0.2% 9/7/12, LOC Fannie Mae, VRDN (c)(f)	4,140	4,140
(State Renaissance Court Proj.) Series A, 0.2% 9/7/12, LOC Freddie Mac, VRDN (c)(f)	8,700	8,700
(Villa Avenue Apts. Proj.) Series 2006 A, 0.2% 9/7/12, LOC Fannie Mae, VRDN (c)(f)	5,990	5,990
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.:
(Brittany Dev. Proj.) Series A, 0.17% 9/7/12, LOC Fannie Mae, VRDN (c)(f)	18,500	18,500
(Linden Plaza Proj.) Series 2008 A, 0.2% 9/7/12, LOC Freddie Mac, VRDN (c)(f)	68,935	68,935
(One Columbus Place Dev. Proj.) Series A, 0.17% 9/7/12, LOC Fannie Mae, VRDN (c)(f)	32,915	32,915
(Related-Tribeca Tower Proj.) Series 1997 A, 0.2% 9/7/12, LOC Fannie Mae, VRDN (c)(f)	15,000	15,000
(Rivereast Apts. Proj.) Series A, 0.2% 9/7/12, LOC Freddie Mac, VRDN (c)(f)	4,150	4,150
(West 43rd Street Proj.) Series 1999 A, 0.17% 9/7/12, LOC Fannie Mae, VRDN (c)(f)	3,300	3,300
(West End Towers Proj.) Series 2004 A, 0.17% 9/7/12, LOC Fannie Mae, VRDN (c)(f)	16,500	16,500
(Westport Dev. Proj.) Series 2004 A, 0.17% 9/7/12, LOC Fannie Mae, VRDN (c)(f)	61,000	61,000
Series 2002 A, 0.17% 9/7/12, LOC Fannie Mae, VRDN (c)(f)	23,800	23,800
New York City Indl. Dev. Agcy. Civic Facility Rev. (Casa Proj.) Series 2000, 0.18% 9/7/12, LOC JPMorgan Chase Bank, VRDN (c)	12,645	12,645
New York City Indl. Dev. Agcy. Spl. Facilities Rev. (New York Stock Exchange Proj.) Series 2004 B, 0.19% 9/7/12, LOC Bank of America NA, VRDN (c)	11,165	11,165
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN:
Series EGL 06 69 Class A, 0.17% 9/7/12 (Liquidity Facility Citibank NA) (c)(g)	$ 16,400	$ 16,400
Series EGL 07 0157, 0.17% 9/7/12 (Liquidity Facility Citibank NA) (c)(g)	19,800	19,800
Series EGL 09 46A, 0.17% 9/7/12 (Liquidity Facility Citibank NA) (c)(g)	13,430	13,430
Series Putters 3384, 0.18% 9/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	3,750	3,750
Series Putters 3496Z, 0.18% 9/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	7,945	7,945
Series ROC II R 11931, 0.17% 9/7/12 (Liquidity Facility Citibank NA) (c)(g)	3,750	3,750
New York City Transitional Fin. Auth. Rev.:
Participating VRDN:
Series EGL 07 0019, 0.17% 9/7/12 (Liquidity Facility Citibank NA) (c)(g)	8,865	8,865
Series Putters 4084Z, 0.18% 9/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	3,850	3,850
Series ROC II R 11971, 0.17% 9/7/12 (Liquidity Facility Citibank NA) (c)(g)	2,000	2,000
Series ROC II R 11972, 0.17% 9/7/12 (Liquidity Facility Citibank NA) (c)(g)	2,900	2,900
Series ROC II R 11994, 0.17% 9/7/12 (Liquidity Facility Citibank NA) (c)(g)	4,500	4,500
Series 2001 B, 0.2% 9/4/12 (Liquidity Facility Landesbank Baden-Wuert), VRDN (c)	9,300	9,300
Series 2003 1E, 0.19% 9/7/12 (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (c)	15,280	15,280
New York Dorm. Auth. Personal Income Tax Rev. Participating VRDN:
Series Putters 3518, 0.18% 9/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	2,640	2,640
Series Putters 3698 Z, 0.18% 9/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	15,800	15,800
Series ROC II R 14005, 0.17% 9/7/12 (Liquidity Facility Citibank NA) (c)(g)	14,030	14,030
0.18% 9/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	7,930	7,930
New York Dorm. Auth. Revs.:
(City Univ. Proj.) Series 2008 C, 0.18% 9/7/12, LOC Bank of America NA, VRDN (c)	4,000	4,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
Participating VRDN:
ROC II R 11944, 0.17% 9/7/12 (Liquidity Facility Citibank NA) (c)(g)	$ 5,150	$ 5,150
Series EGL 06 47 Class A, 0.17% 9/7/12 (Liquidity Facility Citibank NA) (c)(g)	15,500	15,500
Series EGL 07 0002, 0.17% 9/7/12 (Liquidity Facility Citibank NA) (c)(g)	18,000	18,000
Series EGL 07 0066, 0.17% 9/7/12 (Liquidity Facility Citibank NA) (c)(g)	31,025	31,025
Series ROC II R 11535, 0.17% 9/7/12 (Liquidity Facility Citibank NA) (c)(g)	3,590	3,590
Series ROC II R 11722, 0.17% 9/7/12 (Liquidity Facility Citibank NA) (c)(g)	2,935	2,935
Series ROC II R 11943, 0.17% 9/7/12 (Liquidity Facility Citibank NA) (c)(g)	5,580	5,580
New York Hsg. Fin. Agcy. Rev.:
(150 East 44th Street Hsg. Proj.):
Series 2000 A, 0.17% 9/7/12, LOC Fannie Mae, VRDN (c)(f)	28,500	28,500
Series 2001 A, 0.17% 9/7/12, LOC Fannie Mae, VRDN (c)(f)	2,400	2,400
(240 East 39th Street Hsg. Proj.) Series 1997 A, 0.17% 9/7/12, LOC Fannie Mae, VRDN (c)(f)	20,000	20,000
(250 West 50th Street Hsg. Proj.) Series 1997 A, 0.17% 9/7/12, LOC Fannie Mae, VRDN (c)(f)	13,495	13,495
(330 West 39th Street Hsg. Proj.) Series 2010 A, 0.27% 9/7/12, LOC Bank of America NA, VRDN (c)	23,400	23,400
(42nd & 10 Hsg. Proj.) Series 2010 A, 0.56% 9/7/12, LOC Landesbank Baden-Wuert, VRDN (c)	6,000	6,000
(66 West 38th Street Hsg. Proj.) Series A, 0.17% 9/7/12, LOC Fannie Mae, VRDN (c)(f)	4,000	4,000
(900 Eighth Avenue Hsg. Proj.) Series 2002 A, 0.2% 9/7/12, LOC Fannie Mae, VRDN (c)(f)	59,000	59,000
(Avalon Chrystie Place I Hsg. Proj.) Series 2004 B, 0.2% 9/7/12, LOC Freddie Mac, VRDN (c)(f)	51,500	51,500
(Clinton Green North Hsg. Proj.) Series 2005 A, 0.18% 9/7/12, LOC Freddie Mac, VRDN (c)(f)	10,000	10,000
(Clinton Park Phase II Hsg. Proj.) Series 2011 A2, 0.19% 9/7/12, LOC Wells Fargo Bank NA, VRDN (c)	34,400	34,400
(Helena Hsg. Proj.) Series 2003 A, 0.2% 9/7/12, LOC Fannie Mae, VRDN (c)(f)	9,000	9,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Hsg. Fin. Agcy. Rev.: - continued
(Kew Garden Hills Apts. Hsg. Proj.) Series 2003 A, 0.17% 9/7/12, LOC Fannie Mae, VRDN (c)(f)	$ 11,170	$ 11,170
(Reverend Polite Ave. Apt. Hsg. Proj.) Series 2005 A, 0.17% 9/7/12, LOC Fannie Mae, VRDN (c)(f)	7,435	7,435
(Sea Park West Hsg. Proj.) Series 2004 A, 0.17% 9/7/12, LOC Freddie Mac, VRDN (c)(f)	13,000	13,000
(Talleyrand Crescent Hsg. Proj.) Series A, 0.18% 9/7/12, LOC Fannie Mae, VRDN (c)(f)	20,500	20,500
(Theatre Row Tower Hsg. Proj.) Series 2001 A, 0.18% 9/7/12, LOC Freddie Mac, VRDN (c)(f)	10,000	10,000
(West 20th Street Proj.) Series 2001 A:
0.2% 9/7/12, LOC Fannie Mae, VRDN (c)(f)	28,875	28,875
0.2% 9/7/12, LOC Fannie Mae, VRDN (c)(f)	51,000	51,000
(West 23rd Street Hsg. Proj.):
Series 2001 A, 0.17% 9/7/12, LOC Fannie Mae, VRDN (c)(f)	23,000	23,000
Series 2002 A, 0.17% 9/7/12, LOC Fannie Mae, VRDN (c)(f)	48,400	48,400
(West 33rd Street Hsg. Proj.) Series 2003 A, 0.17% 9/7/12, LOC Fannie Mae, VRDN (c)(f)	22,300	22,300
(West 38th Street Hsg. Proj.) Series 2002 A, 0.17% 9/7/12, LOC Fannie Mae, VRDN (c)(f)	16,000	16,000
New York Hsg. Fin. Svc. Contract Rev.:
Series 2003 L, 0.19% 9/7/12, LOC Bank of America NA, VRDN (c)	25,300	25,300
Series 2003 M1, 0.19% 9/7/12, LOC Bank of America NA, VRDN (c)	16,000	16,000
New York Liberty Dev. Corp. Lib Participating VRDN Series Putters 4083, 0.18% 9/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	5,910	5,910
New York State Energy Research & Dev. Auth. Facilities Rev. (Consolidated Edison Co. of New York, Inc. Proj.) Series 2004 C1, 0.17% 9/7/12, LOC Mizuho Corporate Bank Ltd., VRDN (c)(f)	17,800	17,800
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Participating VRDN Series ROC II R 11997, 0.17% 9/7/12 (Liquidity Facility Citibank NA) (c)(g)	4,800	4,800
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Triborough Bridge & Tunnel Auth. Revs. Series 2002 F, 0.18% 9/7/12 (Liquidity Facility Royal Bank of Scotland NV), VRDN (c)	$ 59,725	$ 59,725
Yonkers Indl. Dev. Agcy. Civic Facility Rev. (Consumers Union of United States, Inc. Proj.) Series 2005, 0.19% 9/7/12, LOC JPMorgan Chase Bank, VRDN (c)	17,225	17,225
		1,457,470
New York & New Jersey - 0.6%
Port Auth. of New York & New Jersey Participating VRDN Series EGL 06 107 Class A, 0.22% 9/7/12 (Liquidity Facility Citibank NA) (c)(f)(g)	151,450	151,450
North Carolina - 1.3%
Charlotte Ctfs. of Prtn. Participating VRDN Series Putters 4724, 0.2% 9/7/12 (Liquidity Facility Bank of America NA) (c)(g)	11,680	11,680
Charlotte Gen. Oblig. Participating VRDN Series ROC II R 11905, 0.18% 9/7/12 (Liquidity Facility Citibank NA) (c)(g)	3,590	3,590
Charlotte Int'l. Arpt. Rev.:
(Charlotte Douglas Int'l. Arpt. Proj.) Series 2008 D, 0.18% 9/7/12, LOC Bank of America NA, VRDN (c)	29,360	29,360
Series 2010 C, 0.18% 9/7/12, LOC Wells Fargo Bank NA, VRDN (c)	6,625	6,625
Charlotte Wtr. & Swr. Sys. Rev.:
Participating VRDN Series BC 09 43W, 0.19% 9/7/12 (Liquidity Facility Barclays Bank PLC) (c)(g)	5,000	5,000
Series 2002 C, 0.18% 9/7/12 (Liquidity Facility Bank of America NA), VRDN (c)	7,365	7,365
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series 2007 G, 0.18% 9/7/12, LOC Bank of America NA, VRDN (c)	11,600	11,600
Gaston County Indl. Facilities & Poll. Cont. Fing. Auth. Rev. (Duke Energy Corp. Proj.) Series 1999, 0.31% 9/4/12, VRDN (c)(f)	4,000	4,000
Greensboro Combined Enterprise Sys. Rev. Series 2005 B, 0.18% 9/7/12 (Liquidity Facility Bank of America NA), VRDN (c)	3,860	3,860
North Carolina Cap. Facilities Fin. Agcy. Edl. Facilities Rev.:
(Greensboro College Proj.) 0.21% 9/7/12, LOC Bank of America NA, VRDN (c)	2,500	2,500
Series 2011, 0.21% 9/7/12, LOC Bank of America NA, VRDN (c)	19,200	19,200
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN:
Series EGL 7050060, 0.17% 9/7/12 (Liquidity Facility Citibank NA) (c)(g)	$ 23,150	$ 23,150
Series GS 08 9TP, 0.17% 9/7/12 (Liquidity Facility Wells Fargo & Co.) (c)(g)	23,165	23,165
Series ROC II R 11850, 0.17% 9/7/12 (Liquidity Facility Citibank NA) (c)(g)	12,600	12,600
North Carolina Cap. Impt. Ltd. Participating VRDN Series WF 11 136C, 0.17% 9/7/12 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	5,515	5,515
North Carolina Gen. Oblig. Series 2002 E, 0.18% 9/7/12 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)	9,900	9,900
North Carolina Med. Care Cmnty. Health Participating VRDN Series BA 08 3509, 0.24% 9/7/12 (Liquidity Facility Bank of America NA) (c)(g)	4,000	4,000
North Carolina Med. Care Commission Health Care Facilities Rev.:
(WakeMed Proj.) Series 2009 C, 0.17% 9/7/12, LOC Wells Fargo Bank NA, VRDN (c)	6,685	6,685
Participating VRDN:
Series BC 10 31W, 0.19% 9/7/12 (Liquidity Facility Barclays Bank PLC) (c)(g)	3,625	3,625
Series ROC II R 11808, 0.17% 9/7/12 (Liquidity Facility Citibank NA) (c)(g)	1,365	1,365
North Carolina Med. Care Commission Hosp. Rev. (CaroMont Health Proj.) Series 2003 A, 0.17% 9/7/12, LOC Wells Fargo Bank NA, VRDN (c)	8,700	8,700
North Carolina State Univ. at Raleigh Rev. Participating VRDN Series MT 792, 0.24% 9/7/12 (Liquidity Facility Bank of America NA) (c)(g)	6,460	6,460
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.48% 9/7/12, LOC Cr. Industriel et Commercial, VRDN (c)	10,300	10,300
Piedmont Triad Arpt. Auth. Series 2008 B, 0.2% 9/7/12, LOC Branch Banking & Trust Co., VRDN (c)(f)	24,090	24,090
Raleigh Combined Enterprise Sys. Rev. Participating VRDN:
Series EGL 07 0010, 0.17% 9/7/12 (Liquidity Facility Citibank NA) (c)(g)	4,950	4,950
Series WF 11-19C, 0.17% 9/7/12 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	9,000	9,000
Raleigh Durham Arpt. Auth. Arpt. Rev. Series 2008 C, 0.15% 9/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (c)	12,565	12,565
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
Reset Optional Ctfs. Trust II-R Participating VRDN Series ROC II R 645, 0.17% 9/7/12 (Liquidity Facility Citibank NA) (c)(g)	$ 9,625	$ 9,625
Sampson County Indl. Facilities & Poll. Cont. Fing. Auth. Envir. Facilities Rev. (Sampson County Disp., Inc. Proj.):
0.22% 9/7/12, LOC Bank of America NA, VRDN (c)(f)	10,855	10,855
0.22% 9/7/12, LOC Bank of America NA, VRDN (c)(f)	4,750	4,750
Union County Indl. Facilities & Poll. Cont. Fing. Auth. Indl. Dev. Rev. (Greiner Vacuette NA Proj.) 0.32% 9/7/12, LOC Wells Fargo Bank NA, VRDN (c)(f)	1,900	1,900
Univ. of North Carolina at Chapel Hill Rev. Participating VRDN Series EGL 05 3014 Class A, 0.18% 9/7/12 (Liquidity Facility Citibank NA) (c)(g)	21,000	21,000
		318,980
North Dakota - 0.2%
Cass County Solid Waste Disp. Rev. (Tharaldson Ethanol Plant I, LLC Proj.) Series 2007, 0.47% 9/7/12, LOC Bank of America NA, VRDN (c)(f)	55,000	55,000
Hebron Indl. Dev. Rev. (Dacco, Inc. Proj.) 0.25% 9/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (c)(f)	1,740	1,740
		56,740
Ohio - 1.7%
Akron Bath Copley Hosp. District Rev. (Akron Gen. Health Systems Proj.) Series 2008, 0.2% 9/7/12, LOC JPMorgan Chase Bank, VRDN (c)	6,500	6,500
Columbus Gen. Oblig. Participating VRDN Series Clipper 08 2, 0.17% 9/7/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(g)	7,985	7,985
Cuyahoga County Cultural Facilities Rev. (Maltz Museum of Jewish Heritage Proj.) 0.22% 9/7/12, LOC Bank of New York, New York, VRDN (c)	6,300	6,300
Franklin County Health Care Facilities Rev. (Mother Angeline McCrory Manor, Inc. Proj.) Series 2011, 0.19% 9/7/12, LOC JPMorgan Chase Bank, VRDN (c)	14,915	14,915
Hamilton County Hosp. Facilities Rev. (Children's Hosp. Med. Ctr. Proj.):
Series 1997 A, 0.17% 9/7/12, LOC PNC Bank NA, VRDN (c)	15,500	15,500
Series 2000, 0.18% 9/7/12, LOC JPMorgan Chase Bank, VRDN (c)	28,400	28,400
Hamilton County Student Hsg. Rev. (Block 3 Proj.) Series 2004, 0.5% 9/7/12, LOC Bank of New York, New York, LOC Citizens Bank of Pennsylvania, VRDN (c)	27,100	27,100
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Lancaster Port Auth. Gas Rev. 0.18% 9/7/12 (Liquidity Facility Royal Bank of Canada), VRDN (c)	$ 71,320	$ 71,320
Ohio Air Quality Dev. Auth. Rev.:
(Cincinnati Gas & Elec. Co. Proj.) Series A, 0.39% 9/7/12, VRDN (c)	5,400	5,400
(Dayton Pwr. & Lt. Co. Proj.) Series 2008 A, 0.24% 9/7/12, LOC JPMorgan Chase Bank, VRDN (c)(f)	7,600	7,600
Ohio Higher Edl. Facility Commission Rev.:
(Case Western Reserve Univ. Proj.) Series 2008 A, 0.19% 9/7/12, LOC PNC Bank NA, VRDN (c)	5,100	5,100
(Marietta College Proj.) 0.19% 9/7/12, LOC JPMorgan Chase Bank, VRDN (c)	5,390	5,390
Ohio Hosp. Facilities Rev. Participating VRDN:
Series Putters 3552, 0.18% 9/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	3,500	3,500
Series Putters 3558, 0.18% 9/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	2,300	2,300
Ohio Hsg. Fin. Agcy. Mtg. Rev.:
(Mtg.-Backed Securities Prog.):
Series 2005 B2, 0.2% 9/7/12 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (c)(f)	12,500	12,500
Series 2005 F, 0.2% 9/7/12 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (c)(f)	29,200	29,200
Series B, 0.16% 9/7/12 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (c)(f)	19,555	19,555
Series 2004 D, 0.2% 9/7/12 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (c)(f)	2,000	2,000
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev.:
Series 2006 I, 0.26% 9/7/12 (Liquidity Facility Citibank NA), VRDN (c)(f)	3,000	3,000
Series 2008 B, 0.16% 9/7/12 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (c)(f)	49,100	49,100
Ohio Wtr. Dev. Auth. (Waste Mgmt., Inc. Proj.) Series B, 0.2% 9/7/12, LOC Bank of America NA, VRDN (c)(f)	8,100	8,100
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. (FirstEnergy Nuclear Generation Corp. Proj.) Series 2006 B, 0.17% 9/7/12, LOC Wells Fargo Bank NA, VRDN (c)	65,350	65,350
Portage County Hosp. Rev. (Robinson Memorial Hosp. Proj.) Series 2008, 0.2% 9/7/12, LOC JPMorgan Chase Bank, VRDN (c)	21,200	21,200
Westlake Health Facilities Rev. (Lutheran Home Proj.) Series 2005, 0.3% 9/7/12, LOC RBS Citizens NA, VRDN (c)	7,500	7,500
		424,815
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Oklahoma - 0.2%
Oklahoma Dev. Fin. Auth. Rev. (Shawnee Fdg. LP Proj.) Series 1996, 0.2% 9/7/12, LOC Bank of Nova Scotia New York Branch, VRDN (c)(f)	$ 4,700	$ 4,700
RBC Muni. Products, Inc. Trust Participating VRDN Series RBC E 40, 0.17% 9/7/12 (Liquidity Facility Royal Bank of Canada) (a)(c)(g)	14,500	14,500
Univ. Hospitals Trust Rev. Series 2005 A, 0.2% 9/7/12, LOC Bank of America NA, VRDN (c)	20,015	20,015
		39,215
Oregon - 0.5%
Oregon Econ. & Cmnty. Econ. Dev. Rev. (American Bridge Co. Proj.) Series 205, 0.27% 9/7/12, LOC PNC Bank NA, VRDN (c)(f)	1,255	1,255
Oregon Gen. Oblig. Participating VRDN:
Series ROC II R 11949, 0.18% 9/7/12 (Liquidity Facility Citibank NA) (c)(g)	3,615	3,615
Series WF11 57 C, 0.17% 9/7/12 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	10,800	10,800
Oregon State Dept. of Administrative Svcs. Lottery Rev. Participating VRDN Series BC 11 5W, 0.19% 9/7/12 (Liquidity Facility Barclays Bank PLC) (c)(g)	6,555	6,555
Port of Portland Arpt. Rev. Series Eighteen B, 0.2% 9/7/12, LOC Wells Fargo Bank NA, VRDN (c)(f)	38,855	38,855
Portland Econ. Dev. Rev. (Columbia Aluminum Recycling Proj.) Series 1991 A, 0.19% 9/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (c)(f)	1,900	1,900
Portland Hsg. Auth. Rev.:
(New Columbia - Cecelia Proj.) Series 2004, 0.21% 9/7/12, LOC Bank of America NA, VRDN (c)(f)	3,650	3,650
(New Columbia - Trouton Proj.) Series 2005, 0.21% 9/7/12, LOC Bank of America NA, VRDN (c)(f)	5,895	5,895
Portland Multi-family Hsg. Rev. (The Village at Lovejoy Fountain Proj.) Series 2009, 0.22% 9/7/12, LOC Freddie Mac, VRDN (c)(f)	15,000	15,000
Salem Hosp. Facility Auth. Rev. (Salem Hosp. Proj.) Series 2008 C, 0.19% 9/7/12, LOC Bank of America NA, VRDN (c)	25,000	25,000
		112,525
Pennsylvania - 1.0%
Allegheny County Hosp. Dev. Auth. Rev. (Children's Institute Pittsburgh Proj.):
Series 2005 A, 0.17% 9/7/12, LOC PNC Bank NA, VRDN (c)	9,300	9,300
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Allegheny County Hosp. Dev. Auth. Rev. (Children's Institute Pittsburgh Proj.): - continued
Series 2005 B, 0.17% 9/7/12, LOC PNC Bank NA, VRDN (c)	$ 7,630	$ 7,630
Butler County Gen. Auth. Rev. (Erie School District Proj.) Series 2011, 0.17% 9/7/12, LOC PNC Bank NA, VRDN (c)	5,835	5,835
Chester County Health & Ed. Auth. Rev. (Jenner's Pond Proj.) Series 2006, 0.17% 9/7/12, LOC Citizens Bank of Pennsylvania, VRDN (c)	22,110	22,110
Chester County Indl. Dev. Auth. Student Hsg. Rev. (West Chester Univ. Proj.):
Series 2008 A1, 0.22% 9/7/12, LOC Citizens Bank of Pennsylvania, VRDN (c)	12,615	12,615
Series 2008 A2, 0.17% 9/7/12, LOC TD Banknorth, NA, VRDN (c)	19,045	19,045
Delaware County Auth. Rev. (White Horse Village Proj.):
Series 2006 B, 0.26% 9/4/12, LOC Citizens Bank of Pennsylvania, VRDN (c)	1,600	1,600
Series 2008, 0.26% 9/4/12, LOC Citizens Bank of Pennsylvania, VRDN (c)	2,710	2,710
Erie County Hosp. Auth. Rev. (Saint Vincent Health Ctr. Proj.) Series 2010 B, 0.17% 9/7/12, LOC Manufacturers & Traders Trust Co., VRDN (c)	11,340	11,340
Geisinger Auth. Health Sys. Rev. Participating VRDN:
Series Putters 3462, 0.18% 9/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	11,245	11,245
Series Putters 3490Z, 0.18% 9/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	4,995	4,995
Lawrence County Gen. Oblig. Indl. Dev. Auth. 0.17% 9/7/12, LOC PNC Bank NA, VRDN (c)	8,260	8,260
Lehigh County Gen. Purp. Auth. (Muhlenberg College Proj.) Series 2008, 0.21% 9/7/12, LOC Bank of America NA, VRDN (c)	11,385	11,385
Luzerne County Convention Ctr. Series 2012, 0.17% 9/11/12, LOC PNC Bank NA, VRDN (c)	6,330	6,330
Montgomery County Indl. Dev. Auth. Rev. (Foulkeways at Gwynedd Proj.) Series 2006 B, 0.17% 9/7/12, LOC Citizens Bank of Pennsylvania, VRDN (c)	12,705	12,705
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev. Series 1996 D5, 0.23% 9/7/12, LOC PNC Bank NA, VRDN (c)(f)	800	800
Pennsylvania Econ. Dev. Fing. Auth. Manufacturing Facility Rev. (Dodge Realty Partners Proj.) Series 2007, 0.27% 9/7/12, LOC Citibank NA, VRDN (c)(f)	2,400	2,400
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Gen. Oblig. Participating VRDN:
Series Putters 3350, 0.18% 9/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	$ 4,505	$ 4,505
Series Putters 3352Z, 0.18% 9/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	3,775	3,775
Series WF 11 121C, 0.17% 9/7/12 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	12,925	12,925
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev. Participating VRDN Series Putters 4109, 0.24% 9/4/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	8,185	8,185
Pennsylvania State Pub. School Participating VRDN Series Solar 06 161, 0.17% 9/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	26,400	26,400
Philadelphia Auth. for Indl. Dev. Rev.:
(Spl. People in Northeast, Inc. Proj.) Series 2006, 0.19% 9/7/12, LOC Citizens Bank of Pennsylvania, VRDN (c)	1,215	1,215
(William Penn Charter School Proj.) Series 2008, 0.17% 9/7/12, LOC PNC Bank NA, VRDN (c)	3,400	3,400
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) Eighth Series D, 0.18% 9/7/12, LOC Bank of America NA, VRDN (c)	7,300	7,300
RBC Muni. Products, Inc. Trust Participating VRDN Series RBC E 22, 0.17% 9/7/12 (Liquidity Facility Royal Bank of Canada) (c)(g)	8,255	8,255
Washington County Hosp. Auth. Rev. (Monongahela Valley Hosp. Proj.):
Series 2011 A, 0.17% 9/7/12, LOC PNC Bank NA, VRDN (c)	2,540	2,540
Series 2011 B, 0.17% 9/7/12, LOC PNC Bank NA, VRDN (c)	10,175	10,175
		238,980
Rhode Island - 0.1%
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev. (Roger Williams Univ. Proj.) Series 2008 B, 0.19% 9/7/12, LOC Bank of America NA, VRDN (c)	17,700	17,700
Rhode Island Indl. Facilities Corp. Indl. Dev. Rev. (NFA Corp. Proj.) Series 1994, 0.86% 9/7/12, LOC Bank of America NA, VRDN (c)(f)	5,000	5,000
		22,700
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
South Carolina - 0.8%
Anderson County School District #5 Gen. Oblig. Participating VRDN:
Series BA 08 1181, 0.2% 9/7/12 (Liquidity Facility Bank of America NA) (c)(g)	$ 14,650	$ 14,650
Series Putters 4218, 0.2% 9/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	8,985	8,985
Darlington County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 2003 A, 0.26% 9/7/12, VRDN (c)(f)	8,100	8,100
Florence County Hosp. Rev. (McLeod Reg'l. Med. Ctr. Proj.) Series 2010 B, 0.17% 9/7/12, LOC Wells Fargo Bank NA, VRDN (c)	11,465	11,465
Horry County School District Participating VRDN Series ROC II R 754 PB, 0.29% 9/7/12 (Liquidity Facility Deutsche Postbank AG) (c)(g)	11,040	11,040
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.):
Series 1999 A, 0.26% 9/4/12, VRDN (c)	16,400	16,400
Series 1999 B, 0.31% 9/4/12, VRDN (c)(f)	2,500	2,500
South Carolina Gen. Oblig. Participating VRDN Series ROC II R 692W, 0.17% 9/7/12 (Liquidity Facility Wells Fargo & Co.) (c)(g)	8,255	8,255
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev.:
(Bon Secours Health Sys. Proj.):
Series 2008 D, 0.17% 9/7/12, LOC Citibank NA, VRDN (c)	8,200	8,200
0.2% 9/7/12, LOC JPMorgan Chase Bank, VRDN (c)	69,925	69,925
(Carolina Piedmont Foundation Proj.) 0.24% 9/7/12, LOC Bank of America NA, VRDN (c)	5,175	5,175
(Waste Mgmt. of South Carolina, Inc. Proj.) Series 2003 A, 0.21% 9/7/12, LOC Wells Fargo Bank NA, VRDN (c)(f)	15,000	15,000
South Carolina Jobs-Econ. Dev. Auth. Indl. Rev. (South Carolina Generating Co., Inc. Proj.) Series 2008, 0.2% 9/7/12, LOC Branch Banking & Trust Co., VRDN (c)(f)	18,600	18,600
		198,295
South Dakota - 0.0%
South Dakota Hsg. Dev. Auth. (Harmony Heights Proj.) Series 2001, 0.19% 9/7/12, LOC Fannie Mae, VRDN (c)(f)	6,500	6,500
Tennessee - 1.7%
Chattanooga Health Ed. & Hsg. Facility Board Rev. (Southern Adventist Univ. Proj.) 0.22% 9/7/12, LOC Bank of America NA, VRDN (c)	1,520	1,520
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.):
Series 2001, 0.25% 9/4/12, LOC Bank of America NA, VRDN (c)	$ 13,600	$ 13,600
Series 2003, 0.25% 9/4/12, LOC Bank of America NA, VRDN (c)	13,500	13,500
Series 2004, 0.25% 9/4/12, LOC Bank of America NA, VRDN (c)	15,185	15,185
Series 2005, 0.25% 9/4/12, LOC Bank of America NA, VRDN (c)	13,645	13,645
Series 2008, 0.25% 9/4/12, LOC Bank of America NA, VRDN (c)	66,555	66,555
Loudon County Indl. Dev. Board Exempt Facilities Rev. (Kimberly-Clark Corp. Proj.) 0.21% 9/7/12, VRDN (c)(f)	11,600	11,600
Loudon Indl. Dev. Board Solid Waste Disp. Rev. (Tate & Lyle Ingredients Americas, Inc. Proj.) Series 2006, 0.3% 9/7/12, LOC Rabobank Nederland, VRDN (c)(f)	44,100	44,100
Memphis Health, Edl. & Hsg. Facilities Board (Ashland Lakes Apts. Proj.) Series A, 0.18% 9/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (c)(f)	10,000	10,000
Metropolitan Govt. Nashville & Davidson County Health & Edl. Facilities Board (Whispering Oaks Apts. Proj.) 0.19% 9/7/12, LOC Fannie Mae, VRDN (c)(f)	15,000	15,000
Metropolitan Govt. Nashville & Davidson County Indl. Dev. Board Rev. (Nashville Symphony Hall Proj.) Series 2004, 0.2% 9/7/12, LOC Bank of America NA, VRDN (c)	23,590	23,590
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.):
Series 1999, 0.3% 9/7/12, LOC Bank of America NA, VRDN (c)	24,200	24,200
Series 2002, 0.25% 9/4/12, LOC Bank of America NA, VRDN (c)	6,340	6,340
Series 2004, 0.25% 9/4/12, LOC Bank of America NA, VRDN (c)	11,750	11,750
Series 2006, 0.25% 9/4/12, LOC Bank of America NA, VRDN (c)	26,245	26,245
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Participating VRDN Series Putters 2631, 0.18% 9/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	67,475	67,475
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Sevier County Pub. Bldg. Auth. Rev. Series V-A-1, 0.24% 9/7/12, LOC Branch Banking & Trust Co., VRDN (c)(f)	$ 11,100	$ 11,100
Shelby County Health Edl. & Hsg. Facilities Board Rev. (Trezevant Manor Proj.) Series A, 0.26% 9/7/12, LOC Bank of America NA, VRDN (c)	32,100	32,100
		407,505
Texas - 8.2%
Austin Arpt. Sys. Rev.:
Series 2005 1, 0.22% 9/7/12, LOC JPMorgan Chase Bank, VRDN (c)(f)	41,575	41,575
Series 2005 2, 0.22% 9/7/12, LOC JPMorgan Chase Bank, VRDN (c)(f)	43,590	43,590
Series 2005 4, 0.2% 9/7/12, LOC Royal Bank of Canada New York Branch, VRDN (c)(f)	37,100	37,100
Austin Independent School District Participating VRDN Series Putters 3554, 0.18% 9/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	3,515	3,515
Austin Wtr. & Wastewtr. Sys. Rev. Participating VRDN Series ROC II R 11992, 0.18% 9/7/12 (Liquidity Facility Citibank NA) (c)(g)	3,890	3,890
Bexar County Gen. Oblig. Participating VRDN Series ROC II R 11791PB, 0.27% 9/7/12 (Liquidity Facility Deutsche Postbank AG) (c)(g)	18,780	18,780
Birdville Independent School District Participating VRDN Series MT 720, 0.2% 9/7/12 (Liquidity Facility Bank of America NA) (c)(g)	13,895	13,895
Brazos River Hbr. Navigation District of Brazoria County Envir. Facilities Rev. (Merey Sweeny LP Proj.) Series 2002 A, 0.28% 9/4/12, LOC Bank of America NA, VRDN (c)(f)	8,700	8,700
Brownsville Indl. Dev. Corp. Rev. (Rich-Seapak Corp. Proj.) Series 1997, 0.25% 9/7/12, LOC HSBC Bank USA, NA, VRDN (c)(f)	6,250	6,250
Brownsville Util. Sys. Rev. Participating VRDN Series Solar 06 68, 0.17% 9/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	20,000	20,000
Calhoun County Navigation District Poll. Cont. Rev. (Formosa Plastics Corp., Texas Proj.) Series 2002, 0.22% 9/7/12, LOC Citibank NA, VRDN (c)(f)	10,000	10,000
Calhoun County Navigation District Port Rev. (Formosa Plastics Corp. Proj.) Series 2000, 0.21% 9/7/12, LOC Bank of America NA, VRDN (c)(f)	5,500	5,500
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Calhoun County Solid Waste Disp. Rev. (Formosa Plastics Corp. Proj.):
Series 2000, 0.21% 9/7/12, LOC JPMorgan Chase Bank, VRDN (c)(f)	$ 12,500	$ 12,500
Series 2001, 0.21% 9/7/12, LOC JPMorgan Chase Bank, VRDN (c)(f)	12,500	12,500
Calhoun Port Auth. Envir. Facilities Rev. (Formosa Plastics Corp. Texas Proj.):
Series 2007 A, 0.2% 9/7/12, LOC PNC Bank NA, VRDN (c)(f)	47,300	47,300
Series 2008, 0.21% 9/7/12, LOC Bank of America NA, VRDN (c)(f)	30,000	30,000
Cap. Area Hsg. Fin. Corp. Multi-family Hsg. Rev. (Marble Falls Vistas Apts. Proj.) 0.21% 9/7/12, LOC Fannie Mae, VRDN (c)(f)	5,700	5,700
Clear Creek Independent School District Participating VRDN Series Putters 4165, 0.18% 9/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	8,365	8,365
Dallas Area Rapid Transit Sales Tax Rev. Participating VRDN Series WF 09 60C, 0.17% 9/7/12 (Liquidity Facility Wells Fargo & Co.) (c)(g)	20,650	20,650
Dallas Hsg. Fin. Corp. Multi-family Hsg. Rev. (The Masters Apts. Proj.) 0.2% 9/7/12, LOC Fannie Mae, VRDN (c)(f)	7,280	7,280
Dallas Performing Arts Cultural Facilities Corp. Cultural Facility Rev. (Dallas Ctr. for the Performing Arts Foundation, Inc. Proj.) Series 2008 A, 0.21% 9/4/12, LOC Bank of America NA, VRDN (c)	17,960	17,960
Dallas Wtrwks. & Swr. Sys. Rev. Participating VRDN Series ROC II R 12279, 0.17% 9/7/12 (Liquidity Facility Citibank NA) (c)(g)	23,410	23,410
Denton Independent School District Participating VRDN Series Putters 2603, 0.18% 9/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	7,365	7,365
El Paso County Hosp. District Combination Tax and Rev. Participating VRDN Series Solar 06 32, 0.17% 9/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	19,865	19,865
El Paso Independent School District Participating VRDN Series Putters 4168, 0.18% 9/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	18,875	18,875
Fort Bend County Indl. Dev. Corp. (NRG Energy, Inc. Proj.) Series 2012, 0.25% 9/7/12, LOC Bank of America NA, VRDN (c)	14,300	14,300
Frisco Gen. Oblig. Participating VRDN Series ROC II R 11909, 0.17% 9/7/12 (Liquidity Facility Citibank NA) (c)(g)	4,055	4,055
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Gilmer Indl. Dev. Corp. (Duoline Technologies LP Proj.) Series 2008 A, 0.22% 9/7/12, LOC Wells Fargo Bank NA, VRDN (c)(f)	$ 9,565	$ 9,565
Grand Prairie Independent School District Participating VRDN Series Putters 4171, 0.18% 9/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	9,870	9,870
Grapevine-Colleyville Independent School District Participating VRDN Series MT 761, 0.2% 9/7/12 (Liquidity Facility Bank of America NA) (c)(g)	11,990	11,990
Greater East Texas Higher Ed. Auth. Student Ln. Rev.:
Series 1992 B, 0.18% 9/7/12, LOC State Street Bank & Trust Co., Boston, VRDN (c)(f)	35,200	35,200
Series 1993 B:
0.18% 9/7/12, LOC State Street Bank & Trust Co., Boston, VRDN (c)(f)	15,000	15,000
0.18% 9/7/12, LOC State Street Bank & Trust Co., Boston, VRDN (c)(f)	17,000	17,000
Series 1995 B, 0.18% 9/7/12, LOC State Street Bank & Trust Co., Boston, VRDN (c)(f)	28,000	28,000
Greater Texas Student Ln. Corp. Student Ln. Rev.:
Series 1998 A, 0.18% 9/7/12, LOC State Street Bank & Trust Co., Boston, VRDN (a)(c)(f)	24,750	24,750
Series 2000 A, 0.18% 9/7/12, LOC State Street Bank & Trust Co., Boston, VRDN (c)(f)	35,000	35,000
Gulf Coast Indl. Dev. Auth. 0.28% 9/7/12, LOC Wells Fargo Bank NA, VRDN (c)(f)	5,280	5,280
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.21% 9/7/12, LOC JPMorgan Chase Bank, VRDN (c)(f)	1,000	1,000
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. (Baylor College of Medicine Proj.) Series 2008 E, 0.19% 9/6/12, LOC JPMorgan Chase Bank, VRDN (c)	1,000	1,000
Harris County Gen. Oblig. Participating VRDN:
Series RBC E 18, 0.17% 9/7/12 (Liquidity Facility Royal Bank of Canada) (c)(g)	11,000	11,000
Series ROC II R 718 PB, 0.29% 9/7/12 (Liquidity Facility Deutsche Postbank AG) (c)(g)	18,285	18,285
Harris County Hsg. Fin. Corp. Multi-family Hsg. Rev.:
(Lafayette Village Apts. Proj.) Series 2006, 0.19% 9/7/12, LOC Fannie Mae, VRDN (c)(f)	6,515	6,515
(Louetta Village Apts. Proj.) Series 2005, 0.19% 9/7/12, LOC Fannie Mae, VRDN (c)(f)	6,685	6,685
(Primrose Aldine Bender Apt. Proj.) Series 2004, 0.19% 9/7/12, LOC Fannie Mae, VRDN (c)(f)	7,610	7,610
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Harris County Hsg. Fin. Corp. Multi-family Hsg. Rev.: - continued
(Primrose at Bammel Apts. Proj.) Series 2005, 0.19% 9/7/12, LOC Fannie Mae, VRDN (c)(f)	$ 8,180	$ 8,180
(Quail Chase Apts. Proj.) Series 1999, 0.21% 9/7/12, LOC Gen. Elec. Cap. Corp., VRDN (c)(f)	11,110	11,110
(Wellington Park Apts. Proj.) Series 2004, 0.19% 9/7/12, LOC Fannie Mae, VRDN (c)(f)	12,350	12,350
Harris County Tex Indl. Dev. Corp.:
(HFOTCO LLC Proj.) Series 2010, 0.18% 9/7/12, LOC Bank of America NA, VRDN (c)	61,000	61,000
Series 2011, 0.18% 9/7/12, LOC Bank of America NA, VRDN (c)	25,000	25,000
Houston Arpt. Sys. Rev. Series 2010, 0.17% 9/7/12, LOC Barclays Bank PLC, VRDN (c)	33,810	33,810
Houston Gen. Oblig. Participating VRDN Series MT 788, 0.2% 9/7/12 (Liquidity Facility Bank of America NA) (c)(g)	7,760	7,760
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Participating VRDN:
Series ROC II R 11860, 0.17% 9/7/12 (Liquidity Facility Citibank NA) (c)(g)	6,000	6,000
Series WF 11 44C, 0.17% 9/7/12 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	18,155	18,155
Houston Hsg. Fin. Corp. Multi-family Hsg. Rev.:
(Fairlake Cove Apts. Proj.) Series 2005, 0.21% 9/7/12, LOC Citibank NA, VRDN (c)(f)	9,260	9,260
(Little Nell Apts. Proj.) Series 2003, 0.19% 9/7/12, LOC Fannie Mae, VRDN (c)(f)	12,700	12,700
(Mayfair Park Apts. Proj.) Series 2004, 0.19% 9/7/12, LOC Fannie Mae, VRDN (c)(f)	5,700	5,700
Houston Independent School District Participating VRDN Series MT 732, 0.2% 9/7/12 (Liquidity Facility Bank of America NA) (c)(g)	9,805	9,805
Houston Util. Sys. Rev. Participating VRDN:
Series Putters 4719, 0.2% 9/7/12 (Liquidity Facility Bank of America NA) (c)(g)	19,305	19,305
Series ROC II R 11411, 0.17% 9/7/12 (Liquidity Facility Citibank NA) (c)(g)	9,290	9,290
Series ROC II R 12267, 0.17% 9/7/12 (Liquidity Facility Citibank NA) (c)(g)	16,795	16,795
Humble Independent School District Participating VRDN:
Series MT 733, 0.2% 9/7/12 (Liquidity Facility Bank of America NA) (c)(g)	8,475	8,475
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Humble Independent School District Participating VRDN: - continued
Series Solar 06 20, 0.17% 9/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	$ 28,235	$ 28,235
Jewett Econ. Dev. Corp. Indl. Dev. Rev. (Nucor Corp. Proj.) 0.22% 9/7/12, VRDN (c)(f)	12,600	12,600
Judson Independent School District Participating VRDN Series MS 06 1859, 0.17% 9/7/12 (Liquidity Facility Wells Fargo & Co.) (c)(g)	7,890	7,890
Keller Independent School District Participating VRDN Series WF11 55 C, 0.17% 9/7/12 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	5,645	5,645
Klein Independent School District Participating VRDN Series ROCS II R 11942, 0.17% 9/7/12 (Liquidity Facility Citibank NA) (c)(g)	5,145	5,145
Lamar Consolidated Independent School District Participating VRDN Series Putters 4193, 0.18% 9/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	11,450	11,450
Leander Independent School District Participating VRDN Series BC 10 28W, 0.19% 9/7/12 (Liquidity Facility Barclays Bank PLC) (c)(g)	2,050	2,050
Lovejoy Independent School District Participating VRDN Series DB 514, 0.21% 9/7/12 (Liquidity Facility Deutsche Bank AG) (c)(g)	10,520	10,520
Lower Neches Valley Auth. Indl. Dev. Corp. Exempt Facilities Rev. (Onyx Envir. Svcs. Proj.) Series 2003, 0.24% 9/7/12, LOC Bank of America NA, VRDN (c)(f)	11,950	11,950
Mansfield Independent School District Participating VRDN Series PT 4627, 0.31% 9/7/12 (Liquidity Facility Deutsche Postbank AG) (c)(g)	10,815	10,815
Midlothian Indl. Dev. Corp. Envir. Facilities Rev. (Holnam Texas LP Proj.) Series 1999, 0.21% 9/4/12, LOC JPMorgan Chase Bank, VRDN (c)(f)	15,100	15,100
Montgomery County Hsg. Fin. Corp. Multi-family Hsg. Rev. (Conroe Lodge at Silverdale Apt. Homes Proj.) 0.19% 9/7/12, LOC Freddie Mac, VRDN (c)(f)	7,470	7,470
North Central Texas Health Facilities Dev. Corp. Participating VRDN Series WF 1249C, 0.17% 9/7/12 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	5,000	5,000
North East Texas Independent School District Participating VRDN Series EGL 07 0123, 0.17% 9/7/12 (Liquidity Facility Citibank NA) (c)(g)	17,870	17,870
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
North Texas Muni. Wtr. District Wtr. Sys. Rev. Participating VRDN:
Series BA 08 1174, 0.2% 9/7/12 (Liquidity Facility Bank of America NA) (c)(g)	$ 9,105	$ 9,105
Series ROC II R 593 PB, 0.27% 9/7/12 (Liquidity Facility Deutsche Postbank AG) (c)(g)	8,395	8,395
North Texas Tollway Auth. Rev.:
Participating VRDN Series ROC II R 11946, 0.18% 9/7/12 (Liquidity Facility Citibank NA) (c)(g)	6,750	6,750
Series 2011 A, 0.18% 9/7/12, LOC Morgan Stanley Bank, West Valley City Utah, VRDN (c)	29,540	29,540
Northside Independent School District Participating VRDN Series ROC II R 11965, 0.17% 9/7/12 (Liquidity Facility Citibank NA) (c)(g)	3,505	3,505
Northwest Texas Independent School District Participating VRDN:
Series Putters 4178, 0.18% 9/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	8,815	8,815
Series ROC II R 11539, 0.29% 9/7/12 (Liquidity Facility Deutsche Postbank AG) (c)(g)	11,510	11,510
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.) Series 2004, 0.2% 9/7/12, VRDN (c)(f)	94,790	94,790
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev. (Air Products Proj.):
Series 2000, 0.19% 9/7/12, VRDN (c)(f)	15,000	15,000
Series 2001, 0.19% 9/7/12, VRDN (c)(f)	15,000	15,000
Series 2002, 0.19% 9/7/12, VRDN (c)(f)	14,500	14,500
Red River Ed. Fin. Corp. Ed. Rev. (Texas Christian Univ. Proj.) 0.17% 9/7/12, VRDN (c)	4,000	4,000
Richardson Independent School District Participating VRDN Series Putters 4238, 0.21% 9/7/12 (Liquidity Facility Deutsche Bank AG) (c)(g)	6,640	6,640
Riesel Indl. Dev. Corp. (Sandy Creek Energy Assoc. Proj.):
0.18% 9/7/12, LOC Cr. Suisse Group, VRDN (c)(f)	50,000	50,000
0.18% 9/7/12, LOC Cr. Suisse Group, VRDN (c)(f)	50,000	50,000
San Antonio Elec. & Gas Sys. Rev. Participating VRDN:
Series Putters 3344, 0.18% 9/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	1,700	1,700
Series Putters 3560, 0.18% 9/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	9,015	9,015
San Antonio Indl. Dev. Auth. Indl. Dev. Rev.:
(LGC Bldg. & KLN Steel Proj.) Series 1998, 0.86% 9/7/12, LOC Bank of America NA, VRDN (c)(f)	5,500	5,500
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
San Antonio Indl. Dev. Auth. Indl. Dev. Rev.: - continued
(Tindall Corp. Proj.) Series 2008 A, 0.22% 9/7/12, LOC Wells Fargo Bank NA, VRDN (c)(f)	$ 2,950	$ 2,950
San Antonio Wtr. Sys. Rev. Participating VRDN:
Series EGL 05 3005 Class A, 0.17% 9/7/12 (Liquidity Facility Citibank NA) (c)(g)	27,500	27,500
Series EGL 06 5, 0.17% 9/7/12 (Liquidity Facility Citibank NA) (c)(g)	43,500	43,500
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Methodist Hospitals of Dallas Proj.) Series 2008, 0.19% 9/7/12, LOC JPMorgan Chase Bank, VRDN (c)	92,350	92,350
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Christus Health Proj.) Series 2008 C4, 0.22% 9/7/12, LOC Bank of America NA, VRDN (c)	32,765	32,765
Tarrant County Health Facilities Dev. Corp. Hosp. Rev. Participating VRDN Series Putters 3894, 0.18% 9/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	6,750	6,750
Tarrant County Health Facilities Dev. Corp. Rev. (Carter Blood Care Proj.) Series 1998, 0.18% 9/7/12, LOC JPMorgan Chase Bank, VRDN (c)	3,060	3,060
Tarrant Reg'l. Wtr. District Wtr. R Participating VRDN Series WF 12 6C, 0.17% 9/7/12 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	12,375	12,375
Texas A&M Univ. Rev. Participating VRDN Series ROC II R 11920, 0.18% 9/7/12 (Liquidity Facility Citibank NA) (c)(g)	5,880	5,880
Texas City Tex Indl. Dev. Corp. (Del Papa Realty Hldgs. LP Proj.) Series 2011, 0.23% 9/7/12, LOC Bank of America NA, VRDN (c)	9,875	9,875
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev.:
(Bristol Apts. Proj.) Series 2004, 0.19% 9/7/12, LOC Fannie Mae, VRDN (c)(f)	11,900	11,900
(Chisholm Trail Proj.) Series 2004, 0.19% 9/7/12, LOC Fannie Mae, VRDN (c)(f)	5,300	5,300
(Pinnacle Apts. Proj.) Series 2004, 0.18% 9/7/12, LOC Fannie Mae, VRDN (c)(f)	13,765	13,765
(Residences at Sunset Pointe Proj.) Series 2006, 0.22% 9/7/12, LOC Fannie Mae, VRDN (c)(f)	15,000	15,000
(St. Augustine Estate Proj.) Series 2005, 0.19% 9/7/12, LOC Fannie Mae, VRDN (c)(f)	6,280	6,280
(Windshire Apts. Proj.) Series 2007, 0.19% 9/7/12, LOC Fannie Mae, VRDN (c)(f)	13,700	13,700
Series 2004, 0.19% 9/7/12, LOC Fannie Mae, VRDN (c)(f)	11,700	11,700
Series 2006, 0.2% 9/7/12, LOC Fannie Mae, VRDN (c)(f)	14,290	14,290
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Gen. Oblig.:
(Veterans' Hsg. Assistance Prog.):
Fund II Series 2005 B, 0.17% 9/7/12 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)(f)	$ 23,910	$ 23,910
Fund II Series 2007 A, 0.17% 9/7/12 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)(f)	39,810	39,810
Participating VRDN:
Series DB 448, 0.22% 9/7/12 (Liquidity Facility Deutsche Bank AG) (c)(f)(g)	5,680	5,680
Series EGL 06 0125, 0.17% 9/7/12 (Liquidity Facility Citibank NA) (c)(g)	27,940	27,940
Series EGL 07 90, 0.17% 9/7/12 (Liquidity Facility Citibank NA) (c)(g)	27,000	27,000
Series Putters 3478, 0.18% 9/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	4,995	4,995
Series Putters 3479, 0.18% 9/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	11,910	11,910
Series Putters 4205, 0.2% 9/4/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	15,000	15,000
Series WF 12 15C, 0.17% 9/7/12 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	9,915	9,915
Texas State Univ. Sys. Fing. Rev. Participating VRDN Series WF 11 79C, 0.17% 9/7/12 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	6,375	6,375
Travis County Hsg. Fin. Corp. (Rosemont at Old Manor Apts.) Series 2004, 0.19% 9/7/12, LOC Fannie Mae, VRDN (c)(f)	9,585	9,585
Univ. of Texas Board of Regents Sys. Rev. Participating VRDN Series WF 11 13C, 0.17% 9/7/12 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	4,000	4,000
Ysleta Independent School District Participating VRDN Series Putters 4214, 0.18% 9/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	20,725	20,725
		2,012,655
Utah - 1.0%
Carbon County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.19% 9/7/12, LOC Wells Fargo Bank NA, VRDN (c)	7,565	7,565
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.18% 9/7/12, LOC Wells Fargo Bank NA, VRDN (c)	14,000	14,000
Salt Lake City Sales Tax Rev. 0.16% 9/7/12 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)	4,480	4,480
Utah Hsg. Corp. Multi-family Hsg. Rev. (Springwood Apts. Proj.) Series 2005 A, 0.18% 9/7/12, LOC Fannie Mae, VRDN (c)(f)	8,485	8,485
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Utah - continued
Utah Hsg. Corp. Single Family Mtg. Rev.:
Series 2002 A, 0.17% 9/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	$ 4,545	$ 4,545
Series 2002 B, 0.17% 9/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	7,415	7,415
Series 2002 C2, 0.17% 9/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	2,430	2,430
Series 2002 D, 0.17% 9/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	6,990	6,990
Series 2002 F1, 0.17% 9/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	6,780	6,780
Series 2002 G Class I, 0.17% 9/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	10,470	10,470
Series 2003 A, 0.17% 9/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	7,695	7,695
Series 2003 B, 0.17% 9/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	8,710	8,710
Series 2003 C, 0.17% 9/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	8,120	8,120
Series 2003 E, 0.17% 9/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	8,540	8,540
Series 2003 F, 0.17% 9/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	5,435	5,435
Series 2005 A, 0.17% 9/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	1,300	1,300
Series 2005 B, 0.21% 9/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	10,845	10,845
Series 2005 C, 0.17% 9/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	13,510	13,510
Series 2005 D, 0.17% 9/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	13,775	13,775
Series 2005 E, 0.17% 9/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	14,525	14,525
Series 2005 F, 0.17% 9/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	5,000	5,000
Series 2005 G, 0.17% 9/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	11,860	11,860
Series 2005 H, 0.17% 9/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	8,200	8,200
Utah Hsg. Fin. Agcy. Series 2001 A2, 0.17% 9/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	7,580	7,580
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Utah - continued
Utah State Board of Regents Rev. Participating VRDN Series Solar 06 140, 0.17% 9/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	$ 30,905	$ 30,905
Utah Transit Auth. Sales Tax Rev. Participating VRDN:
Series PT 4606, 0.31% 9/7/12 (Liquidity Facility Deutsche Postbank AG) (c)(g)	13,285	13,285
Series ROC II R 11922, 0.17% 9/7/12 (Liquidity Facility Citibank NA) (c)(g)	3,225	3,225
		245,670
Virginia - 1.0%
Alexandria Redev. & Hsg. Auth. Multi-family Hsg. Rev. (Fairfield Village Square Proj.) Series A, 0.18% 9/7/12, LOC Fannie Mae, VRDN (c)(f)	21,720	21,720
Arlington County Indl. Dev. Auth. Multi-family Hsg. Rev. Series A, 0.21% 9/7/12, LOC Freddie Mac, VRDN (c)(f)	4,000	4,000
Fairfax County Econ. Dev. Auth. Indl. Dev. Rev. (The Lorton Arts Foundation, Inc. Proj.) Series 2010, 0.17% 9/7/12, LOC Wells Fargo Bank NA, VRDN (c)	13,000	13,000
Fairfax County Econ. Dev. Auth. Student Hsg. Rev. (George Mason Univ. Foundation, Inc., Proj.) Series 2003, 0.2% 9/7/12, LOC Bank of America NA, VRDN (c)	22,345	22,345
Fairfax County Gen. Oblig. Participating VRDN Series BC 11 104W, 0.19% 9/7/12 (Liquidity Facility Barclays Bank PLC) (c)(g)	10,055	10,055
Hampton Indl. Dev. Auth. Exempt Facilities Rev. (USA Waste of Virginia Landfills, Inc. Proj.) Series 2000, 0.22% 9/7/12, LOC Wells Fargo Bank NA, VRDN (c)(f)	10,000	10,000
Hampton Redev. & Hsg. Auth. Multi-family Hsg. Rev. (Avalon Pointe Proj.) Series 1996, 0.23% 9/7/12, LOC Fannie Mae, VRDN (c)(f)	6,387	6,387
Hanover County Econ. Dev. Auth. Rev. (Bon Secours Health Sys. Proj.):
Series 2008 D1, 0.17% 9/7/12, LOC Citibank NA, VRDN (c)	4,030	4,030
Series 2008 D2, 0.18% 9/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (c)	7,570	7,570
Henrico County Econ. Dev. Auth. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D, 0.18% 9/7/12, LOC JPMorgan Chase Bank, VRDN (c)	3,100	3,100
Newport News Indl. Dev. Auth. (CNU Warwick LLC Student Apts. Proj.) 0.23% 9/7/12, LOC Bank of America NA, VRDN (c)	3,780	3,780
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Prince William County Indl. Dev. Auth. Sewage Disp. Facilities Rev. (Dale Svc. Corp. Proj.):
Series 2000, 0.22% 9/7/12, LOC Wells Fargo Bank NA, VRDN (c)(f)	$ 4,830	$ 4,830
Series 2001, 0.22% 9/7/12, LOC Wells Fargo Bank NA, VRDN (c)(f)	4,700	4,700
Series 2006, 0.22% 9/7/12, LOC Wells Fargo Bank NA, VRDN (c)(f)	6,000	6,000
Richmond Pub. Util. Rev. Participating VRDN Series ROC II R 10410, 0.19% 9/7/12 (Liquidity Facility Citibank NA) (c)(g)	8,200	8,200
Sussex County Indl. Dev. Auth. Solid Waste Disp. Rev. (Atlantic Waste Disp. Proj.) 0.2% 9/7/12, LOC JPMorgan Chase Bank, VRDN (c)(f)	10,000	10,000
Virginia Commonwealth Trans. Board Rev. Participating VRDN Series WF 12 44C, 0.17% 9/7/12 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	4,030	4,030
Virginia Hsg. Dev. Auth. Participating VRDN Series Merlots 06 C3, 0.22% 9/7/12 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	4,190	4,190
Virginia Hsg. Dev. Auth. Commonwealth Mtg. Rev. Participating VRDN:
Series BA 1046, 0.27% 9/7/12 (Liquidity Facility Bank of America NA) (c)(f)(g)	27,260	27,260
Series BA 1047, 0.27% 9/7/12 (Liquidity Facility Bank of America NA) (c)(f)(g)	5,980	5,980
Series Merlots 07 C42, 0.22% 9/7/12 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	6,340	6,340
Series Putters 4115, 0.24% 9/4/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	12,245	12,245
Virginia Pub. School Auth. Participating VRDN Series CTE 05 38, 0.17% 9/7/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(g)	17,955	17,955
Virginia Resources Auth. Clean Wtr. Rev. Participating VRDN:
Series PT 4634, 0.31% 9/7/12 (Liquidity Facility Deutsche Postbank AG) (c)(g)	11,880	11,880
Series ROC II R 11923, 0.17% 9/7/12 (Liquidity Facility Citibank NA) (c)(g)	3,805	3,805
Virginia Small Bus. Fing. Auth. (Children's Hosp. of The King's Daughters, Inc. Proj.) Series 2006, 0.23% 9/7/12, LOC Bank of America NA, VRDN (c)	23,500	23,500
		256,902
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Washington - 3.6%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN Series Putters 2866, 0.18% 9/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	$ 8,280	$ 8,280
Chelan County Pub. Util. District #1 Rev. Participating VRDN Series BC 11 20B, 0.21% 9/7/12 (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	8,950	8,950
Eclipse Fdg. Trust Various States Participating VRDN Series Solar 06 2, 0.17% 9/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	9,600	9,600
Energy Northwest Elec. Rev. Participating VRDN Series MT 786, 0.2% 9/7/12 (Liquidity Facility Bank of America NA) (c)(g)	13,435	13,435
Everett Indl. Dev. Corp. Exempt Facilities Rev. 0.21% 9/7/12, VRDN (b)(c)(f)	19,200	19,200
King County Gen. Oblig. Participating VRDN Series ROC II R 11731, 0.17% 9/7/12 (Liquidity Facility Citibank NA) (c)(g)	9,810	9,810
King County Hsg. Auth. Rev. (Overlake TOD Hsg. Proj.) 0.21% 9/7/12, LOC Bank of America NA, VRDN (c)(f)	16,840	16,840
King County Swr. Rev. Participating VRDN Series Putters 3941, 0.18% 9/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	6,950	6,950
Pierce County Econ. Dev. Corp. Spl. Rev. (Weyerhaeuser Real Estate Proj.) Series 1997 A, 0.22% 9/7/12, LOC Bank of America NA, VRDN (c)	19,505	19,505
Port of Seattle Rev.:
Participating VRDN Series Putters 2020, 0.25% 9/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	7,430	7,430
Series 1997, 0.24% 9/7/12, LOC Bank of America NA, VRDN (c)(f)	108,830	108,830
Series 2008, 0.24% 9/7/12, LOC Landesbank Hessen-Thuringen, VRDN (c)(f)	15,000	15,000
Port of Vancouver Rev. (United Grain Corp. of Oregon Proj.) Series 2009, 0.2% 9/7/12, LOC Bank of America NA, VRDN (c)	25,000	25,000
Seattle Wtr. Sys. Rev. Participating VRDN Series MS 06 2170, 0.17% 9/7/12 (Liquidity Facility Wells Fargo & Co.) (c)(g)	2,530	2,530
Snohomish County Hsg. Auth. Hsg. Rev. (Ebey Arms Centerhouse Proj.) Series 2003, 0.2% 9/7/12, LOC Bank of America NA, VRDN (c)	8,170	8,170
Univ. of Washington Univ. Revs. Participating VRDN:
Series Putters 4086, 0.18% 9/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	7,455	7,455
Series Solar 07 75, 0.17% 9/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	38,120	38,120
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Univ. of Washington Univ. Revs. Participating VRDN: - continued
Series Solar 07 94, 0.17% 9/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	$ 2,687	$ 2,687
Vancouver Hsg. Auth. Rev. (Anthem Park at Uptown Village Proj.) 0.21% 9/7/12, LOC Bank of America NA, VRDN (c)(f)	3,450	3,450
Washington Econ. Dev. Fin. Auth. Econ. Dev. Rev. (Puget Sound Blood Ctr. Proj.) Series 2008 D, 0.17% 9/7/12, LOC Wells Fargo Bank NA, VRDN (c)	9,535	9,535
Washington Gen. Oblig. Participating VRDN:
Series DB 599, 0.21% 9/7/12 (Liquidity Facility Deutsche Bank AG) (c)(g)	4,725	4,725
Series Floaters 3040, 0.24% 9/7/12 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(g)	12,505	12,505
Series GS 06 7T, 0.17% 9/7/12 (Liquidity Facility Wells Fargo & Co.) (c)(g)	15,435	15,435
Series MT 745, 0.2% 9/7/12 (Liquidity Facility Bank of America NA) (c)(g)	26,465	26,465
Series Putters 3054, 0.18% 9/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	3,035	3,035
Series Putters 3501Z, 0.18% 9/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	11,660	11,660
Series Putters 3539, 0.18% 9/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	10,000	10,000
Series Putters 3854, 0.18% 9/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	3,500	3,500
Series putters 4033, 0.18% 9/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	5,100	5,100
Series ROC II R 759 PB, 0.27% 9/7/12 (Liquidity Facility Deutsche Postbank AG) (c)(g)	15,620	15,620
Series Solar 06 13, 0.17% 9/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	33,305	33,305
Washington Health Care Facilities Auth. Rev.:
(Southwest Washington Med. Ctr.) Series 2008 A, 0.19% 9/7/12, LOC Union Bank of California, VRDN (c)	29,600	29,600
Participating VRDN:
Series Putters 4038, 0.18% 9/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	5,000	5,000
Series Putters 4728, 0.2% 9/7/12 (Liquidity Facility Bank of America NA) (c)(g)	13,100	13,100
Series Solar 07 66, 0.17% 9/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	19,665	19,665
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Hsg. Fin. Commission Multi-family Hsg. Rev.:
(Avalon Ridge Apts. Proj.) Series 1999, 0.22% 9/7/12, LOC Fannie Mae, VRDN (c)(f)	$ 18,755	$ 18,755
(Ballard Landmark Inn Proj.) Series A, 0.19% 9/7/12, LOC Fed. Home Ln. Bank, San Francisco, VRDN (c)(f)	27,290	27,290
(Cedar Ridge Retirement Proj.) Series 2005 A, 0.2% 9/7/12, LOC Fed. Home Ln. Bank, San Francisco, VRDN (c)(f)	8,050	8,050
(Crestview Apts. Proj.) Series 2004, 0.18% 9/7/12, LOC Fannie Mae, VRDN (c)(f)	14,000	14,000
(Discovery Heights Apt. Proj.) Series 2010, 0.2% 9/7/12, LOC Bank of America NA, VRDN (c)	17,175	17,175
(Echo Lake Sr. Apts. Proj.) Series 2006, 0.18% 9/7/12, LOC Fannie Mae, VRDN (c)(f)	17,970	17,970
(Fairwinds Redmond Proj.) Series A, 0.19% 9/7/12, LOC Fed. Home Ln. Bank, San Francisco, VRDN (c)(f)	19,250	19,250
(Gardens Univ. Village Apt. Proj.) Series A, 0.17% 9/7/12, LOC Fannie Mae, VRDN (c)(f)	48,540	48,540
(Highland Park Apts. Proj.) Series A, 0.2% 9/7/12, LOC Fannie Mae, VRDN (c)(f)	9,040	9,040
(Merrill Gardens at Renton Centre Proj.) Series A, 0.18% 9/7/12, LOC Fannie Mae, VRDN (c)(f)	20,790	20,790
(Pinehurst Apts. Proj.) Series A, 0.19% 9/7/12, LOC Fannie Mae, VRDN (c)(f)	12,000	12,000
(Silver Creek Apts. Proj.) Series A, 0.19% 9/7/12, LOC Fannie Mae, VRDN (c)(f)	12,250	12,250
(The Cambridge Apts. Proj.) Series 2009, 0.17% 9/7/12, LOC Fannie Mae, VRDN (c)	10,500	10,500
(The Lodge at Eagle Ridge Proj.) Series A, 0.2% 9/7/12, LOC Fed. Home Ln. Bank, San Francisco, VRDN (c)(f)	9,485	9,485
(The Vintage at Everett Sr. Living Proj.) Series 2004 A, 0.18% 9/7/12, LOC Fannie Mae, VRDN (c)(f)	15,750	15,750
(The Vintage at Richland Sr. Living Proj.) Series 2004 A, 0.2% 9/7/12, LOC Fannie Mae, VRDN (c)(f)	7,535	7,535
(Urban Ctr. Apts. Proj.) Series 2012, 0.18% 9/7/12, LOC JPMorgan Chase Bank, VRDN (c)	9,100	9,100
(Vintage Mount Vernon Proj.) Series A, 0.2% 9/7/12, LOC Fannie Mae, VRDN (c)(f)	7,500	7,500
(Washington Terrace Sr. Apts. Proj.) Series 2010, 0.17% 9/7/12, LOC Fannie Mae, VRDN (c)	3,750	3,750
Washington Hsg. Fin. Commission Nonprofit Hsg. Rev. (Horizon House Proj.) Series 2005, 0.17% 9/7/12, LOC Wells Fargo Bank NA, VRDN (c)	43,400	43,400
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Hsg. Fin. Commission Nonprofit Rev. (YMCA of Pierce and Kitsap Countries Proj.):
Series 2010 A, 0.17% 9/7/12, LOC Wells Fargo Bank NA, VRDN (c)	$ 4,995	$ 4,995
Series 2010 B, 0.17% 9/7/12, LOC Wells Fargo Bank NA, VRDN (c)	9,870	9,870
		896,487
West Virginia - 0.4%
Harrison County Commission Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.22% 9/7/12, LOC Bank of America NA, VRDN (c)(f)	8,420	8,420
Marion County Solid Waste Disp. Rev. (Grant Town Cogeneration Proj.) Series 1990 A, 0.18% 9/7/12, LOC Deutsche Bank AG, VRDN (c)(f)	5,530	5,530
West Virginia Econ. Dev. Auth. Energy (Morgantown Energy Associates Proj.) Series 2011, 0.18% 9/7/12, LOC Union Bank of California, VRDN (c)(f)	23,200	23,200
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. (Appalachian Pwr. Co. - Amos Proj.):
Series 2008 B, 0.18% 9/7/12, LOC Mizuho Corporate Bank Ltd., VRDN (c)(f)	30,275	30,275
Series 2009 A, 0.17% 9/7/12, LOC Sumitomo Mitsui Banking Corp., VRDN (c)	11,175	11,175
Series 2009 B, 0.16% 9/7/12, LOC Sumitomo Mitsui Banking Corp., VRDN (c)	6,500	6,500
Wood County Commission Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.22% 9/7/12, LOC Bank of America NA, VRDN (c)(f)	6,580	6,580
		91,680
Wisconsin - 0.6%
Appleton Redev. Auth. Rev. (Fox Cities Performing Arts Ctr. Proj.) Series 2001 B, 0.18% 9/7/12, LOC JPMorgan Chase Bank, VRDN (c)	10,200	10,200
River Falls Indl. Dev. Rev. (Quadion Corp. Proj.) 0.21% 9/7/12, LOC U.S. Bank NA, Cincinnati, VRDN (c)(f)	1,010	1,010
Wisconsin Gen. Oblig. Participating VRDN Series Putters 4212, 0.18% 9/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	9,015	9,015
Wisconsin Health & Edl. Facilities Auth. Rev. Participating VRDN ROC II R 11837, 0.17% 9/7/12 (Liquidity Facility Citibank NA) (c)(g)	2,025	2,025
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Hsg. and Econ. Dev. Auth. Home Ownership Rev.:
Series 2002 I, 0.22% 9/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	$ 29,600	$ 29,600
Series D, 0.2% 9/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	48,450	48,450
Wisconsin Hsg. and Econ. Dev. Auth. Multi-family Hsg. Rev.:
Series 2007 A, 0.2% 9/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	7,310	7,310
Series 2008 A, 0.18% 9/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)	10,690	10,690
Wisconsin Trans. Rev. Participating VRDN Series Putters 4213, 0.18% 9/7/12 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	20,000	20,000
		138,300
Wyoming - 0.4%
Laramie County Indl. Dev. Rev. (Cheyenne Lt., Fuel & Pwr. Co. Proj.) Series 2009 A, 0.22% 9/7/12, LOC Wells Fargo Bank NA, VRDN (c)(f)	5,000	5,000
Wyoming Cmnty. Dev. Auth. Hsg. Rev.:
Series 2005-4, 0.19% 9/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	4,735	4,735
Series 2006-2, 0.19% 9/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	8,000	8,000
Series 2006-5, 0.19% 9/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	10,000	10,000
Series 2006-7, 0.19% 9/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	10,000	10,000
Series 2006-9, 0.19% 9/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	10,000	10,000
Series 2007-11, 0.19% 9/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	12,000	12,000
Series 2007-2, 0.19% 9/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	6,000	6,000
Series 2007-4, 0.19% 9/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	14,000	14,000
Series 2007-8, 0.19% 9/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	12,000	12,000
Series 2008-2, 0.19% 9/7/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	13,000	13,000
		104,735
TOTAL VARIABLE RATE DEMAND NOTE		16,043,582
Other Municipal Debt - 29.0%
	Principal Amount (000s)	Value (000s)
Alabama - 0.1%
Alabama Pub. School & College Auth. Rev. Bonds:
Series 2010 B, 5% 5/1/13	$ 4,380	$ 4,519
Series 2012 A, 5% 3/1/13	6,080	6,225
Auburn Univ. Gen. Fee Rev. Bonds Series WF 08 55C, 0.26%, tender 2/14/13 (Liquidity Facility Wells Fargo & Co.) (c)(g)(h)	23,525	23,525
		34,269
Alaska - 0.2%
Anchorage Gen. Oblig. Series 2008 A:
0.2% 11/16/12, LOC U.S. Bank NA, Cincinnati, CP (f)	20,000	20,000
0.21% 10/18/12, LOC U.S. Bank NA, Cincinnati, CP (f)	20,000	20,000
		40,000
Arizona - 0.5%
Arizona School Facilities Board Ctfs. of Prtn. Bonds Series 2008, 5% 9/1/12	24,580	24,580
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev.:
Series 2012 A, 0.19% 12/6/12, LOC Royal Bank of Canada, CP	40,300	40,300
Series 2012 B, 0.15% 9/4/12, LOC Wells Fargo Bank NA, CP	46,900	46,900
Salt River Proj. Agricultural Impt. Bonds 5% 12/1/12	6,145	6,218
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Bonds Series 2002 B, 5% 1/1/13 (Pre-Refunded to 1/1/13 @ 100)	4,200	4,267
Series C, 0.17% 9/6/12, CP	13,200	13,200
		135,465
California - 6.7%
Berkeley Gen. Oblig. TRAN 1% 7/11/13	18,700	18,828
California Dept. of Wtr. Resources Pwr. Supply Rev. Bonds:
Series 2010 M, 5% 5/1/13	1,000	1,032
Series 2011 N, 5% 5/1/13	3,300	3,405
California Edl. Facilities Auth. Rev. Bonds (Stanford Univ. Proj.) Series S3, 0.21% tender 3/28/13, CP mode	33,100	33,100
California Gen. Oblig. RAN:
Series A2, 2.5% 6/20/13	32,800	33,341
2.5% 5/30/13	300,000	304,820
California Health Facilities Fing. Auth. Rev. Bonds:
(Stanford Hosp. & Clinics Proj.) Series 2008 B2-2, 0.17%, tender 12/5/12 (c)	9,250	9,250
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Health Facilities Fing. Auth. Rev. Bonds: - continued
Series WF 12 7C, 0.26%, tender 2/14/13 (Liquidity Facility Wells Fargo Bank NA) (c)(g)(h)	$ 26,360	$ 26,360
California School Cash Reserve Prog. Auth. TRAN:
Series 2012 B, 2% 2/1/13	12,655	12,748
Series 2012 E, 2% 3/1/13	46,200	46,605
Series 2012 G, 2% 3/1/13	54,400	54,877
Series 2012 L, 2% 6/3/13	8,130	8,237
California State Univ. Rev. Series 2001 A, 0.19% 9/5/12, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	7,161	7,161
California Statewide Cmntys. Dev. Auth. Rev. TRAN Series A 3A, 1% 1/31/13	13,100	13,144
Fresno County Gen. Oblig. TRAN 2% 6/28/13	10,800	10,958
Los Angeles County Gen. Oblig.:
Series 2010 C, 0.19% 10/18/12, LOC Wells Fargo Bank NA, CP	7,000	7,000
TRAN:
Series 2012 A, 2% 2/28/13	114,210	115,226
Series 2012 B, 2% 3/29/13	118,500	119,729
Los Angeles County Schools Pooled Fing. Prog. Ctfs. of Prtn. TRAN Series 2012 B2, 2% 12/31/12	10,400	10,457
Los Angeles Dept. Arpt. Rev.:
Series B4, 0.19% 10/25/12, LOC Wells Fargo Bank NA, CP (f)	8,000	8,000
Series D4, 0.19% 10/25/12, LOC Wells Fargo Bank NA, CP	27,300	27,300
Los Angeles Gen. Oblig. TRAN Series 2012 B, 2% 3/28/13	62,100	62,741
Los Angeles Muni. Impt. Corp. Lease Rev.:
Series 2004 A1:
0.18% 10/15/12, LOC Wells Fargo Bank NA, CP	22,000	22,000
0.21% 12/13/12, LOC Wells Fargo Bank NA, CP	13,503	13,503
Series 2004 A2. 0.19% 11/5/12, LOC JPMorgan Chase Bank, CP	15,000	15,000
Los Angeles Unified School District:
Bonds Series 2005 C, 5% 7/1/13	2,545	2,646
TRAN Series 2012 A2, 1% 2/28/13	84,600	84,943
Orange County Local Trans. Auth. Sales Tax Rev. Series 2012 A, 0.2% 12/5/12, LOC JPMorgan Chase Bank, CP	25,000	25,000
Orange County Spl. Fing. Auth. Teeter Plan Rev.:
0.19% 11/7/12, LOC Wells Fargo Bank NA, CP	9,200	9,200
0.19% 11/8/12, LOC Wells Fargo Bank NA, CP	32,600	32,600
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
California - continued
Riverside County Gen. Oblig. TRAN:
Series 2012 A, 2% 3/29/13	$ 51,200	$ 51,734
Series 2012 B, 2% 6/28/13	23,000	23,339
Sacramento Muni. Util. District Elec. Rev. Series K1, 0.19% 12/6/12, LOC JPMorgan Chase Bank, CP	3,600	3,600
San Bernardino County Gen. Oblig. TRAN 2% 6/28/13	19,600	19,888
San Diego County Reg'l. Arpt. Auth. Series 2007 B, 0.23% 9/12/12, LOC Lloyds TSB Bank PLC, CP (f)	20,729	20,729
San Diego County Wtr. Auth. Wtr. Rev. Bonds Series WF 08 29C, 0.26%, tender 2/14/13 (Liquidity Facility Wells Fargo & Co.) (c)(g)(h)	22,000	22,000
San Diego Unified School District TRAN Series A1, 2% 1/31/13	52,600	52,994
San Francisco City & County Unified School District TRAN Series 2012 A, 2% 6/28/13	85,000	86,249
San Francisco County Trans. Auth. Series 2004 A:
0.18% 11/5/12, LOC Wells Fargo Bank NA, CP	27,215	27,215
0.18% 11/8/12, LOC Wells Fargo Bank NA, CP	56,250	56,250
Santa Clara Valley Wtr. District Wtr. Util. Rev. Series 2010 A2:
0.18% 10/4/12, LOC JPMorgan Chase Bank, CP	15,335	15,335
0.19% 9/6/12, LOC JPMorgan Chase Bank, CP	27,320	27,320
Univ. of California Revs. Bonds Series Floaters 09 7C, 0.26%, tender 2/14/13 (Liquidity Facility Wells Fargo & Co.) (c)(g)(h)	8,600	8,600
Ventura County Gen. Oblig. TRAN 2.5% 7/1/13	89,270	90,975
		1,645,439
Colorado - 0.5%
Colorado Ed. Ln. Prog. TRAN Series 2012 B, 2% 6/27/13	93,400	94,773
Denver City & County Board Wtr. Rev. Bonds Series 2012 B, 2% 12/15/12	2,615	2,628
Univ. of Colorado Enterprise Sys. Rev. Bonds Series WF 11 128C, 0.23%, tender 1/24/13 (Liquidity Facility Wells Fargo Bank NA) (c)(g)(h)	18,365	18,365
		115,766
District Of Columbia - 0.6%
District of Columbia Income Tax Rev. Bonds:
Series 2011 C, 0.22% 12/1/12 (c)	3,415	3,415
Series WF 11 145C, 0.26%, tender 2/14/13 (Liquidity Facility Wells Fargo Bank NA) (c)(g)(h)	13,535	13,535
District of Columbia Rev. Bonds:
(American Nat'l. Red Cross Proj.) Series 2000, 0.2% tender 10/19/12, LOC JPMorgan Chase Bank, CP mode	41,600	41,600
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - continued
District of Columbia Rev. Bonds: - continued
(Nat'l. Academy of Sciences Proj.) 0.22% tender 9/4/12, LOC Bank of America NA, CP mode	$ 41,000	$ 41,000
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Series 1, 0.2% 11/7/12, LOC JPMorgan Chase Bank, CP	41,100	41,100
		140,650
Florida - 1.5%
Florida Board of Ed. Lottery Rev. Bonds Series 2006 B, 5% 7/1/13	3,000	3,119
Florida Board of Ed. Pub. Ed. Cap. Outlay Bonds Series 2012 B, 5% 6/1/13	10,000	10,357
Florida Dept. of Envir. Protection Rev. Bonds:
Series 2003 B, 5% 7/1/13	6,760	7,024
Series 2011 A, 4% 7/1/13	4,000	4,123
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Bonds Series 2008 A, 5% 7/1/13	10,175	10,563
Florida Local Govt. Fin. Cmnty.:
Series 2011 A1, 0.2% 10/4/12, LOC JPMorgan Chase Bank, CP	8,414	8,414
Series 2011 B1, 0.22% 10/4/12, LOC JPMorgan Chase Bank, CP (f)	12,975	12,975
Hillsborough County Cap. Impt. Prog. Rev.:
Series 2012 A, 0.19% 9/20/12, LOC State Street Bank & Trust Co., Boston, CP	23,140	23,140
Series A:
0.19% 10/11/12, LOC State Street Bank & Trust Co., Boston, CP	2,400	2,400
0.2% 11/15/12, LOC State Street Bank & Trust Co., Boston, CP	7,500	7,500
Jacksonville Elec. Auth. Elec. Sys. Rev. Series C1, 0.17% 10/3/12, CP	41,300	41,300
Jacksonville Gen. Oblig. Series 2004 A, 0.27% 10/1/12, LOC Landesbank Baden-Wuert, CP	14,990	14,990
Jacksonville Poll. Cont. Rev. Bonds (Florida Pwr. & Lt. Co. Proj.):
Series 1992, 0.21% tender 9/18/12, CP mode	20,300	20,300
Series 1994, 0.21% tender 9/18/12, CP mode	30,855	30,855
JEA Saint Johns River Pwr. Park Sys. Rev. Bonds Series 23 Issue 2, 3% 10/1/12	22,920	22,972
Manatee County School District TAN Series 2012, 2% 5/1/13	36,100	36,529
Miami-Dade County School District TAN Series 2012, 2.5% 2/28/13	83,500	84,438
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Orlando & Orange County Expressway Auth. Rev. Bonds Series 2003 A, 5% 7/1/13	$ 4,710	$ 4,887
Orlando Utils. Commission Util. Sys. Rev. Bonds Series 2011 A, 0.28%, tender 3/29/13 (c)	14,500	14,500
Sunshine State Govt. Fing. Commission Rev. Bonds Series 2011 A, 5% 9/1/12	2,880	2,880
Tampa Health Sys. Rev. Bonds Series 2012 B, 0.27%, tender 3/29/13 (c)	14,515	14,515
		377,781
Georgia - 0.2%
Cobb County Gen. Obligations TAN Series 2012, 1.5% 11/30/12	30,000	30,097
Georgia Gen. Oblig. Bonds Series WF 08 12C, 0.23%, tender 1/24/13 (Liquidity Facility Wells Fargo & Co.) (c)(g)(h)	14,145	14,145
Georgia Road & Thruway Auth. Rev. Bonds Series 2011 A, 4% 3/1/13	3,000	3,057
Muni. Elec. Auth. of Georgia Bonds (Gen. Resolution Projs.) Series 1985 A, 0.19% tender 9/14/12, LOC Barclays Bank PLC, CP mode	8,050	8,050
		55,349
Hawaii - 0.0%
Hawaii Gen. Oblig. Bonds Series 2002 CY, 5.75% 2/1/13	3,000	3,069
Idaho - 0.6%
Idaho Gen. Oblig. TAN Series 2012, 2% 6/28/13	150,000	152,214
Illinois - 0.4%
Chicago O'Hare Int'l. Arpt. Rev. Series 2011 A1, 0.2% 9/13/12, LOC JPMorgan Chase Bank, CP (f)	39,508	39,508
DuPage County Gen. Oblig. Bonds Series Merlots 00 A9, 0.23%, tender 1/23/13 (Liquidity Facility Wells Fargo Bank NA) (c)(g)(h)	9,710	9,710
Illinois Fin. Auth. Rev. Bonds (Advocate Health Care Network Proj.):
Series 2008 A1, 0.22%, tender 1/24/13 (c)	7,500	7,500
Series 2008 A2, 1.4%, tender 2/1/13 (c)	2,375	2,386
Series 2011 B, 0.29%, tender 3/29/13 (c)	11,700	11,700
Illinois Health Facilities Auth. Rev. Bonds Series 2003 C, 0.25%, tender 4/19/13 (c)	9,000	9,000
Illinois Unemployment Ins. Fund Bldg. Receipts Bonds Series 2012 A, 2% 6/15/13	8,500	8,614
		88,418
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Indiana - 0.3%
Indiana Fin. Auth. Rev. Bonds:
(Trinity Health Sys. Proj.) Series D2:
0.18% tender 11/15/12, CP mode	$ 17,900	$ 17,900
0.19% tender 11/15/12, CP mode	20,400	20,400
Series 2012 B, 1.5% 2/1/13	4,445	4,469
Indianapolis Gas Util. Sys. Rev. Series 2001 A2:
0.2% 11/7/12, LOC JPMorgan Chase Bank, CP	18,000	18,000
0.2% 11/7/12, LOC JPMorgan Chase Bank, CP	25,000	25,000
		85,769
Kansas - 0.1%
City of Lawrence BAN Series 2011 I, 2% 10/1/12	14,375	14,395
Kansas Dept. of Trans. Hwy. Rev. Bonds Series 2012 A1, 0.2% 9/1/13 (c)	7,400	7,400
		21,795
Kentucky - 0.3%
Jefferson County Poll. Cont. Bonds (Louisville Gas & Elec. Co. Proj.) Series A2, 0.4% tender 9/26/12, CP mode (f)	30,000	30,000
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.34% tender 9/18/12, CP mode	9,600	9,600
Trimble County Poll. Cont. Rev. Bonds:
Series 2001 A, 0.35% tender 10/4/12, CP mode	19,800	19,800
Series 2001 B, 0.4% tender 9/26/12, CP mode (f)	8,600	8,600
		68,000
Louisiana - 0.0%
Louisiana Gas & Fuel Tax Rev. Bonds Series 2012 A1, 2.5% 5/1/13	7,290	7,401
Maryland - 0.6%
Baltimore County Gen. Oblig.:
Series 2011 Q:
0.18% 10/15/12 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	31,000	31,000
0.19% 11/5/12 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	33,600	33,600
0.19% 11/13/12 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	53,000	53,000
Series 2011, 0.15% 9/10/12 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	12,940	12,940
Maryland Gen. Oblig. Bonds:
First Series 2001, 5.5% 3/1/13	7,285	7,477
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Maryland Gen. Oblig. Bonds: - continued
First Series 2007, 5% 3/15/13	$ 5,950	$ 6,103
Maryland Stadium Auth. Sports Facilities Bonds Series 2011 B, 1.5% 12/15/12 (f)	6,555	6,574
		150,694
Massachusetts - 0.2%
Massachusetts Dev. Fin. Agcy. Electrical Utils. Rev. (Nantucket Elec. Co. Proj.) Bonds Series 2005, 0.47% tender 9/7/12, CP mode (f)	24,400	24,400
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992, 0.45% tender 9/6/12, CP mode	8,100	8,100
Series 1993 A, 0.42% tender 9/7/12, CP mode	15,000	15,000
Series 1993 B:
0.45% tender 9/26/12, CP mode	950	950
0.5% tender 9/14/12, CP mode	7,150	7,150
Massachusetts State Dev. Fin. Agcy. Elec. Util. Rev. Bonds (Nantucket Elec. Co. Proj.) Series 2007, 0.4% tender 9/26/12, CP mode (f)	1,100	1,100
		56,700
Michigan - 0.5%
Michigan Bldg. Auth. Rev. Series 6, 0.22% 9/27/12, LOC State Street Bank & Trust Co., Boston, LOC U.S. Bank NA, Cincinnati, CP	36,200	36,200
Michigan Fin. Auth. Rev. Bonds Series 2011, 2% 10/1/12	7,775	7,786
Michigan Hosp. Fin. Auth. Rev. Bonds (Trinity Health Sys. Proj.) Series 2008 C:
0.18% tender 10/9/12, CP mode	43,325	43,325
0.18% tender 12/3/12, CP mode	26,030	26,030
		113,341
Minnesota - 0.3%
Hennepin County Gen. Oblig. Bonds Series 2012 A, 3% 12/1/12	2,375	2,391
Metropolitan Council Gen. Oblig. Rev. Bonds:
Series 2011 C, 0.25% 3/1/13	10,000	10,000
Series 2012 C, 3% 3/1/13	12,390	12,563
Minnesota Gen. Oblig. Bonds:
Series 2009 H, 5% 11/1/12 (Escrowed to Maturity)	7,150	7,207
Series 2012 B, 5% 8/1/13	5,850	6,105
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
Univ. of Minnesota Gen. Oblig.:
Series 2007 C:
0.18% 10/9/12, CP	$ 9,050	$ 9,050
0.18% 12/5/12, CP	11,600	11,600
Series 2009 D, 0.19% 2/6/13, CP	9,000	9,000
		67,916
Mississippi - 0.1%
Mississippi Gen. Oblig. Bonds (Notes Proj.) Series 2005 C, 5% 12/1/12	4,980	5,039
Mississippi Hosp. Equip. & Facilities Auth. Bonds (Baptist Memorial Health Care Proj.) Series 2004 B2, 0.21%, tender 1/9/13 (c)(h)	10,000	10,000
		15,039
Missouri - 0.2%
Missouri Health & Edl. Facilities Auth. Health Facilities Rev. Bonds (CoxHealth Proj.) 0.18% tender 12/3/12, LOC Bank of Nova Scotia New York Branch, CP mode	22,000	22,000
Saint Louis Gen. Fund Rev. TRAN Series 2012, 2% 5/30/13	16,300	16,515
		38,515
Montana - 0.0%
Montana Board of Invt. Bonds Series 1998, 0.22%, tender 3/1/13 (c)	6,470	6,470
Nebraska - 0.2%
Lincoln Elec. Sys. Rev. Bonds Series 2002, 5% 9/1/12	5,000	5,000
Omaha Pub. Pwr. District Elec. Rev.:
Series 2012 A:
0.18% 9/19/12, CP	10,000	10,000
0.18% 9/27/12, CP	15,000	15,000
0.19% 10/1/12, CP	5,200	5,200
Series A, 0.18% 9/17/12, CP	13,500	13,500
		48,700
Nevada - 0.2%
Clark County Fuel Tax Bonds Series 2010 D, 5% 7/1/13	3,735	3,880
Truckee Meadows Wtr. Auth. Wtr. Rev.:
Series 2006 A, 0.18% 9/13/12, LOC JPMorgan Chase Bank, CP	26,900	26,900
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Truckee Meadows Wtr. Auth. Wtr. Rev.: - continued
Series 2006 B:
0.17% 9/5/12, LOC Wells Fargo Bank NA, CP	$ 13,100	$ 13,100
0.17% 9/5/12, LOC Wells Fargo Bank NA, CP	16,600	16,600
		60,480
New Hampshire - 0.3%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1990 A, 0.5% tender 9/6/12, CP mode (f)	8,350	8,350
Series 1990 B, 0.5% tender 9/14/12, CP mode	19,800	19,800
Series A1, 0.4% tender 9/26/12, CP mode (f)	35,500	35,500
New Hampshire Gen. Oblig. Bonds Series 2009 B, 5% 3/1/13	5,450	5,580
Rockingham County Gen. Oblig. TAN 0.75% 12/20/12	13,500	13,523
		82,753
New Mexico - 0.0%
New Mexico Gen. Oblig. Bonds Series 2008 A, 5% 3/1/13	1,560	1,597
New York - 0.8%
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 7, 0.22% 5/20/13, CP	34,200	34,200
New York City Transitional Fin. Auth. Rev. Bonds Series E, 4% 11/1/12	2,000	2,012
New York Local Govt. Assistance Corp. Bonds Series 2007 A, 5% 4/1/13	8,520	8,758
New York Metropolitan Trans. Auth. Rev.:
Series 2C, 0.16% 9/4/12, LOC Royal Bank of Canada, CP	15,800	15,800
Series 2D, 0.19% 9/21/12, LOC Citibank NA, CP	30,000	30,000
New York Thruway Auth. Hwy. & Bridge Trust Fund Bonds Series 2005 B, 5% 4/1/13	3,225	3,315
New York Thruway Auth. Personal Income Tax Rev. Bonds Series 2011 A, 3% 3/15/13	5,000	5,075
New York Thruway Auth. Svc. Contract Rev. Bonds Series 2012 A, 2% 4/1/13	60,685	61,324
Suffolk County Wtr. Auth. BAN Series 2012 A, 2% 1/15/13	32,900	33,119
		193,603
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
New York & New Jersey - 0.1%
Port Auth. of New York & New Jersey:
Bonds 131st Series, 5% 12/15/12 (f)	$ 2,000	$ 2,027
Series B, 0.18% 11/14/12, CP	12,080	12,080
		14,107
North Carolina - 0.4%
Board of Governors of the Univ. of North Carolina Series D:
0.18% 12/3/12, CP	6,400	6,400
0.18% 12/3/12, CP	11,300	11,300
0.19% 2/6/13, CP	3,000	3,000
Charlotte Ctfs. of Prtn. Bonds Series 2012 A, 3% 12/1/12	3,610	3,635
Charlotte Gen. Oblig. Series 2009, 0.2% 9/18/12 (Liquidity Facility Wells Fargo Bank NA), CP	6,000	6,000
Durham County Gen. Oblig. Bonds Series 2012, 3% 4/1/13	6,990	7,104
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Bonds Series 2012 A, 4% 1/1/13	2,995	3,030
North Carolina Gen. Oblig. Bonds:
Series 2003 A, 5.25% 3/1/13	4,650	4,767
Series 2005 B, 5% 4/1/13	2,350	2,415
Series A, 5.5% 3/1/13	13,750	14,112
North Carolina Med. Care Commission Health Care Facilities Rev. Bonds Series 2012 A, 2% 10/1/12	5,635	5,643
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Bonds Series 2008 A, 5.25% 1/1/13	3,930	3,995
Pender County Gen. Oblig. BAN 0.5% 10/17/12	17,500	17,505
Wake County Gen. Oblig. Bonds:
Series 2004, 4.5% 3/1/13	5,250	5,362
Series 2007, 5% 3/1/13	1,400	1,433
		95,701
Ohio - 0.3%
Franklin County Hosp. Rev. Bonds (U.S. Health Corp. of Columbus Proj.) Series 2011 B, 0.25%, tender 7/9/13 (c)	4,200	4,200
Ohio Higher Edl. Facility Commission Rev. Bonds (The Cleveland Clinic Foundation Proj.):
Series 2008 B5:
0.16% tender 9/13/12, CP mode	7,200	7,200
0.17% tender 10/23/12, CP mode	10,000	10,000
0.19% tender 10/4/12, CP mode	12,400	12,400
0.2% tender 10/11/12, CP mode	18,650	18,650
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Higher Edl. Facility Commission Rev. Bonds (The Cleveland Clinic Foundation Proj.): - continued
Series 2008 B6:
0.16% tender 9/13/12, CP mode	$ 8,600	$ 8,600
0.17% tender 10/23/12, CP mode	8,800	8,800
		69,850
Oklahoma - 0.0%
Oklahoma City Wtr. Utils. Trust Wtr. and Swr. Rev.:
Series 2012 A, 0.19% 10/10/12, LOC State Street Bank & Trust Co., Boston, CP	8,205	8,205
Series A, 0.2% 11/8/12, LOC State Street Bank & Trust Co., Boston, CP	4,000	4,000
		12,205
Oregon - 1.3%
Clackamas County Hosp. Facility Auth. Bonds (Providence Health Sys. Proj.):
Series 2003 D, 0.19% tender 12/11/12, CP mode	20,500	20,500
Series 2003 E 0.18% tender 10/3/12, CP mode	10,000	10,000
Series 2003 E:
0.18% tender 11/15/12, CP mode	8,000	8,000
0.19% tender 12/5/12, CP mode	8,000	8,000
0.19% tender 12/11/12, CP mode	6,000	6,000
Series 2003 G:
0.16% tender 9/4/12, CP mode	14,400	14,400
0.19% tender 12/5/12, CP mode	21,525	21,525
Series F:
0.16% tender 9/4/12, CP mode	10,000	10,000
0.17% tender 10/3/12, CP mode	15,000	15,000
0.17% tender 10/3/12, CP mode	10,000	10,000
0.18% tender 12/5/12, CP mode	5,000	5,000
Oregon Gen. Oblig.:
Bonds Series 2012 L, 1% 11/1/12	14,590	14,610
TAN Series 2012 A, 2% 6/28/13	140,700	142,781
Portland Gen. Oblig. TAN Series 2012, 2% 6/27/13	21,030	21,340
Salem-Keizer School District #24J Bonds Series WF 09 4Z, 0.23%, tender 1/24/13 (Liquidity Facility Wells Fargo & Co.) (c)(g)(h)	16,595	16,595
		323,751
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - 0.0%
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed. BAN Series 2012, 2% 7/2/13	$ 13,300	$ 13,498
South Carolina - 1.1%
Aiken County Consolodated School District Bonds Series 2012, 2% 4/1/13	5,750	5,810
Charleston County School District:
Bonds Series 2010 A, 3% 2/1/13	4,020	4,066
TAN Series 2012, 1% 4/1/13	51,500	51,739
Florence City School District #1 Bonds Series 2012, 3% 3/1/13	11,980	12,147
Oconee County School District Bonds Series 2012, 2% 3/1/13	5,515	5,563
South Carolina Assoc. of Governmental Organizations Ctfs. of Prtn. Bonds:
Series 2012 A, 2% 3/1/13 (South Carolina Gen. Oblig. Guaranteed)	56,600	57,110
Series 2012 E, 4% 3/1/13 (South Carolina Gen. Oblig. Guaranteed) (b)	3,765	3,829
South Carolina Gen. Oblig. Bonds:
Series 2009 A, 4% 10/1/12	3,020	3,029
Series 2011 A:
5% 3/1/13	5,000	5,119
5% 3/1/13	2,000	2,048
Series 2012 A, 4% 4/1/13	5,880	6,009
South Carolina Pub. Svc. Auth. Rev.:
Series 2010 A:
0.17% 9/6/12, CP	15,126	15,126
0.18% 9/7/12, CP	25,000	25,000
0.18% 9/12/12, CP	11,490	11,490
Series 2010 B:
0.17% 9/13/12, CP	4,844	4,844
0.18% 10/4/12, CP	18,420	18,420
0.18% 11/16/12, CP	2,604	2,604
Series 2010 C, 0.18% 9/4/12, CP	8,298	8,298
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.) 0.4% tender 9/4/12, CP mode	22,400	22,400
		264,651
Tennessee - 0.0%
Tennessee Gen. Oblig. Bonds:
Series 1999 A, 5% 5/1/13	1,845	1,903
Series 2007 A, 5% 10/1/12	2,000	2,008
		3,911
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Texas - 7.0%
Alief Independent School District Bonds Series 2012, 2% 2/15/13 (Permanent School Fund of Texas Guaranteed)	$ 2,235	$ 2,252
Austin Elec. Util. Sys. Rev. Bonds:
Series 1998, 6.75% 11/15/12	1,300	1,317
Series 2006 A, 5% 11/15/12	2,250	2,272
Series 2007, 5% 11/15/12	1,280	1,292
Austin Gen. Oblig. Bonds:
Series 2011 A, 2.25% 9/1/12	8,400	8,400
Series A, 2% 9/1/12	15,235	15,235
Austin Wtr. & Wastewtr. Sys. Rev. Bonds Series WF 11 139C, 0.26%, tender 2/14/13 (Liquidity Facility Wells Fargo Bank NA) (c)(g)(h)	20,990	20,990
Board of Regents of The Texas A&M Univ. Sys. Permanent Univ. Fund Series A, 0.17% 9/7/12, CP	25,000	25,000
Dallas Independent School District Bonds Series 2009, 5% 2/15/13	1,000	1,021
Eanes Independent School District Bonds Series 2011, 3% 8/1/13 (Permanent School Fund of Texas Guaranteed)	1,000	1,025
Fort Bend Independent School District Bonds Series 2009, 4% 2/15/13	1,000	1,017
Frisco Independent School District Bonds Series WF 11 1C, 0.23%, tender 1/24/13 (Liquidity Facility Wells Fargo Bank NA) (c)(g)(h)	13,600	13,600
Harris County Gen. Oblig.:
Bonds Series 2004 A, 5% 10/1/12	3,980	3,996
Series A1, 0.19% 12/18/12 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	6,450	6,450
Series D:
0.19% 11/8/12 (Liquidity Facility JPMorgan Chase Bank), CP	2,440	2,440
0.19% 12/6/12 (Liquidity Facility JPMorgan Chase Bank), CP	17,860	17,860
TAN Series 2012:
1% 2/28/13	118,400	118,877
2% 2/28/13	20,300	20,483
Harris County Metropolitan Trans. Auth.:
Series A1:
0.19% 9/6/12 (Liquidity Facility JPMorgan Chase Bank), CP	10,000	10,000
0.2% 9/10/12 (Liquidity Facility JPMorgan Chase Bank), CP	34,300	34,300
Series A3, 0.19% 9/6/12 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	4,000	4,000
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Houston Gen. Oblig. Series A, 0.29% 10/1/12, LOC Union Bank of California, CP	$ 23,100	$ 23,100
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Series A:
0.19% 10/3/12, CP	10,000	10,000
0.21% 9/19/12, CP	9,725	9,725
Houston Util. Sys. Rev. Series 2012 B2:
0.18% 9/12/12, LOC Wells Fargo Bank NA, CP	20,000	20,000
0.19% 9/13/12, LOC Wells Fargo Bank NA, CP	12,500	12,500
Houston Wtr. & Swr. Sys. Rev. Bonds Series C, 0% 12/1/12	18,750	18,737
Killeen Independent School District Bonds Series 2012, 3% 2/15/13 (Permanent School Fund of Texas Guaranteed)	2,190	2,218
Lower Colorado River Auth. Rev.:
0.19% 11/5/12, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	14,750	14,750
0.19% 11/13/12, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	42,400	42,400
0.2% 10/16/12, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	12,900	12,900
North Central Texas Health Facilities Dev. Corp. Bonds Series WF 09 33C, 0.23%, tender 1/24/13 (Liquidity Facility Wells Fargo & Co.) (c)(g)(h)	7,200	7,200
North East Texas Independent School District Bonds Series 2012, 2% 8/1/13 (Permanent School Fund of Texas Guaranteed)	2,155	2,190
North Texas Muni. Wtr. District Upper East Fork Wastewtr. Interceptor Sys. Bonds Series 2012, 2% 6/1/13 (b)	2,145	2,171
North Texas Tollway Auth. Rev. Bonds Series 2009 D:
0.23% tender 11/7/12, LOC JPMorgan Chase Bank, CP mode	10,000	10,000
0.24% tender 10/30/12, LOC JPMorgan Chase Bank, CP mode	11,000	11,000
San Antonio Elec. & Gas Sys. Rev.:
Bonds:
Series 2002, 5.375% 2/1/13	7,300	7,457
5.25% 2/1/13	10,000	10,210
Series 2012 A:
0.22% 10/15/12, CP	35,800	35,800
0.22% 10/17/12, CP	35,000	35,000
San Antonio Wtr. Sys. Rev. Series 2001 A:
0.2% 10/4/12, CP	38,500	38,500
0.24% 9/5/12, CP	12,500	12,500
0.24% 9/6/12, CP	69,130	69,130
0.27% 10/3/12, CP	12,800	12,800
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
San Antonio Wtr. Sys. Rev. Series 2001 A: - continued
0.27% 10/3/12, CP	$ 1,805	$ 1,805
Spring Branch Independent School District Bonds Series WF 11 140C, 0.26%, tender 2/14/13 (Liquidity Facility Wells Fargo Bank NA) (c)(g)(h)	25,500	25,500
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Bonds (Baylor Health Care Sys. Proj.) Series 2011 B, 0.3%, tender 3/29/13 (c)	6,300	6,300
Texas A&M Univ. Rev. Series 1993 B:
0.17% 11/8/12, CP	30,600	30,600
0.18% 9/18/12, CP	22,300	22,300
0.18% 12/5/12, CP	52,800	52,800
Texas Gen. Oblig.:
Bonds Series 2010 B. 5% 4/1/13	3,600	3,700
TRAN 2.5% 8/30/13	806,000	824,220
Texas Pub. Fin. Auth. Rev. Bonds Series 2010 A, 4% 7/1/13	7,220	7,447
Texas State Univ. Sys. Fing. Rev. Bonds 5% 3/15/13	2,000	2,051
Texas Trans. Commission State Hwy. Fund Rev. Bonds Series 2006 A, 5% 4/1/13	2,250	2,313
Univ. of Texas Board of Regents Sys. Rev. Bonds Series 2004 B, 5.25% 8/15/13	8,985	9,416
		1,720,567
Utah - 0.7%
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Series 1997 B:
0.19% 10/4/12 (Liquidity Facility Bank of Nova Scotia), CP	17,200	17,200
0.2% 12/18/12 (Liquidity Facility JPMorgan Chase Bank), CP	55,200	55,200
Series 1997 B1, 0.19% 12/19/12 (Liquidity Facility Bank of Nova Scotia), CP	22,900	22,900
Series 1998 B4, 0.18% 11/7/12 (Liquidity Facility JPMorgan Chase Bank), CP	87,300	87,300
		182,600
Vermont - 0.1%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. Bonds Series WF 10 27C, 0.28%, tender 1/24/13 (Liquidity Facility Wells Fargo Bank NA) (c)(g)(h)	25,820	25,820
Virginia - 1.2%
Fairfax County Gen. Oblig. Bonds Series 2012 A, 3% 4/1/13	10,880	11,058
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Fairfax County Indl. Dev. Auth. Bonds (Inova Health Sys. Proj.) Series 2012 C, 0.25%, tender 3/29/13 (c)	$ 23,200	$ 23,200
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1992, 1.25% tender 9/12/12, CP mode (f)	18,200	18,200
Norfolk Econ. Dev. Auth. Hosp. Facilities Rev. Bonds (Sentara Healthcare Proj.):
Series 2010 B, 0.29%, tender 3/29/13 (c)	14,355	14,355
Series 2012 A, 0.25%, tender 3/29/13 (c)	13,300	13,300
Norfolk Econ. Dev. Auth. Rev. Series 1997:
0.18% 11/16/12, CP	20,500	20,500
0.18% 12/6/12, CP	13,800	13,800
Prince William County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) 1.2% tender 9/12/12, CP mode	11,200	11,200
Univ. of Virginia Gen. Rev.:
Bonds Series A:
0.16% tender 10/4/12, CP mode	20,000	20,000
0.17% tender 9/6/12, CP mode	16,629	16,629
0.18% tender 12/6/12, CP mode	4,000	4,000
Series 2003 A:
0.17% 9/6/12, CP	18,455	18,455
0.18% 10/9/12, CP	18,100	18,100
0.18% 12/5/12, CP	10,000	10,000
0.18% 12/5/12, CP	3,300	3,300
Virginia Beach Gen. Oblig. Bonds Series 2012 A, 5% 4/1/13	3,250	3,340
Virginia College Bldg. Auth. Edl. Facilities Rev. Bonds:
(21st Century College and Equip. Prog.) Series 2011 A, 3% 2/1/13	7,690	7,779
Series 2012 A, 3% 2/1/13	18,635	18,853
Virginia Commonwealth Trans. Board Bonds:
Series 2002, 5% 9/27/12	1,625	1,631
Series 2012 A, 3% 9/15/12	6,345	6,352
Virginia Commonwealth Trans. Board Rev. Bonds:
(Route 28 Proj.) Series 2012, 2% 4/1/13	5,640	5,699
(Trans. Cap. Proj.) 3% 5/15/13	14,365	14,647
(Transprotation District Prog.) Series 2012 A, 2.5% 5/15/13	8,040	8,169
Virginia Pub. School Auth. Bonds Series XII, 3% 4/15/13	10,385	10,566
		293,133
Washington - 0.3%
Central Puget Sound Reg'l. Trans. Auth. Sales Tax & Motor Vehicle Excise Tax Rev. Bonds Series 2012 P1, 2% 2/1/13	13,115	13,213
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Energy Northwest Elec. Rev. Bonds (#1 Proj.):
Series 2004 A, 5.25% 7/1/13	$ 2,105	$ 2,193
Series 2006 A, 5% 7/1/13	1,825	1,897
King County Swr. Rev. Bonds Series 2012 B, 5% 1/1/13	8,000	8,128
Port of Seattle Rev. Series 2001 B1, 0.35% 9/6/12, LOC Bank of America NA, CP (f)	17,655	17,655
Seattle Gen. Oblig. Bonds Series 2009, 5% 5/1/13	6,540	6,748
Seattle Muni. Lt. & Pwr. Rev. Bonds:
Series 2008, 5% 4/1/13	1,400	1,439
Series 2010 B, 3% 2/1/13	4,350	4,400
Washington Gen. Oblig. Bonds:
Series 2011 A, 5% 1/1/13	1,150	1,168
Series 2013 A, 4% 7/1/13	5,000	5,157
Series 2013 B:
3% 1/1/13 (b)	2,880	2,906
3% 7/1/13 (b)	4,015	4,106
		69,010
West Virginia - 0.1%
Grant County Cmnty. Solid Waste Disp. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1996, 0.5% tender 9/7/12, CP mode (f)	20,000	20,000
Grant County Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1986, 1.25% tender 9/12/12, CP mode (f)	7,400	7,400
		27,400
Wisconsin - 1.0%
Madison Gen. Oblig. Bonds Series 2010 E, 4% 10/1/12	2,300	2,307
Milwaukee Gen. Oblig.:
Bonds Series 2011 N3, 5% 5/15/13	4,300	4,445
RAN Series 2012 R1, 1.25% 12/4/12	15,300	15,344
Wisconsin Gen. Oblig.:
Bonds:
Series 1:
5% 5/1/13	2,405	2,482
5.5% 5/1/13	2,000	2,070
Series 2008 C, 4% 5/1/13	5,000	5,125
Series 2009 C, 3% 5/1/13	1,000	1,018
Series 2005 A:
0.18% 12/3/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	15,700	15,700
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Gen. Oblig.: - continued
Series 2005 A:
0.19% 12/6/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	$ 16,041	$ 16,041
Series 2006 A:
0.18% 10/1/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	27,553	27,553
0.18% 11/8/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	13,763	13,763
0.18% 12/3/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	11,300	11,300
0.19% 12/6/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	16,712	16,712
Wisconsin Health & Edl. Facilities Auth. Rev. Bonds (Ministry Health Care Proj.) Series 2012 A:
0.18% tender 12/3/12, LOC U.S. Bank NA, Cincinnati, CP mode	29,230	29,230
0.18% tender 12/3/12, LOC U.S. Bank NA, Cincinnati, CP mode	15,380	15,380
0.19% tender 2/5/13, LOC U.S. Bank NA, Cincinnati, CP mode	13,750	13,750
Wisconsin Trans. Rev.:
Series 1997:
0.19% 12/18/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	10,413	10,413
0.2% 12/6/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	19,149	19,149
Series 2006 A:
0.18% 11/8/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	7,500	7,500
0.2% 12/6/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	6,836	6,836
		236,118
TOTAL OTHER MUNICIPAL DEBT		7,159,515
Investment Company - 5.8%
	Shares	Value (000s)
Fidelity Municipal Cash Central Fund, 0.19% (d)(e)	1,446,340	$ 1,446,340
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $24,649,437)		24,649,437
NET OTHER ASSETS (LIABILITIES) - 0.2%		38,218
NET ASSETS - 100%		$ 24,687,655
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
RAN	-	REVENUE ANTICIPATION NOTE
TAN	-	TAX ANTICIPATION NOTE
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $39,250,000 or 0.2% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(g) Provides evidence of ownership in one or more underlying municipal bonds.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $255,945,000 or 1.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost (000s)
Auburn Univ. Gen. Fee Rev. Bonds Series WF 08 55C, 0.26%, tender 2/14/13 (Liquidity Facility Wells Fargo & Co.)	8/18/11	$ 23,525
Austin Wtr. & Wastewtr. Sys. Rev. Bonds Series WF 11 139C, 0.26%, tender 2/14/13 (Liquidity Facility Wells Fargo Bank NA)	12/8/11 - 2/2/12	$ 20,990
California Health Facilities Fing. Auth. Rev. Bonds Series WF 12 7C, 0.26%, tender 2/14/13 (Liquidity Facility Wells Fargo Bank NA)	3/22/12	$ 26,360
District of Columbia Income Tax Rev. Bonds Series WF 11 145C, 0.26%, tender 2/14/13 (Liquidity Facility Wells Fargo Bank NA)	2/2/12	$ 13,535
Security	Acquisition Date	Cost (000s)
DuPage County Gen. Oblig. Bonds Series Merlots 00 A9, 0.23%, tender 1/23/13 (Liquidity Facility Wells Fargo Bank NA)	8/17/11	$ 9,710
Frisco Independent School District Bonds Series WF 11 1C, 0.23%, tender 1/24/13 (Liquidity Facility Wells Fargo Bank NA)	1/12/11 - 4/13/11	$ 13,600
Georgia Gen. Oblig. Bonds Series WF 08 12C, 0.23%, tender 1/24/13 (Liquidity Facility Wells Fargo & Co.)	3/27/08 - 5/31/12	$ 14,145
Mississippi Hosp. Equip. & Facilities Auth. Bonds (Baptist Memorial Health Care Proj.) Series 2004 B2, 0.21%, tender 1/9/13	7/11/12	$ 10,000
North Central Texas Health Facilities Dev. Corp. Bonds Series WF 09 33C, 0.23%, tender 1/24/13 (Liquidity Facility Wells Fargo & Co.)	1/25/12	$ 7,200
Security	Acquisition Date	Cost (000s)
Salem-Keizer School District #24J Bonds Series WF 09 4Z, 0.23%, tender 1/24/13 (Liquidity Facility Wells Fargo & Co.)	8/18/11 - 7/3/12	$ 16,595
San Diego County Wtr. Auth. Wtr. Rev. Bonds Series WF 08 29C, 0.26%, tender 2/14/13 (Liquidity Facility Wells Fargo & Co.)	3/22/12	$ 22,000
Spring Branch Independent School District Bonds Series WF 11 140C, 0.26%, tender 2/14/13 (Liquidity Facility Wells Fargo Bank NA)	12/15/11 - 2/2/12	$ 25,500
Univ. of California Revs. Bonds Series Floaters 09 7C, 0.26%, tender 2/14/13 (Liquidity Facility Wells Fargo & Co.)	3/22/12 - 5/2/12	$ 8,600
Security	Acquisition Date	Cost (000s)
Univ. of Colorado Enterprise Sys. Rev. Bonds Series WF 11 128C, 0.23%, tender 1/24/13 (Liquidity Facility Wells Fargo Bank NA)	11/10/11	$ 18,365
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. Bonds Series WF 10 27C, 0.28%, tender 1/24/13 (Liquidity Facility Wells Fargo Bank NA)	5/3/12	$ 25,820
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 3,203
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	August 31, 2012

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $23,203,097)	$ 23,203,097
Fidelity Central Funds (cost $1,446,340)	1,446,340
Total Investments (cost $24,649,437)		$ 24,649,437
Cash		828
Receivable for securities sold on a delayed delivery basis		62,026
Receivable for fund shares sold		255,989
Interest receivable		18,143
Distributions receivable from Fidelity Central Funds		196
Other receivables		118
Total assets		24,986,737

Liabilities
Payable for investments purchased Regular delivery	$ 20,294
Delayed delivery	19,417
Payable for fund shares redeemed	246,355
Distributions payable	8
Accrued management fee	3,476
Other affiliated payables	9,256
Other payables and accrued expenses	276
Total liabilities		299,082

Net Assets		$ 24,687,655
Net Assets consist of:
Paid in capital		$ 24,687,399
Accumulated undistributed net realized gain (loss) on investments		256
Net Assets, for 24,681,073 shares outstanding		$ 24,687,655
Net Asset Value, offering price and redemption price per share ($24,687,655 ÷ 24,681,073 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended August 31, 2012

Investment Income
Interest		$ 42,162
Income from Fidelity Central Funds		3,203
Total income		45,365

Expenses
Management fee	$ 64,381
Transfer agent fees	35,215
Accounting fees and expenses	1,401
Custodian fees and expenses	283
Independent trustees' compensation	86
Registration fees	504
Audit	75
Legal	66
Miscellaneous	156
Total expenses before reductions	102,167
Expense reductions	(59,221)	42,946
Net investment income (loss)		2,419
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	688
Capital gain distributions from Fidelity Central Funds	12
Total net realized gain (loss)		700
Net increase in net assets resulting from operations		$ 3,119

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2012	Year ended August 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,419	$ 2,252
Net realized gain (loss)	700	335
Net increase in net assets resulting from operations	3,119	2,587
Distributions to shareholders from net investment income	(2,424)	(2,296)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	75,597,759	83,180,262
Reinvestment of distributions	2,364	2,271
Cost of shares redeemed	(74,136,876)	(82,328,710)
Net increase (decrease) in net assets and shares resulting from share transactions	1,463,247	853,823
Total increase (decrease) in net assets	1,463,942	854,114

Net Assets
Beginning of period	23,223,713	22,369,599
End of period	$ 24,687,655	$ 23,223,713

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended August 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- D	- D	- D	.008	.024
Net realized and unrealized gain (loss)D	-	-	-	-	-
Total from investment operations	- D	- D	- D	.008	.024
Distributions from net investment income	- D	- D	- D	(.008)	(.024)
Distributions from net realized gain	-	-	-D	- D	-D
Total distributions	- D	- D	- D	(.008)	(.024)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.01%	.01%	.01%	.77%	2.39%
Ratios to Average Net Assets B,C
Expenses before reductions	.42%	.43%	.43%	.47%	.43%
Expenses net of fee waivers, if any	.18%	.26%	.34%	.47%	.43%
Expenses net of all reductions	.18%	.26%	.34%	.46%	.34%
Net investment income (loss)	.01%	.01%	.01%	.76%	2.32%
Supplemental Data
Net assets, end of period (in millions)	$ 24,688	$ 23,224	$ 22,370	$ 24,530	$ 23,700

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2012

(Amounts in thousands except percentages)

1. Organization.

Fidelity Municipal Money Market Fund (the Fund) is a fund of Fidelity Union Street Trust II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Security Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of August 31, 2012, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustee compensation.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ -
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation) on securities and other investments	$ -

Tax Cost	$ 24,649,437

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows:

Undistributed tax-exempt income	$ 165
Undistributed long-term capital gain	$ 218

The tax character of distributions paid was as follows:

	August 31, 2012	August 31, 2011
Tax-exempt Income	$ 2,424	$ 2,296

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Annual Report

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and an annualized group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .27% of the Fund's average net assets.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and servicing agent for the Fund. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, under which FIIOC performs the activities associated with the Fund's transfer agency, dividend disbursing and shareholder servicing functions. The Fund pays account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to an annual rate of .15% of average net assets.

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

6. Expense Reductions.

FMR or its affiliates voluntarily agreed to waive certain fees in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by FMR at any time. For the period, the amount of the waiver was $59,211.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $10.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Union Street Trust II and the Shareholders of Fidelity Municipal Money Market Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Municipal Money Market Fund (a fund of Fidelity Union Street Trust II) at August 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Municipal Money Market Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 10, 2012

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 207 funds advised by FMR or an affiliate. Mr. Curvey oversees 435 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (50)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (77)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (70)

Year of Election or Appointment: 2006

Mr. Gamper is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (60)

Year of Election or Appointment: 2010

Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (65)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Mr. Edward C. Johnson 3d or Ms. Abigail P. Johnson.

Michael E. Kenneally (58)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (71)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (65)

Year of Election or Appointment: 2001

Ms. Knowles is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (73)

Year of Election or Appointment: 2005

Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (54)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Charles S. Morrison (51)

Year of Election or Appointment: 2012

Vice President of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Morrison also serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Nancy D. Prior (45)

Year of Election or Appointment: 2012

Vice President of Fidelity's Money Market Funds. Ms. Prior also serves as President, Money Market Group of FMR (2011-present) and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2008-2009).

Scott C. Goebel (44)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Ramon Herrera (38)

Year of Election or Appointment: 2012

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Herrera also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2004-present).

Elizabeth Paige Baumann (44)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (53)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (45)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (55)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephanie J. Dorsey (43)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (45)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer (2011-present) and Deputy Treasurer (2008-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (43)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (54)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (44)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2012, $469,460 or, if subsequently determined to be different, the net capital gain of such year.

During fiscal year ended 2012, 100% of the fund's income dividends was free from federal income tax, and 36.57% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2013 of amounts for use in preparing 2012 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research
  Company
Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Citibank, N.A.
New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

MMM-UANN-1012
1.790909.109

Item 2. Code of Ethics

As of the end of the period, August 31, 2012, Fidelity Union Street Trust II (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that James H. Keyes is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Keyes is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to Fidelity AMT Tax-Free Money Fund, Fidelity Arizona Municipal Money Market Fund and Fidelity Municipal Money Market Fund (the "Funds"):

Services Billed by PwC

August 31, 2012 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity AMT Tax-Free Money Fund	$33,000	$-	$2,000	$2,000
Fidelity Arizona Municipal Money Market Fund	$32,000	$-	$2,000	$1,700
Fidelity Municipal Money Market Fund	$60,000	$-	$2,000	$9,300

August 31, 2011 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity AMT Tax-Free Money Fund	$37,000	$-	$2,000	$2,400
Fidelity Arizona Municipal Money Market Fund	$35,000	$-	$2,000	$1,900
Fidelity Municipal Money Market Fund	$60,000	$-	$2,000	$8,400

A Amounts may reflect rounding.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by PwC

	August 31, 2012A	August 31, 2011A
Audit-Related Fees	$4,450,000	$1,860,000
Tax Fees	$-	$-
All Other Fees	$-	$-

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	August 31, 2012 A	August 31, 2011 A
PwC	$5,670,000	$3,315,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Funds, taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Union Street Trust II

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	October 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	October 26, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	October 26, 2012